UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 13 of its series:

Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Real Return Portfolio, Wells Fargo Managed Fixed Income Portfolio, and Wells Fargo Stable Income Portfolio.

Date of reporting period: May 31, 2016

ITEM 1. REPORT TO STOCKHOLDERS

Annual Report

May 31, 2016

Allocation Funds

■	Wells Fargo Growth Balanced Fund

■	Wells Fargo Moderate Balanced Fund

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*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/index-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

**	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/core-bond-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of May 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Allocation Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

During much of the period, global equity, bond, and currency markets were volatile as recessionary pressures and diverging central bank policies concerned investors.

During the fourth quarter of 2015, Japan’s economy contracted, China’s manufacturing sector retrenched, and growth appeared to slow in Europe.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Allocation Funds for the 12-month period that ended May 31, 2016. During much of the period, global equity, bond, and currency markets were volatile as recessionary pressures and diverging central bank policies concerned investors. As the period closed, investor confidence appeared to improve based on favorable economic data in key markets and central bank monetary policies that were intended to support increased business activity.

Shifting investor sentiment reflected changing economic and business data.

Early in the period, oil prices declined after a spring rally, negotiations about Greece’s ability to repay its sovereign debt grew contentious, and the U.S. dollar strengthened. By July 2015, equity markets were declining, led by stocks in China, which endured the largest one-day loss since 2007 on July 27, 2015.

The S&P 500 Index,1 a common measure of U.S. stock performance, fell into correction territory—defined as a loss of 10% or more—during August 2015 before recovering somewhat. The index retested the August lows in late September before recovering most of its year-to-date-2015 losses from October through December. As anticipated, the U.S. Federal Reserve (Fed) increased the federal funds rate in December and suggested it planned to pursue additional increases in 2016. During the first six weeks of 2016, the index suffered the worst loss to open a year on record before trending higher. By the end of the 12-month reporting period, the index recorded a 1.72% gain.

Overseas, the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net)2 and the MSCI Emerging Markets (EM) Index (Net)3 recorded negative returns. In August 2015, China allowed its currency’s value to decline in an attempt to bolster exports. The U.S. dollar strengthened, which negatively affected investment returns and U.S. corporate profits earned overseas. During the fourth quarter of 2015, Japan’s economy contracted, China’s manufacturing sector retrenched, and growth appeared to slow in Europe.

Global equity markets hit low points before starting to rebound in the middle of February 2016 when business data improved and central bankers reasserted their commitment to initiatives intended to encourage economic activity. The European Central Bank (ECB) pushed the deposit interest rate further into negative territory. The Bank of Japan (BOJ) followed the ECB’s lead by setting a negative deposit rate. Negative deposit interest rates are intended to encourage banks to lend assets rather than keep them on deposit. The People’s Bank of China (PBOC) reduced reserve ratios, which also was intended to encourage lending. The ECB expanded its bond-buying program, which injects liquidity into the markets and encourages investment.

For the 12-month reporting period, the MSCI ACWI ex USA Index (Net) and MSCI EM Index (Net) recorded returns of -11.39% and -17.63%, respectively.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Allocation Funds	3

A December federal funds rate increase marked divergence of central bank policies.

Bond markets were volatile as well. The Fed’s decision to tighten credit conditions through higher interest rates contrasted with actions by the ECB, the PBOC, and the BOJ. In January 2016, amid falling stock markets, U.S. corporate profits declined for the second consecutive quarter. The Fed expressed hesitancy about additional credit tightening in the near term, which investors appeared to read as accommodative of business activity. Overall, policy actions of central banks and intermittently positive economic data heartened investors as the period drew to a close.

Bond markets benefited during the period, with the Barclays Global Aggregate ex U.S. Dollar Bond Index4 gaining 7.25%, the Barclays U.S. Aggregate Bond Index5 gaining 2.99%, and the Barclays U.S. Treasury Index6 adding 3.01% during the period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Notice to shareholders

British Exit from European Union (“Brexit”)

On June 23, 2016, the United Kingdom (UK) voted to leave the European Union (EU). It is expected that the UK’s exit from the EU will take place within two years after giving formal notice to the EU of its intention to withdraw; however, the exact timeframe is unknown. There is considerable uncertainty about how the UK exit from the EU will be conducted, how negotiations of necessary treaties and trade agreements will proceed or how the financial markets will react. In addition, it is not yet known whether Brexit will increase the likelihood of other countries seeking to depart the EU. Immediately following the vote, markets in the UK, Europe and the world were negatively impacted. In light of the uncertainties surrounding the impact of Brexit on the broader global economy, the negative impact could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[4]	The Barclays Global Aggregate ex U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

[5]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-based securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]	The Barclays U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.

4	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Growth Balanced Fund1

Investment objective

The Fund seeks total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the affiliated master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®, FRM

Thomas C. Biwer, CFA®

Aldo Ceccarelli, CFA®

Christian Chan, CFA®

Erik Sens, CFA®

Average annual total returns (%) as of May 31, 2016

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGBX)	10-14-1998	(6.82)	6.09	4.72	(1.14)	7.36	5.34	1.35	1.20
Class B (NVGRX)*	10-1-1998	(6.87)	6.23	4.78	(1.87)	6.55	4.78	2.10	1.95
Class C (WFGWX)	10-1-1998	(2.88)	6.55	4.55	(1.88)	6.55	4.55	2.10	1.95
Administrator Class (NVGBX)	11-11-1994	–	–	–	(0.86)	7.62	5.60	1.27	0.95
Growth Balanced Composite Index[4]	–	–	–	–	0.45	7.68	6.33	–	–
Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	2.99	3.33	4.97	–	–
MSCI EAFE Index (Net)[6]	–	–	–	–	(9.68)	2.12	1.92	–	–
Russell 1000® Growth Index[7]	–	–	–	–	1.61	12.11	8.78	–	–
Russell 1000® Value Index[8]	–	–	–	–	(0.06)	10.70	6.11	–	–
Russell 2000® Index[9]	–	–	–	–	(5.97)	7.86	6.27	–	–
S&P 500 Index[10]	–	–	–	–	1.72	11.67	7.41	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 6.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	5

Wells Fargo Growth Balanced Fund (continued)

Growth of $10,000 investment as of May 31, 2016[11]

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

6	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Growth Balanced Fund (continued)

[1]	The Fund is a gateway blended fund that invests all of its assets in two or more affiliated master portfolios of Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.51% in net expenses from affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	Source: Wells Fargo Funds Management, LLC. The Growth Balanced Composite Index is weighted 35% in the Barclays U.S. Aggregate Bond Index, 9.75% in the MSCI EAFE Index (Net), 16.25% in the Russell 1000® Growth Index, 16.25% in the Russell 1000® Value Index, 6.50% in the Russell 2000® Index and 16.25% in the S&P 500 Index. You cannot invest directly in an index.

[5]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[7]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[8]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[9]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[10]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[11]	The chart compares the performance of Class A shares for the most recent ten years with the Growth Balanced Composite Index, the Barclays U.S. Aggregate Bond Index, the MSCI EAFE Index (Net), the Russell 1000® Growth Index, the Russell 1000® Value Index, the Russell 2000® Index, and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment in Class A and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[12]	The MSCI All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. You cannot invest directly in an index.

[13]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[14]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[15]	Current target allocation includes the effect of any tactical futures overlay that may be in place. These amounts are subject to change and may have changed since the date specified.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	7

Wells Fargo Growth Balanced Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed the Growth Balanced Composite Index for the 12-month period that ended May 31, 2016.

■	Two equity market corrections, defined as a loss of 10% or more, during the 12-month period proved to be a challenging environment for the underlying managers. The Fund’s equity investments overall underperformed their benchmarks. The two market corrections served to discourage equity investors and stock prices suffered as a result. While rallies subsequent to each correction benefited stock prices, overall equity prices in global markets, particularly outside of the U.S., suffered.

■	Tactical asset allocation added to performance through the period. During market corrections in August 2015 and January 2016, the portfolio management team tactically shifted the portfolio’s allocation during periods of depressed equity prices, which added value.

■	The Fund’s bond investments added value on an absolute basis but underperformed relative to the benchmark.

Equity markets experienced two corrections during the previous 12 months.

Global equity markets experienced two corrections during the previous 12 months. Amid fears of contagion from international markets, investors sold U.S. equities heavily during August 2015 and January 2016. In August, the contraction was fueled by fears of collapsing growth in China. In January, in addition to renewed fears of lower output in China and softer domestic economic data, oil prices dropped below $30 a barrel.

The second correction, which followed the first hike in the federal funds interest rate in a decade, raised concerns that the U.S. Federal Reserve acted too hastily. U.S. investors feared a contracting global economy coupled with the currency and business effects of a rate hike would drive down international demand for U.S. goods. Despite the headwinds, the S&P 500 Index ended the 12-month period up 1.72%.

The European Central Bank (ECB) and the Bank of Japan (BOJ) increased monetary stimulus programs that were intended to bolster their local economies. Brazil’s business and political woes continued and China reduced its economic growth forecasts, which tended to restrain investor enthusiasm for international investments.

U.S. bonds, as measured by the Barclays U.S. Aggregate Bond Index5 rose 2.99%, outperforming large-cap stocks. Small-cap stocks, as measured by the Russell 2000® Index9 returned -5.97%. International stocks returned -11.39%, as measured by the MSCI All Country World Index (ACWI) ex USA Index (Net).12 Within international stocks, emerging markets stocks fell the most at -17.63%, as measured by the MSCI Emerging Markets (EM) Index (Net).13

Please see footnotes on page 6.

8	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Growth Balanced Fund (continued)

Ten largest holdings (%) as of May 31, 2016[14]
Facebook Incorporated Class A	1.04
Apple Incorporated	1.02
Amazon.com Incorporated	0.98
Alphabet Incorporated Class A	0.92
Exxon Mobil Corporation	0.81
JPMorgan Chase & Company	0.67
Medtronic plc	0.66
Alphabet Incorporated Class C	0.65
Visa Incorporated Class A	0.65
Microsoft Corporation	0.62

The Fund seeks to enhance returns by using a combination of inputs from multiple quantitative and qualitative factors in order to alter the effective allocation between stocks and bonds.

The Fund’s neutral allocation is 60% stocks and 40% bonds. During the period, the portfolio management team took tactical advantage of equity price movements. Through our overlays, we tactically increased equity exposures through the first correction in August 2015, increasing equity holdings as Chinese and U.S. markets declined. As the market correction reversed in the following months, the overlay added value to the Fund’s performance. Again in January and February 2016, we saw a similar correction and used our overlays to overweight equities. Through effective execution of our hedging strategy, the team again added to the Fund’s returns.

Current target allocation as of May 31, 2016[15]

Neutral target allocation

We remain cautiously optimistic about the longer-term outlook for stocks.

Bond yields continue to be depressed. The potential for future interest-rate hikes may be a headwind to overall increases in output in the general U.S. economy. Especially with yields at historical lows, there continues to be a duration risk in bonds.

Internationally, the accommodative policies of the ECB and BOJ are intended to bolster their local economies. We believe these central banks will continue to support growth in their economies, which should be supportive of asset prices. In addition to developed, international economies, emerging markets stocks are at low valuation levels not seen in years. Finally, domestic stocks and the U.S. economy have shown resilience in the past year. We look to market signals and economic releases to help inform the changing state of U.S. markets.

Please see footnotes on page 6.

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10	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Moderate Balanced Fund1

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the affiliated master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®, FRM

Thomas C. Biwer, CFA®

Aldo Ceccarelli, CFA®

Christian Chan, CFA®

Erik Sens, CFA®

Average annual total returns (%) as of May 31, 2016

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFMAX)	1-30-2004	(5.43)	4.55	4.29	0.34	5.80	4.91	1.32	1.15
Class B (WMOBX)*	1-30-2004	(5.43)	4.67	4.35	(0.43)	5.00	4.35	2.07	1.90
Class C (WFBCX)	1-30-2004	(1.44)	4.99	4.12	(0.44)	4.99	4.12	2.07	1.90
Administrator Class (NVMBX)	11-11-1994	–	–	–	0.59	6.05	5.16	1.24	0.90
Moderate Balanced Composite Index[4]	–	–	–	–	1.14	5.61	5.44	–	–
Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	2.99	3.33	4.97	–	–
Barclays U.S. Short Treasury 9–12 Months Index[6]	–	–	–	–	0.41	0.29	1.65	–	–
MSCI EAFE Index (Net)[7]	–	–	–	–	(9.68)	2.12	1.92	–	–
Russell 1000® Growth Index[8]	–	–	–	–	1.61	12.11	8.78	–	–
Russell 1000® Value Index[9]	–	–	–	–	(0.06)	10.70	6.11	–	–
Russell 2000® Index[10]	–	–	–	–	(5.97)	7.86	6.27	–	–
S&P 500 Index[11]	–	–	–	–	1.72	11.67	7.41	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on page 12.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	11

Wells Fargo Moderate Balanced Fund (continued)

Growth of $10,000 investment as of May 31, 2016[12]

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 12.

12	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Moderate Balanced Fund (continued)

[1]	The Fund is a gateway blended fund that invests all of its assets in two or more affiliated master portfolios of Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.47% in net expenses from affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Net expenses from the affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Composite Index is weighted 45% in the Barclays U.S. Aggregate Bond Index, 15% in the Barclays U.S. Short Treasury 9-12 Months Index, 6% in the MSCI EAFE Index (Net), 10% in the Russell 1000® Growth Index, 10% in the Russell 1000® Value Index, 4% in the Russell 2000® Index and 10% in the S&P 500 Index. You cannot invest directly in an index.

[5]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]	The Barclays U.S. Short Treasury 9–12 Months Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.

[7]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[8]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[9]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[10]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[11]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[12]	The chart compares the performance of Class A shares for the most recent ten years with the Moderate Balanced Composite Index, the Barclays U.S. Aggregate Bond Index, Barclays U.S. Short Treasury 9–12 Months Index, the MSCI EAFE Index (Net), the Russell 1000® Growth Index, the Russell 1000® Value Index, the Russell 2000® Index, and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment in Class A and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[13]	The MSCI All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. You cannot invest directly in an index.

[14]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[15]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[16]	Current target allocation includes the effect of any tactical futures overlay that may be in place. The amounts are subject to change and may have changed since the date specified.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	13

Wells Fargo Moderate Balanced Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed the Moderate Balanced Composite Index for the 12-month period that ended May 31, 2016.

■	Two equity market corrections, defined as a loss of 10% or more, during the 12-month period proved to be a challenging environment for the underlying managers. The Fund’s equity investments overall underperformed their benchmarks. The two market corrections served to discourage equity investors and stock prices suffered as a result. While rallies subsequent to each correction benefited stock prices, overall equity prices in global markets, particularly outside of the U.S., suffered.

■	Tactical asset allocation added to performance through the period. During market corrections in August 2015 and January 2016, the portfolio management team tactically shifted the portfolio allocation during periods of depressed equity prices, which added value.

■	The Fund’s bond investments added value on an absolute basis but underperformed relative to the benchmark.

Equity markets experienced two corrections during the previous 12 months.

Global equity markets experienced two corrections during the previous 12 months. Amid fears of contagion from international markets, investors sold U.S. equities heavily during August 2015 and January 2016. In August, the contraction was fueled by fears of collapsing growth in China. In January, in addition to renewed fears of lower output in China and softer domestic economic data, oil prices dropped below $30 a barrel.

The second correction, which followed the first hike in the federal funds interest rate in a decade, raised concerns that the U.S. Federal Reserve acted too hastily. U.S. investors feared a contracting global economy coupled with the currency and business effects of a rate hike would drive down international demand for U.S. goods. Despite the potential headwinds, the S&P 500 Index ended the period up 1.72%.

The European Central Bank (ECB) and the Bank of Japan (BOJ) increased monetary stimulus programs that were intended to bolster their local economies. Brazil’s business and political woes continued and China reduced its economic growth forecasts, which tended to restrain investor enthusiasm for international investments.

U.S. bonds, as measured by the Barclays U.S. Aggregate Bond Index,5 rose 2.99%, outperforming large-cap stocks. Small-cap stocks, as measured by the Russell 2000® Index,10 returned -5.97%. International stocks returned -11.39%, as measured by the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net).13 Within international stocks, emerging markets stocks fell the most at -17.63%, as measured by the MSCI Emerging Markets (EM) Index (Net).14

Please see footnotes on page 12.

14	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Moderate Balanced Fund (continued)

Ten largest holdings (%) as of May 31, 2016[15]
FHLMC Structured Pass-Through Securities Series T-58 Class 4A, 7.50%, 9-25-2043	0.69
U.S. Treasury Note, 0.88%, 7-15-2017	0.68
U.S. Treasury Note, 0.63%, 9-30-2017	0.65
Facebook Incorporated Class A	0.64
Apple Incorporated	0.63
Amazon.com Incorporated	0.61
Alphabet Incorporated Class A	0.57
FNMA Series 2002-W4 Class A4, 6.25%, 5-25-2042	0.55
U.S Treasury Bond, 2.50%, 2-15-2046	0.53
Exxon Mobil Corporation	0.50

The Fund seeks to enhance returns by using a combination of inputs from multiple quantitative and qualitative factors to alter allocations among stocks and bonds.

The Fund’s neutral allocation is 40% stocks and 60% bonds. During the period, the portfolio management team took tactical advantage of equity price movements. Through our overlays, we tactically increased equity exposures through the first correction in August 2015, increasing equity holdings as Chinese and U.S. markets declined. As the market correction reversed in the following months, the overlay added value to the Fund’s performance. Again in January and February 2016, we saw a similar correction and used our overlays to overweight equities. Through effective execution of our hedging strategy, the team again added to the Fund’s returns.

Current target allocation as of May 31, 2016[16]

Neutral target allocation

We remain cautiously optimistic about the longer-term outlook for stocks.

Bond yields continued to be depressed. The potential for future interest-rate hikes may be a headwind to overall increases in output in the general U.S. economy. With yields at historical lows, there continues to be a duration risk in bonds.

Internationally, the accommodative policies of the ECB and BOJ are intended to bolster their local economies. We believe these central banks will continue to support growth in their economies, which should be supportive of asset prices. In addition to developed, international economies, emerging markets stocks are at low valuation levels not seen in years. Finally, domestic stocks and the U.S. economy have shown resilience in the past year. We look to market signals and economic releases to help inform the changing state of U.S. markets.

Please see footnotes on page 12.

Fund expenses (unaudited)	Wells Fargo Allocation Funds	15

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from December 1, 2015 to May 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Growth Balanced Fund	Beginning account value 12-1-2015	Ending account value 5-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,004.12	$6.01	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Class B
Actual	$1,000.00	$1,000.56	$9.75	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Class C
Actual	$1,000.00	$1,000.28	$9.75	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Administrator Class
Actual	$1,000.00	$1,005.73	$4.76	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%
Wells Fargo Moderate Balanced Fund
Class A
Actual	$1,000.00	$1,012.38	$5.79	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Class B
Actual	$1,000.00	$1,008.36	$9.54	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Class C
Actual	$1,000.00	$1,008.20	$9.54	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Administrator Class
Actual	$1,000.00	$1,013.62	$4.53	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

16	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

GROWTH BALANCED FUND

Security name				Value

Investment Companies: 100.00%

Affiliated Master Portfolios: 100.00%
Wells Fargo C&B Large Cap Value Portfolio				$14,011,685
Wells Fargo Core Bond Portfolio				17,956,255
Wells Fargo Diversified Large Cap Growth Portfolio				42,013,810
Wells Fargo Emerging Growth Portfolio				4,242,640
Wells Fargo Index Portfolio				42,084,098
Wells Fargo International Growth Portfolio				12,434,299
Wells Fargo International Value Portfolio				12,598,838
Wells Fargo Large Company Value Portfolio				28,095,347
Wells Fargo Managed Fixed Income Portfolio				62,870,419
Wells Fargo Real Return Portfolio				8,949,465
Wells Fargo Small Company Growth Portfolio				4,251,967
Wells Fargo Small Company Value Portfolio				8,469,960

Total Investment Companies (Cost $231,910,236)				257,978,783

	Yield	Maturity date	Principal
Short-Term Investments: 0.06%

U.S. Treasury Securities: 0.06%
U.S. Treasury Bill #(z)	0.13%	6-9-2016	$137,000	136,995

Total Short-Term Investments (Cost $136,995)				136,995

Total investments in securities (Cost $232,047,231) *	100.06%	258,115,778
Other assets and liabilities, net	(0.06)	(142,466)

Total net assets	100.00%	$257,973,312

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $233,050,542 and unrealized gains (losses) consists of:

Gross unrealized gains	$25,065,236
Gross unrealized losses	0

Net unrealized gains	$25,065,236

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	17

MODERATE BALANCED FUND

Security name				Value

Investment Companies: 99.49%

Affiliated Master Portfolios: 99.49%
Wells Fargo C&B Large Cap Value Portfolio				$6,861,334
Wells Fargo Core Bond Portfolio				18,251,208
Wells Fargo Diversified Large Cap Growth Portfolio				20,733,107
Wells Fargo Emerging Growth Portfolio				2,120,752
Wells Fargo Index Portfolio				20,661,580
Wells Fargo International Growth Portfolio				6,168,946
Wells Fargo International Value Portfolio				6,191,994
Wells Fargo Large Company Value Portfolio				13,788,426
Wells Fargo Managed Fixed Income Portfolio				63,883,311
Wells Fargo Real Return Portfolio				9,126,974
Wells Fargo Small Company Growth Portfolio				2,118,666
Wells Fargo Small Company Value Portfolio				4,210,419
Wells Fargo Stable Income Portfolio				30,392,418

Total Investment Companies (Cost $193,283,811)				204,509,135

	Yield	Maturity date	Principal
Short-Term Investments: 0.05%

U.S. Treasury Securities: 0.05%
U.S. Treasury Bill #(z)	0.13%	6-9-2016	$106,000	105,997

Total Short-Term Investments (Cost $105,997)				105,997

Total investments in securities (Cost $193,389,808) *	99.54%	204,615,132
Other assets and liabilities, net	0.46	946,936

Total net assets	100.00%	$205,562,068

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $192,582,891 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,032,241
Gross unrealized losses	0

Net unrealized gains	$12,032,241

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Allocation Funds	Statements of assets and liabilities—May 31, 2016

	Growth Balanced Fund	Moderate Balanced Fund

Assets
Investments
In affiliated Master Portfolios, at value (see cost below)	$257,978,783	$204,509,135
In unaffiliated securities, at value (see cost below)	136,995	105,997

Total investments, at value (see cost below)	258,115,778	204,615,132
Receivable for Fund shares sold	211,129	1,088,582
Receivable for daily variation margin on open futures contracts	1,500	1,156
Receivable from manager	0	842
Prepaid expenses and other assets	26,060	22,415

Total assets	258,354,467	205,728,127

Liabilities
Payable for Fund shares redeemed	251,258	78,673
Management fee payable	6,567	0
Distribution fees payable	10,314	7,888
Administration fees payable	33,645	25,500
Shareholder report expenses payable	17,226	8,475
Shareholder servicing fees payable	54,132	42,836
Accrued expenses and other liabilities	8,013	2,687

Total liabilities	381,155	166,059

Total net assets	$257,973,312	$205,562,068

NET ASSETS CONSIST OF
Paid-in capital	368,576,793	192,014,976
Undistributed net investment income	2,724,712	1,036,706
Accumulated net realized gains (losses) on investments	(139,366,465)	1,308,399
Net unrealized gains on investments	26,038,272	11,201,987

Total net assets	$257,973,312	$205,562,068

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$65,865,889	$35,993,111
Shares outstanding – Class A1	1,646,970	1,599,121
Net asset value per share – Class A	$39.99	$22.51
Maximum offering price per share – Class A2	$42.43	$23.88
Net assets – Class B	$167,317	$152,707
Shares outstanding – Class B1	4,686	6,694
Net asset value per share – Class B	$35.71	$22.81
Net assets – Class C	$16,224,626	$12,501,071
Shares outstanding – Class C1	465,894	566,882
Net asset value per share – Class C	$34.82	$22.05
Net assets – Administrator Class	$175,715,480	$156,915,179
Shares outstanding – Administrator Class[1]	4,911,362	6,912,881
Net asset value per share – Administrator Class	$35.78	$22.70

Investments in affiliated Master Portfolios, at cost	$231,910,236	$193,283,811

Investments in unaffiliated securities, at cost	$136,995	$105,997

Total investments, at cost	$232,047,231	$193,389,808

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended May 31, 2016	Wells Fargo Allocation Funds	19

	Growth Balanced Fund	Moderate Balanced Fund

Investment income
Dividends allocated from affiliated Master Portfolios*	$2,990,116	$1,379,958
Interest allocated from affiliated Master Portfolios	2,715,088	2,990,498
Affiliated income allocated from affiliated Master Portfolios	34,109	21,886
Securities lending income allocated from affiliated Master Portfolios	80,288	39,609
Interest	665	491
Expenses allocated from affiliated Master Portfolios	(1,426,946)	(1,018,450)
Waivers allocated from affiliated Master Portfolios	126,528	150,388

Total investment income	4,519,848	3,564,380

Expenses
Management fee	758,796	556,747
Administration fees
Class A	135,701	55,075
Class B	391	350
Class C	32,432	18,954
Administrator Class	222,030	192,134
Shareholder servicing fees
Class A	158,374	64,542
Class B	458	407
Class C	37,900	22,265
Administrator Class	435,599	376,742
Distribution fees
Class B	1,373	1,221
Class C	113,699	66,794
Custody and accounting fees	10,964	8,573
Professional fees	29,495	31,120
Registration fees	61,099	52,410
Shareholder report expenses	65,408	41,974
Trustees’ fees and expenses	15,157	16,701
Other fees and expenses	10,365	10,869

Total expenses	2,089,241	1,516,878
Less: Fee waivers and/or expense reimbursements	(675,001)	(559,469)

Net expenses	1,414,240	957,409

Net investment income	3,105,608	2,606,971

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Securities transactions allocated from affiliated Master Portfolios	4,345,913	2,055,479
Unaffiliated securities	88	66
Futures transactions	1,283,075	975,301

Net realized gains on investments	5,629,076	3,030,846

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	(11,494,357)	(4,328,549)
Unaffiliated securities	(73)	(53)
Futures transactions	102,220	68,811

Net change in unrealized gains (losses) on investments	(11,392,210)	(4,259,791)

Net realized and unrealized gains (losses) on investments	(5,763,134)	(1,228,945)

Net increase (decrease) in net assets resulting from operations	$(2,657,526)	$1,378,026

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$79,298	$38,325

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Allocation Funds	Statements of changes in net assets

	Growth Balanced Fund
	Year ended May 31, 2016		Year ended May 31, 2015

Operations
Net investment income		$3,105,608		$2,789,281
Net realized gains on investments		5,629,076		15,701,271
Net change in unrealized gains (losses) on investments		(11,392,210)		1,114,605

Net increase (decrease) in net assets resulting from operations		(2,657,526)		19,605,157

Distributions to shareholders from
Net investment income
Class A		(542,593)		(268,805)
Class C		(61,467)		(29,178)
Administrator Class		(2,115,400)		(1,028,262)

Total distributions to shareholders		(2,719,460)		(1,326,245)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	302,429	11,925,156	185,450	7,274,394
Class B	6,666	229,343	1,558	53,483
Class C	129,397	4,455,113	72,213	2,489,920
Administrator Class	668,947	23,470,005	635,039	22,455,940

		40,079,617		32,273,737

Reinvestment of distributions
Class A	13,763	533,044	6,633	261,859
Class C	1,662	56,244	788	27,266
Administrator Class	60,923	2,108,567	28,932	1,022,158

		2,697,855		1,311,283

Payment for shares redeemed
Class A	(243,456)	(9,569,788)	(227,744)	(8,991,283)
Class B	(6,490)	(227,822)	(11,057)	(384,245)
Class C	(67,904)	(2,314,573)	(49,378)	(1,697,172)
Administrator Class	(809,000)	(28,424,055)	(826,937)	(29,006,446)

		(40,536,238)		(40,079,146)

Net increase (decrease) in net assets resulting from capital share transactions		2,241,234		(6,494,126)

Total increase (decrease) in net assets		(3,135,752)		11,784,786

Net assets
Beginning of period		261,109,064		249,324,278

End of period		$257,973,312		$261,109,064

Undistributed net investment income		$2,724,712		$2,484,235

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	21

	Moderate Balanced Fund
	Year ended May 31, 2016		Year ended May 31, 2015

Operations
Net investment income		$2,606,971		$2,299,319
Net realized gains on investments		3,030,846		7,901,060
Net change in unrealized gains (losses) on investments		(4,259,791)		(22,765)

Net increase in net assets resulting from operations		1,378,026		10,177,614

Distributions to shareholders from
Net investment income
Class A		(297,818)		(376,425)
Class B		(182)		0
Class C		(67,037)		(52,862)
Administrator Class		(2,056,183)		(3,267,946)
Net realized gains
Class A		(935,192)		(415,324)
Class B		(5,343)		(4,805)
Class C		(325,466)		(111,625)
Administrator Class		(5,453,616)		(3,128,190)

Total distributions to shareholders		(9,140,837)		(7,357,177)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,014,195	22,691,852	255,117	5,957,581
Class B	5,573	125,768	1,624	38,050
Class C	408,018	8,992,522	97,255	2,232,984
Administrator Class	1,214,117	27,655,326	731,005	17,208,011

		59,465,468		25,436,626

Reinvestment of distributions
Class A	53,460	1,186,272	32,909	762,939
Class B	203	4,571	156	3,620
Class C	15,738	342,627	6,451	147,103
Administrator Class	327,107	7,317,656	270,522	6,320,119

		8,851,126		7,233,781

Payment for shares redeemed
Class A	(350,307)	(7,888,089)	(189,830)	(4,466,077)
Class B	(7,820)	(179,801)	(9,450)	(221,598)
Class C	(117,584)	(2,583,589)	(39,148)	(899,068)
Administrator Class	(1,089,111)	(24,830,085)	(709,375)	(16,680,708)

		(35,481,564)		(22,267,451)

Net increase in net assets resulting from capital share transactions		32,835,030		10,402,956

Total increase in net assets		25,072,219		13,223,393

Net assets
Beginning of period		180,489,849		167,266,456

End of period		$205,562,068		$180,489,849

Undistributed net investment income		$1,036,706		$915,734

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Allocation Funds	Financial highlights

Growth Balanced Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Year ended May 31, 2016	$40.80	0.46		(0.94)	(0.33)	$39.99
Year ended May 31, 2015	$37.96	0.36		2.65	(0.17)	$40.80
Year ended May 31, 2014	$33.35	0.35		4.60	(0.34)	$37.96
Year ended May 31, 2013	$27.77	0.32		5.70	(0.44)	$33.35
Year ended May 31, 2012	$29.34	0.39	[4]	(1.73)	(0.23)	$27.77
Class B
Year ended May 31, 2016	$36.39	0.13	[4]	(0.81)	0.00	$35.71
Year ended May 31, 2015	$33.97	0.06	[4]	2.36	0.00	$36.39
Year ended May 31, 2014	$29.84	0.08	[4]	4.10	(0.05)	$33.97
Year ended May 31, 2013	$24.80	0.12	[4]	5.05	(0.13)	$29.84
Year ended May 31, 2012	$26.17	0.15	[4]	(1.52)	0.00	$24.80
Class C
Year ended May 31, 2016	$35.63	0.12	[4]	(0.79)	(0.14)	$34.82
Year ended May 31, 2015	$33.33	0.08	[4]	2.30	(0.08)	$35.63
Year ended May 31, 2014	$29.38	0.10	[4]	4.00	(0.15)	$33.33
Year ended May 31, 2013	$24.52	0.13	[4]	4.98	(0.25)	$29.38
Year ended May 31, 2012	$25.94	0.16	[4]	(1.53)	(0.05)	$24.52
Administrator Class
Year ended May 31, 2016	$36.54	0.49		(0.82)	(0.43)	$35.78
Year ended May 31, 2015	$33.98	0.45		2.32	(0.21)	$36.54
Year ended May 31, 2014	$29.89	0.41	[4]	4.10	(0.42)	$33.98
Year ended May 31, 2013	$24.93	0.65	[4]	4.82	(0.51)	$29.89
Year ended May 31, 2012	$26.39	0.41	[4]	(1.57)	(0.30)	$24.93

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended May 31
	2016	2015	2014	2013	2012
Class A	0.51%	0.51%	0.51%	0.50%	0.49%
Class B	0.50	0.51	0.51	0.50	0.49
Class C	0.50	0.51	0.51	0.50	0.49
Administrator Class	0.50	0.51	0.51	0.50	0.49

[2]	Total return calculations do not include any sales charges.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	23

Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]	Total return[2]

1.10%	1.35%	1.20%	(1.14)%	79%	$65,866
0.97%	1.40%	1.20%	7.94%	75%	$64,223
1.05%	1.39%	1.20%	14.87%	77%	$61,117
1.23%	1.39%	1.20%	21.85%	80%	$55,777
1.40%	1.36%	1.20%	(4.53)%	107%	$49,403

0.36%	2.09%	1.95%	(1.87)%	79%	$167
0.18%	2.14%	1.95%	7.12%	75%	$164
0.25%	2.14%	1.95%	14.00%	77%	$476
0.45%	2.12%	1.95%	20.91%	80%	$970
0.61%	2.10%	1.95%	(5.23)%	107%	$1,704

0.36%	2.10%	1.95%	(1.88)%	79%	$16,225
0.22%	2.15%	1.95%	7.13%	75%	$14,349
0.31%	2.14%	1.95%	13.99%	77%	$12,637
0.48%	2.14%	1.95%	20.97%	80%	$9,326
0.65%	2.11%	1.95%	(5.26)%	107%	$7,656

1.35%	1.27%	0.95%	(0.86)%	79%	$175,715
1.22%	1.24%	0.95%	8.16%	75%	$182,373
1.29%	1.23%	0.95%	15.16%	77%	$175,094
1.47%	1.22%	0.95%	22.18%	80%	$175,142
1.64%	1.20%	0.95%	(4.30)%	107%	$220,021

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Allocation Funds	Financial highlights

Moderate Balanced Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended May 31, 2016	$23.57	0.28	[4]	(0.23)	(0.26)	(0.85)	$22.51
Year ended May 31, 2015	$23.19	0.32		1.01	(0.44)	(0.51)	$23.57
Year ended May 31, 2014	$21.21	0.29	[4]	1.82	(0.13)	0.00	$23.19
Year ended May 31, 2013	$18.84	0.21		2.50	(0.34)	0.00	$21.21
Year ended May 31, 2012	$19.64	0.32		(0.54)	(0.58)	0.00	$18.84
Class B
Year ended May 31, 2016	$23.81	0.11	[4]	(0.23)	(0.03)	(0.85)	$22.81
Year ended May 31, 2015	$23.16	0.09	[4]	1.07	0.00	(0.51)	$23.81
Year ended May 31, 2014	$21.25	0.11	[4]	1.83	(0.03)	0.00	$23.16
Year ended May 31, 2013	$18.86	0.13	[4]	2.43	(0.17)	0.00	$21.25
Year ended May 31, 2012	$19.58	0.18	[4]	(0.53)	(0.37)	0.00	$18.86
Class C
Year ended May 31, 2016	$23.18	0.11	[4]	(0.23)	(0.16)	(0.85)	$22.05
Year ended May 31, 2015	$22.79	0.09	[4]	1.04	(0.23)	(0.51)	$23.18
Year ended May 31, 2014	$20.96	0.12	[4]	1.80	(0.09)	0.00	$22.79
Year ended May 31, 2013	$18.63	0.11		2.42	(0.20)	0.00	$20.96
Year ended May 31, 2012	$19.45	0.18	[4]	(0.53)	(0.47)	0.00	$18.63
Administrator Class
Year ended May 31, 2016	$23.75	0.32		(0.21)	(0.31)	(0.85)	$22.70
Year ended May 31, 2015	$23.38	0.33	[4]	1.07	(0.52)	(0.51)	$23.75
Year ended May 31, 2014	$21.36	0.38		1.79	(0.15)	0.00	$23.38
Year ended May 31, 2013	$18.96	0.41		2.38	(0.39)	0.00	$21.36
Year ended May 31, 2012	$19.77	0.40		(0.58)	(0.63)	0.00	$18.96

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Year ended May 31
	2016	2015	2014	2013	2012
Class A	0.47%	0.47%	0.46%	0.46%	0.45%
Class B	0.46	0.47	0.46	0.46	0.45
Class C	0.47	0.47	0.46	0.46	0.45
Administrator Class	0.47	0.47	0.46	0.46	0.45

[2]	Total return calculations do not include any sales charges.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	25

Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]	Total return[2]

1.26%	1.32%	1.15%	0.34%	87%	$35,993
1.14%	1.36%	1.15%	5.87%	84%	$20,782
1.29%	1.36%	1.15%	9.94%	89%	$18,169
1.41%	1.36%	1.15%	14.57%	86%	$10,344
1.68%	1.33%	1.15%	(0.93)%	115%	$9,935

0.48%	2.06%	1.90%	(0.43)%	87%	$153
0.38%	2.10%	1.90%	5.07%	84%	$208
0.50%	2.11%	1.90%	9.15%	89%	$380
0.65%	2.11%	1.90%	13.65%	86%	$613
0.94%	2.08%	1.90%	(1.66)%	115%	$807

0.51%	2.07%	1.90%	(0.44)%	87%	$12,501
0.40%	2.11%	1.90%	5.06%	84%	$6,042
0.54%	2.11%	1.90%	9.15%	89%	$4,469
0.66%	2.11%	1.90%	13.65%	86%	$2,576
0.92%	2.08%	1.90%	(1.67)%	115%	$2,319

1.48%	1.23%	0.90%	0.59%	87%	$156,915
1.39%	1.20%	0.90%	6.13%	84%	$153,457
1.52%	1.20%	0.90%	10.18%	89%	$144,248
1.66%	1.20%	0.90%	14.81%	86%	$146,729
1.92%	1.17%	0.90%	(0.66)%	115%	$172,587

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Allocation Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Growth Balanced Fund (“Growth Balanced Fund”) and Wells Fargo Moderate Balanced Fund (“Moderate Balanced Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the year ended May 31, 2016 are included in this report and should be read in conjunction with each Fund’s financial statements. As of May 31, 2016, the Funds own the following percentages of the affiliated Master Portfolios:

	Growth Balanced Fund		Moderate Balanced Fund
Wells Fargo C&B Large Cap Value Portfolio	5%		2%
Wells Fargo Core Bond Portfolio	0	*	0	*
Wells Fargo Diversified Large Cap Growth Portfolio	36		18
Wells Fargo Emerging Growth Portfolio	0	*	0	*
Wells Fargo Index Portfolio	2		1
Wells Fargo International Growth Portfolio	8		4
Wells Fargo International Value Portfolio	2		1
Wells Fargo Large Company Value Portfolio	36		17
Wells Fargo Managed Fixed Income Portfolio	50		50
Wells Fargo Real Return Portfolio	14		14
Wells Fargo Small Company Growth Portfolio	0	*	0	*
Wells Fargo Small Company Value Portfolio	4		2
Wells Fargo Stable Income Portfolio	N/A		100

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Notes to financial statements	Wells Fargo Allocation Funds	27

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund is subject to interest rate risk, equity price risk, and foreign exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each Fund and each affiliated Master Portfolio. Realized gains or losses in each Fund and each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

28	Wells Fargo Allocation Funds	Notes to financial statements

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At May 31, 2016, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Paid-in capital	Undistributed net investment income	Accumulated net realized gains (losses) on investments
Growth Balanced Fund	$142,554	$(145,671)	$3,117
Moderate Balanced Fund	66,958	(64,779)	(2,179)

As of May 31, 2016, Growth Balanced Fund had capital loss carryforwards that are available to offset future net realized capital gains in the amount of $137,481,627 with $54,903,400 expiring in 2017 and $82,578,227 expiring in 2018.

As of May 31, 2016, Growth Balanced Fund had current year deferred post-October capital losses of $1,137,602, which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements	Wells Fargo Allocation Funds	29

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of May 31, 2016:

Growth Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Short-term investments
U.S. Treasury securities	$136,995	$0	$0	$136,995
Investments measured at net asset value*				257,978,783
	136,995	0	0	258,115,778
Futures contracts	1,500	0	0	1,500
Total assets	$138,495	$0	$0	$258,117,278

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At May 31, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $257,978,783. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Moderate Balanced Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Short-term investments
U.S. Treasury securities	$105,997	$0	$0	$105,997
Investments measured at net asset value*				204,509,135
	105,997	0	0	204,615,132
Futures contracts	1,156	0	0	1,156
Total assets	$107,153	$0	$0	$204,616,288

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. At May 31, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) were valued at $204,509,135. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Funds recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2016, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

30	Wells Fargo Allocation Funds	Notes to financial statements

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Stable Income Portfolio	Seeks current income consistent with capital preservation

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the applicable subadvisers, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.30% and declining to 0.22% as the average daily net assets of each Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.25% and declined to 0.19% as the average daily net assets of each Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of each Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the year ended May 31, 2016 have been included in management fee on the Statements of Operations.

For the year ended May 31, 2016, the management fee was equivalent to an annual rate of 0.30% of each Fund’s average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Notes to financial statements	Wells Fargo Allocation Funds	31

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Funds, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

	Class-level administration fee
	Current rate	Rate prior to July 1, 2015
Class A, Class B, Class C	0.21%	0.26%
Administrator Class	0.13	0.10

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through September 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Administrator Class
Growth Balanced Fund	1.20%	1.95%	1.95%	0.95%
Moderate Balanced Fund	1.15	1.90	1.90	0.90

Net expenses from affiliated Master Portfolios are included in the expense caps. After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended May 31, 2016, Funds Distributor received the following amounts in front-end sales charges:

Class A
Growth Balanced Fund	$21,867
Moderate Balanced Fund	25,046

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of each applicable Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

32	Wells Fargo Allocation Funds	Notes to financial statements

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2016 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Growth Balanced Fund	$112,986,422	$96,623,264	$109,571,069	$91,674,902
Moderate Balanced Fund	119,566,934	73,969,025	112,172,162	59,693,981

*	The Funds seek to achieve their investment objective by investing substantially all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of unaffiliated securities in which the Funds invest are actual purchases and sale of those securities.

6. DERIVATIVE TRANSACTIONS

During the year ended May 31, 2016, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At May 31, 2016, the Funds had short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2016	Unrealized losses
Growth Balanced Fund	9-21-2016	Goldman Sachs	96 Short	10-Year U.S. Treasury Note	$12,450,000	$(30,275)
Moderate Balanced Fund	9-21-2016	Goldman Sachs	74 Short	10-Year U.S. Treasury Note	9,596,875	(23,337)

The Funds had an average notional amounts in futures contracts during the year ended May 31, 2016 as follows:

	Long contracts	Short contracts
Growth Balanced Fund	$4,081,257	$7,858,548
Moderate Balanced Fund	3,008,717	5,852,332

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2016 was as follows for Growth Balanced Fund:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Receivable for daily variation margin on open futures contracts	$1,500	*	Payable for daily variation margin on open futures contracts	$0

*	Only the current day’s variation margin as of May 31, 2016 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended May 31, 2016 was as follows for Growth Balanced Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains on derivatives
Interest rate contracts	$74,830	$8,873
Equity contracts	(253,223)	56,282
Foreign exchange contracts	1,461,468	37,065
	$1,283,075	$102,220

Notes to financial statements	Wells Fargo Allocation Funds	33

The fair value of derivative instruments as of May 31, 2016 was as follows for Moderate Balanced Fund:

	Asset derivatives			Liability derivatives
	Statements of Assets and Liabilities location	Fair value		Statements of Assets and Liabilities location	Fair value
Interest rate contracts	Receivable for daily variation margin on open futures contracts	$1,156	*	Payable for daily variation margin on open futures contracts	$0

*	Only the current day’s variation margin as of May 31, 2016 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended May 31, 2016 was as follows for Moderate Balanced Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains on derivatives
Interest rate contracts	$36,313	$3,694
Equity contracts	1,113,069	38,815
Foreign exchange contracts	(174,081)	26,302
	$975,301	$68,811

For certain types of derivative transactions, the Funds have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allow the Funds to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between each Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Growth Balanced Fund	Futures – variation margin	Goldman Sachs	$1,500	$0	$0	$1,500
Moderate Balanced Fund	Futures – variation margin	Goldman Sachs	1,156	0	0	1,156

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $25,000,000 with annual commitment fee of 0.15% of the unused balance which was allocated to each participating fund.

For the year ended May 31, 2016, there were no borrowings by Funds under the agreement.

34	Wells Fargo Allocation Funds	Notes to financial statements

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended May 31, 2016 and May 31, 2015 were as follows:

	Ordinary income		Long-term capital gain
	2016	2015	2016	2015
Growth Balanced Fund	$2,719,460	$1,326,245	$0	$0
Moderate Balanced Fund	2,856,780	4,508,014	6,284,057	2,849,163

As of May 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains	Post-October capital losses deferred	Capital loss carryforward
Growth Balanced Fund	$2,950,512	$0	$25,065,236	$(1,137,602)	$(137,481,627)
Moderate Balanced Fund	1,104,352	410,499	12,032,241	0	0

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Allocation Funds	35

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Growth Balanced Fund, and Wells Fargo Moderate Balanced Fund (formerly known as Wells Fargo Advantage Growth Balanced Fund, and Wells Fargo Advantage Moderate Balanced Fund, respectively) (the “Funds”), two of the funds constituting the Wells Fargo Funds Trust , as of May 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of May 31, 2016 with the custodian and brokers, by correspondence with the transfer agent or by other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of May 31, 2016, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 27, 2016

36	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 95.04%

Consumer Discretionary: 13.41%

Hotels, Restaurants & Leisure: 3.02%
Brinker International Incorporated	78,307	$3,521,466
Carnival Corporation	111,500	5,323,010

		8,844,476

Household Durables: 1.22%
Whirlpool Corporation	20,400	3,562,248

Media: 5.77%
Omnicom Group Incorporated	102,600	8,549,658
Twenty-First Century Fox Incorporated Class A	289,400	8,357,872

		16,907,530

Multiline Retail: 1.03%
Kohl’s Corporation	84,200	3,034,568

Textiles, Apparel & Luxury Goods: 2.37%
Gildan Activewear Incorporated	232,500	6,935,475

Consumer Staples: 6.52%

Beverages: 1.68%
Diageo plc ADR «	45,120	4,923,946

Household Products: 1.67%
The Procter & Gamble Company	60,390	4,894,006

Personal Products: 1.48%
Unilever NV ADR	96,500	4,319,340

Tobacco: 1.69%
Philip Morris International	50,300	4,963,604

Energy: 6.06%

Oil, Gas & Consumable Fuels: 6.06%
Chevron Corporation	30,900	3,120,900
Devon Energy Corporation	40,100	1,447,209
Exxon Mobil Corporation	82,000	7,299,640
Noble Energy Incorporated	19,870	710,353
World Fuel Services Corporation	112,700	5,180,819

		17,758,921

Financials: 26.02%

Banks: 8.11%
Bank of America Corporation	468,700	6,932,073
JPMorgan Chase & Company	143,470	9,364,287
PNC Financial Services Group Incorporated	83,000	7,448,420

		23,744,780

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	37

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Capital Markets: 3.24%
State Street Corporation	150,600	$9,496,836

Consumer Finance: 2.15%
American Express Company	95,700	6,293,232

Diversified Financial Services: 2.26%
Berkshire Hathaway Incorporated Class B †	47,200	6,633,488

Insurance: 10.26%
Chubb Limited	49,600	6,279,856
FNF Group	202,900	7,091,355
RenaissanceRe Holdings Limited	72,200	8,339,822
The Progressive Corporation	251,100	8,361,630

		30,072,663

Health Care: 15.08%

Health Care Equipment & Supplies: 4.06%
Abbott Laboratories	138,800	5,500,644
Becton Dickinson & Company	38,400	6,391,680

		11,892,324

Health Care Providers & Services: 8.59%
Cardinal Health Incorporated	85,740	6,769,173
Laboratory Corporation of America Holdings †	77,160	9,872,622
UnitedHealth Group Incorporated	63,690	8,513,442

		25,155,237

Pharmaceuticals: 2.43%
Johnson & Johnson	63,300	7,133,277

Industrials: 18.35%

Aerospace & Defense: 1.48%
Rockwell Collins Incorporated	49,100	4,340,440

Air Freight & Logistics: 2.34%
United Parcel Service Incorporated Class B	66,600	6,865,794

Electrical Equipment: 2.58%
Eaton Corporation plc	122,800	7,568,164

Industrial Conglomerates: 1.70%
3M Company	29,500	4,965,440

Machinery: 4.77%
Donaldson Company Incorporated	190,200	6,373,602
Parker-Hannifin Corporation	66,100	7,590,924

		13,964,526

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

Trading Companies & Distributors: 5.48%
AerCap Holdings NV †		196,700	$7,689,003
W.W. Grainger Incorporated «		19,500	4,452,825
WESCO International Incorporated †«		67,200	3,919,776

			16,061,604

Information Technology: 4.81%

IT Services: 2.87%
Alliance Data Systems Corporation †		22,100	4,910,399
The Western Union Company		179,800	3,497,110

			8,407,509

Semiconductors & Semiconductor Equipment: 1.94%
Linear Technology Corporation		119,800	5,668,936

Materials: 4.79%

Chemicals: 1.07%
Axalta Coating Systems Limited †		111,500	3,138,725

Containers & Packaging: 3.72%
Ball Corporation		42,600	3,079,980
Crown Holdings Incorporated †		149,700	7,809,847

			10,889,827

Total Common Stocks (Cost $210,754,976)			278,436,916

	Yield
Short-Term Investments: 8.98%

Investment Companies: 8.98%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45%	12,454,900	12,454,900
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.41	13,862,559	13,862,559

Total Short-Term Investments (Cost $26,317,459)			26,317,459

Total investments in securities (Cost $237,072,435) *	104.02%	304,754,375
Other assets and liabilities, net	(4.02)	(11,790,086)

Total net assets	100.00%	$292,964,289

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $245,961,339 and unrealized gains (losses) consists of:

Gross unrealized gains	$70,742,300
Gross unrealized losses	(11,949,264)

Net unrealized gains	$58,793,036

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	39

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.83%

Consumer Discretionary: 25.49%

Auto Components: 0.42%
Delphi Automotive plc	7,120	$483,875

Distributors: 0.63%
LKQ Corporation †	21,990	727,209

Hotels, Restaurants & Leisure: 4.41%
Hilton Worldwide Holdings Incorporated	13,168	273,631
Marriott International Incorporated Class A «	8,000	528,320
McDonald’s Corporation	7,210	880,053
Starbucks Corporation	45,878	2,518,243
Yum! Brands Incorporated	11,080	909,557

		5,109,804

Internet & Catalog Retail: 5.12%
Amazon.com Incorporated †	6,810	4,922,200
Netflix Incorporated †	6,460	662,602
The Priceline Group Incorporated †	270	341,369

		5,926,171

Media: 1.04%
Charter Communications Incorporated Class A †	11	2,408
The Walt Disney Company	12,090	1,199,570

		1,201,978

Multiline Retail: 3.42%
Dollar General Corporation	16,210	1,457,279
Dollar Tree Incorporated †	27,690	2,507,053

		3,964,332

Specialty Retail: 7.49%
CarMax Incorporated «†	17,730	951,392
O’Reilly Automotive Incorporated †	5,550	1,467,587
The Home Depot Incorporated	23,570	3,114,068
The TJX Companies Incorporated	18,600	1,415,832
Tractor Supply Company	15,550	1,494,355
ULTA Salon, Cosmetics and Fragrance Incorporated †	960	223,690

		8,666,924

Textiles, Apparel & Luxury Goods: 2.96%
Coach Incorporated	12,480	491,962
Nike Incorporated Class B	26,160	1,444,555
Under Armour Incorporated Class A «	11,690	441,064
Under Armour Incorporated Class C †	5,230	182,893
VF Corporation	13,840	862,509

		3,422,983

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Consumer Staples: 7.89%

Beverages: 3.15%
Constellation Brands Incorporated Class A	7,780	$1,191,507
Dr Pepper Snapple Group Incorporated	11,210	1,024,594
Monster Beverage Corporation †	6,390	958,500
The Coca-Cola Company	10,670	475,882

		3,650,483

Food & Staples Retailing: 2.64%
Costco Wholesale Corporation	10,720	1,594,814
CVS Health Corporation	12,330	1,189,229
Sprouts Farmers Market Incorporated †	11,038	273,301

		3,057,344

Household Products: 0.44%
Colgate-Palmolive Company	7,190	506,248

Personal Products: 0.79%
The Estee Lauder Companies Incorporated Class A	9,910	909,540

Tobacco: 0.87%
Reynolds American Incorporated	20,360	1,011,892

Energy: 1.19%

Energy Equipment & Services: 0.21%
Schlumberger Limited	3,250	247,975

Oil, Gas & Consumable Fuels: 0.98%
Concho Resources Incorporated †	8,480	1,028,963
EOG Resources Incorporated	1,260	102,514

		1,131,477

Financials: 2.21%

Capital Markets: 0.68%
SEI Investments Company	350	18,011
TD Ameritrade Holding Corporation	23,610	771,339

		789,350

Diversified Financial Services: 1.28%
Intercontinental Exchange Incorporated	2,820	764,558
S&P Global Incorporated	6,370	712,230

		1,476,788

REITs: 0.25%
American Tower Corporation	2,770	293,011

Health Care: 14.23%

Biotechnology: 6.39%
Alexion Pharmaceuticals Incorporated †	16,270	2,455,143
Biogen Incorporated †	2,470	715,633

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	41

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Biotechnology (continued)
BioMarin Pharmaceutical Incorporated †	10,910	$978,082
Celgene Corporation †	15,120	1,595,462
Incyte Corporation †	2,640	222,842
Regeneron Pharmaceuticals Incorporated †	2,390	953,443
Vertex Pharmaceuticals Incorporated †	5,190	483,449

		7,404,054

Health Care Equipment & Supplies: 2.04%
Intuitive Surgical Incorporated †	1,440	913,982
Medtronic plc	17,995	1,448,238

		2,362,220

Health Care Providers & Services: 1.30%
AmerisourceBergen Corporation	1,600	119,968
UnitedHealth Group Incorporated	10,350	1,383,485

		1,503,453

Health Care Technology: 0.84%
Cerner Corporation †	17,441	969,894

Life Sciences Tools & Services: 0.54%
Quintiles Transnational Holdings Incorporated †	9,264	628,933

Pharmaceuticals: 3.12%
Allergan plc †	142	33,477
Bristol-Myers Squibb Company	35,360	2,535,312
Novo Nordisk A/S ADR	9,650	540,786
Zoetis Incorporated	10,492	497,531

		3,607,106

Industrials: 6.73%

Aerospace & Defense: 0.71%
Honeywell International Incorporated	2,150	244,735
The Boeing Company	4,540	572,721

		817,456

Air Freight & Logistics: 0.35%
United Parcel Service Incorporated Class B	3,950	407,206

Airlines: 1.70%
Delta Air Lines Incorporated	14,950	649,727
Southwest Airlines Company	30,910	1,313,057

		1,962,784

Electrical Equipment: 0.17%
Rockwell Automation Incorporated	1,750	203,088

Industrial Conglomerates: 1.17%
3M Company	3,500	589,120

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Industrial Conglomerates (continued)
Danaher Corporation	7,780	$765,241

		1,354,361

Professional Services: 0.46%
Verisk Analytics Incorporated †	6,680	530,325

Road & Rail: 2.17%
Canadian Pacific Railway Limited	1,030	133,478
Kansas City Southern	9,460	880,726
Union Pacific Corporation	17,810	1,499,424

		2,513,628

Information Technology: 37.17%

Communications Equipment: 1.31%
Harris Corporation	9,390	739,650
Palo Alto Networks Incorporated †	5,940	774,932

		1,514,582

Internet Software & Services: 12.01%
Alphabet Incorporated Class A †	7,004	5,244,945
Alphabet Incorporated Class C †	2,984	2,195,388
Facebook Incorporated Class A †	48,180	5,724,266
Tencent Holdings Limited ADR	32,810	731,663

		13,896,262

IT Services: 8.90%
Accenture plc Class A	7,720	918,448
Alliance Data Systems Corporation †	1,370	304,400
Cognizant Technology Solutions Corporation Class A †	15,200	933,888
Fidelity National Information Services Incorporated	12,440	923,919
MasterCard Incorporated Class A	20,110	1,928,549
PayPal Holdings Incorporated †	42,670	1,612,499
Visa Incorporated Class A	46,630	3,680,972

		10,302,675

Semiconductors & Semiconductor Equipment: 3.82%
ARM Holdings plc ADR	298	12,844
Broadcom Limited	8,411	1,298,322
Microchip Technology Incorporated «	36,529	1,887,819
Texas Instruments Incorporated	20,220	1,225,332

		4,424,317

Software: 8.44%
Adobe Systems Incorporated †	18,800	1,870,036
Electronic Arts Incorporated †	10,590	812,783
Fortinet Incorporated †	17,780	608,254
Microsoft Corporation	34,800	1,844,400
Red Hat Incorporated †	9,000	697,140

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	43

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Software (continued)
Salesforce.com Incorporated †		22,154	$1,854,511
ServiceNow Incorporated †		17,254	1,235,904
Splunk Incorporated †		13,100	752,595
Tableau Software Incorporated Class A †		1,930	99,279

			9,774,902

Technology Hardware, Storage & Peripherals: 2.69%
Apple Incorporated		31,227	3,118,328

Materials: 2.92%

Chemicals: 2.92%
Ecolab Incorporated		13,320	1,561,637
Praxair Incorporated		8,140	894,260
The Sherwin-Williams Company		3,170	922,752

			3,378,649

Total Common Stocks (Cost $76,805,738)			113,251,607

	Yield
Short-Term Investments: 4.52%

Investment Companies: 4.52%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45%	3,113,406	3,113,406
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.41	2,118,196	2,118,196

Total Short-Term Investments (Cost $5,231,602)			5,231,602

Total investments in securities (Cost $82,037,340) *	102.35%	118,483,209
Other assets and liabilities, net	(2.35)	(2,724,733)

Total net assets	100.00%	$115,758,476

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $82,417,127 and unrealized gains (losses) consists of:

Gross unrealized gains	$37,113,069
Gross unrealized losses	(1,046,987)

Net unrealized gains	$36,066,082

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.14%

Consumer Discretionary: 12.15%

Auto Components: 1.67%
Gentherm Incorporated †	90,670	$3,316,709
Motorcar Parts of America Incorporated †	389,542	11,670,678

		14,987,387

Diversified Consumer Services: 0.93%
Grand Canyon Education Incorporated †	200,830	8,386,661

Hotels, Restaurants & Leisure: 3.79%
Fiesta Restaurant Group Incorporated †	100,565	2,527,198
Jack in the Box Incorporated	58,340	4,970,568
Planet Fitness Incorporated Class A «†	233,881	4,177,115
The Habit Restaurants Incorporated Class A «†	636,258	11,382,656
Wingstop Incorporated «†	269,058	7,506,718
Zoe’s Kitchen Incorporated «†	93,210	3,441,313

		34,005,568

Household Durables: 0.33%
Universal Electronics Incorporated †	45,300	2,941,329

Leisure Products: 0.48%
MCBC Holdings Incorporated †	279,012	4,291,205

Media: 1.31%
IMAX Corporation †	352,460	11,751,016

Specialty Retail: 2.67%
Five Below Incorporated †	76,207	3,190,025
Lithia Motors Incorporated Class A	132,820	10,936,399
Monro Muffler Brake Incorporated	41,437	2,608,459
Sportsman’s Warehouse Holdings Incorporated †	843,623	7,288,903

		24,023,786

Textiles, Apparel & Luxury Goods: 0.97%
G-III Apparel Group Limited †	223,680	8,750,362

Energy: 2.84%

Oil, Gas & Consumable Fuels: 2.84%
Matador Resources Company †	211,056	4,795,192
PDC Energy Incorporated †	145,970	8,473,559
RSP Permian Incorporated †	372,758	12,274,921

		25,543,672

Financials: 5.35%

Capital Markets: 0.30%
Financial Engines Incorporated «	97,090	2,683,568

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	45

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Diversified Financial Services: 3.61%
MarketAxess Holdings Incorporated	232,241	$32,499,806

Thrifts & Mortgage Finance: 1.44%
LendingTree Incorporated «†	155,312	12,929,724

Health Care: 32.24%

Biotechnology: 4.62%
Alder Biopharmaceuticals Incorporated †	109,100	3,280,637
Ligand Pharmaceuticals Incorporated «†	151,180	18,079,616
Radius Health Incorporated «†	138,345	5,016,390
Repligen Corporation †	345,720	8,283,451
Ultragenyx Pharmaceutical Incorporated †	93,134	6,808,095

		41,468,189

Health Care Equipment & Supplies: 14.19%
Abiomed Incorporated †	99,730	9,904,186
Cerus Corporation «†	765,578	4,256,614
Cynosure Incorporated Class A †	350,398	16,738,512
Entellus Medical Incorporated «†	285,455	5,121,063
Glaukos Corporation †	291,082	7,087,847
Inogen Incorporated †	289,670	13,828,846
Integra LifeSciences Holdings Corporation	36,100	2,697,031
Natus Medical Incorporated †	229,400	7,416,502
Nevro Corporation «†	247,965	17,288,120
NxStage Medical Incorporated †	931,950	17,613,855
The Spectranetics Corporation †	885,169	16,216,296
Zeltiq Aesthetics Incorporated «†	328,200	9,340,572

		127,509,444

Health Care Providers & Services: 9.55%
AAC Holdings Incorporated «†	141,639	3,046,655
Acadia Healthcare Company Incorporated †	523,230	30,802,550
Adeptus Health Incorporated Class A «†	79,987	5,719,071
Diplomat Pharmacy Incorporated «†	285,406	9,298,527
ExamWorks Group Incorporated †	482,658	16,849,591
HealthEquity Incorporated †	602,042	15,538,704
Teladoc Incorporated «†	401,259	4,586,390

		85,841,488

Health Care Technology: 0.80%
Veeva Systems Incorporated Class A †	217,920	7,180,464

Life Sciences Tools & Services: 1.99%
ICON plc ADR †	107,780	7,592,023
INC Research Holdings Incorporated Class A †	235,945	10,265,967

		17,857,990

Pharmaceuticals: 1.09%
Intersect ENT Incorporated †	117,220	1,539,099

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Pharmaceuticals (continued)
Pacira Pharmaceuticals Incorporated «†	177,990	$8,278,315

		9,817,414

Industrials: 11.52%

Aerospace & Defense: 0.62%
HEICO Corporation	83,300	5,543,615

Airlines: 0.63%
SkyWest Incorporated	241,600	5,701,760

Building Products: 0.98%
Apogee Enterprises Incorporated	194,950	8,815,639

Commercial Services & Supplies: 0.82%
G&K Services Incorporated Class A	49,560	3,715,018
Multi-Color Corporation	59,400	3,703,590

		7,418,608

Construction & Engineering: 1.39%
Dycom Industries Incorporated †	125,470	10,651,148
Granite Construction Incorporated	42,200	1,811,646

		12,462,794

Machinery: 2.36%
John Bean Technologies Corporation	154,160	9,354,429
Milacron Holdings Corporation «†	454,708	7,457,211
Mueller Water Products Incorporated Class A	397,700	4,378,677

		21,190,317

Professional Services: 4.72%
CEB Incorporated	62,476	3,983,470
On Assignment Incorporated †	510,813	19,242,326
Wageworks Incorporated †	341,866	19,161,589

		42,387,385

Information Technology: 34.04%

Communications Equipment: 0.77%
Infinera Corporation †	528,153	6,924,086

Internet Software & Services: 11.18%
2U Incorporated «†	208,810	5,813,270
Demandware Incorporated †	216,450	10,387,436
Envestnet Incorporated †	607,642	20,532,223
LogMeIn Incorporated †	136,600	8,369,482
Q2 Holdings Incorporated †	794,743	19,852,680
SPS Commerce Incorporated †	446,298	24,323,241
Stamps.com Incorporated †	61,150	5,564,039
Xactly Corporation †	569,901	5,619,224

		100,461,595

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	47

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

IT Services: 3.02%
InterXion Holding NV †		635,870	$23,819,690
Maximus Incorporated		56,560	3,260,684
			27,080,374

Semiconductors & Semiconductor Equipment: 2.48%
Cavium Incorporated †		117,580	5,849,605
Microsemi Corporation †		232,060	7,850,590
Monolithic Power Systems Incorporated		126,090	8,615,730

			22,315,925

Software: 16.59%
Callidus Software Incorporated †		730,162	13,551,802
CommVault Systems Incorporated †		80,300	3,635,984
CyberArk Software Limited «†		234,750	10,662,345
Fleetmatics Group plc †		253,480	10,367,332
Guidewire Software Incorporated †		71,181	4,178,325
HubSpot Incorporated †		236,266	11,284,064
Paycom Software Incorporated †		386,950	15,648,258
Paylocity Holding Corporation †		211,353	7,758,769
Proofpoint Incorporated †		564,560	33,094,507
Qlik Technologies Incorporated †		425,270	12,205,249
Rapid7 Incorporated «†		256,669	3,298,197
Ringcentral Incorporated Class A †		524,240	10,348,498
Synchronoss Technologies Incorporated †		241,051	8,501,869
Tyler Technologies Incorporated †		29,335	4,496,762

			149,031,961

Total Common Stocks (Cost $694,969,727)			881,803,132

	Yield
Short-Term Investments: 12.00%

Investment Companies: 12.00%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45%	92,823,723	92,823,723
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.41	14,978,235	14,978,235

Total Short-Term Investments (Cost $107,801,958)			107,801,958

Total investments in securities (Cost $802,771,685) *	110.14%	989,605,090
Other assets and liabilities, net	(10.14)	(91,117,425)

Total net assets	100.00%	$898,487,665

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $810,183,984 and unrealized gains (losses) consists of:

Gross unrealized gains	$221,478,685
Gross unrealized losses	(42,057,579)

Net unrealized gains	$179,421,106

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Allocation Funds	Summary portfolio of investments—May 31, 2016

INDEX PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 98.62%

Consumer Discretionary: 12.38%

Auto Components: 0.34%
Other securities		$7,886,248	0.34%

Automobiles: 0.57%
Other securities		13,284,003	0.57

Distributors: 0.13%
Other securities		3,111,665	0.13

Diversified Consumer Services: 0.03%
Other securities		637,041	0.03

Hotels, Restaurants & Leisure: 1.73%
McDonald’s Corporation	113,965	13,910,568	0.59
Starbucks Corporation	186,834	10,255,318	0.44
Other securities		16,388,522	0.70

		40,554,408	1.73

Household Durables: 0.48%
Other securities		11,299,293	0.48

Internet & Catalog Retail: 2.20%
Amazon.com Incorporated †	48,803	35,274,320	1.51
Other securities		16,121,438	0.69

		51,395,758	2.20

Leisure Products: 0.11%
Other securities		2,609,363	0.11

Media: 2.76%
Comcast Corporation Class A	307,530	19,466,649	0.83
The Walt Disney Company	189,735	18,825,507	0.80
Other securities		26,322,549	1.13

		64,614,705	2.76

Multiline Retail: 0.60%
Other securities		14,012,634	0.60

Specialty Retail: 2.61%
The Home Depot Incorporated	160,262	21,173,815	0.90
Other securities		39,991,483	1.71

		61,165,298	2.61

Textiles, Apparel & Luxury Goods: 0.82%
Other securities		19,123,892	0.82

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	49

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Consumer Staples: 9.94%

Beverages: 2.24%
PepsiCo Incorporated	182,703	$18,484,063	0.79%
The Coca-Cola Company	492,530	21,966,838	0.94
Other securities		11,966,753	0.51

		52,417,654	2.24

Food & Staples Retailing: 2.27%
CVS Health Corporation	138,851	13,392,179	0.57
Wal-Mart Stores Incorporated	198,315	14,036,736	0.60
Other securities		25,639,454	1.10

		53,068,369	2.27

Food Products: 1.70%
Other securities		39,787,489	1.70

Household Products: 1.90%
The Procter & Gamble Company	335,289	27,171,821	1.16
Other securities		17,458,605	0.74

		44,630,426	1.90

Personal Products: 0.11%
Other securities		2,574,521	0.11

Tobacco: 1.72%
Altria Group Incorporated	247,486	15,750,009	0.67
Philip Morris International	195,840	19,325,491	0.83
Other securities		5,200,757	0.22

		40,276,257	1.72

Energy: 7.03%

Energy Equipment & Services: 1.04%
Schlumberger Limited	175,750	13,409,725	0.57
Other securities		10,958,290	0.47

		24,368,015	1.04

Oil, Gas & Consumable Fuels: 5.99%
Chevron Corporation	238,034	24,041,434	1.03
Exxon Mobil Corporation	524,916	46,728,022	2.00
Other securities		69,443,032	2.96

		140,212,488	5.99

Financials: 16.07%

Banks: 5.55%
Bank of America Corporation	1,305,178	19,303,583	0.82
Citigroup Incorporated	372,647	17,354,171	0.74
JPMorgan Chase & Company	463,928	30,280,581	1.29

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Allocation Funds	Summary portfolio of investments—May 31, 2016

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Banks (continued)
Wells Fargo & Company (l)	583,952	$29,618,045	1.27%
Other securities		33,288,574	1.43

		129,844,954	5.55

Capital Markets: 1.93%
Other securities		45,232,634	1.93

Consumer Finance: 0.79%
Other securities		18,550,439	0.79

Diversified Financial Services: 2.10%
Berkshire Hathaway Incorporated Class B †	236,820	33,282,683	1.42
Other securities		15,844,996	0.68

		49,127,679	2.10

Insurance: 2.71%
Other securities		63,425,299	2.71

Real Estate Management & Development: 0.05%
Other securities		1,097,167	0.05

REITs: 2.94%
Other securities		68,932,148	2.94

Health Care: 14.50%

Biotechnology: 3.26%
AbbVie Incorporated	203,663	12,816,513	0.55
Amgen Incorporated	95,066	15,015,675	0.64
Celgene Corporation †	98,804	10,425,798	0.45
Gilead Sciences Incorporated	172,772	15,041,530	0.64
Other securities		23,038,465	0.98

		76,337,981	3.26

Health Care Equipment & Supplies: 2.34%
Medtronic plc	177,741	14,304,596	0.61
Other securities		40,350,847	1.73

		54,655,443	2.34

Health Care Providers & Services: 2.65%
UnitedHealth Group Incorporated	120,167	16,062,723	0.68
Other securities		46,048,368	1.97

		62,111,091	2.65

Health Care Technology: 0.09%
Other securities		2,127,138	0.09

Life Sciences Tools & Services: 0.61%
Other securities		14,366,808	0.61

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	51

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals: 5.55%
Allergan plc †	49,889	$11,761,332	0.50%
Bristol-Myers Squibb Company	211,023	15,130,349	0.65
Johnson & Johnson	348,788	39,304,920	1.68
Merck & Company Incorporated	350,798	19,735,895	0.84
Pfizer Incorporated	764,495	26,527,977	1.13
Other securities		17,309,257	0.75

		129,769,730	5.55

Industrials: 9.89%

Aerospace & Defense: 2.47%
Honeywell International Incorporated	97,244	11,069,285	0.47
The Boeing Company	78,717	9,930,150	0.42
Other securities		36,863,920	1.58

		57,863,355	2.47

Air Freight & Logistics: 0.72%
Other securities		16,813,712	0.72

Airlines: 0.56%
Other securities		13,101,665	0.56

Building Products: 0.09%
Other securities		2,199,357	0.09

Commercial Services & Supplies: 0.41%
Other securities		9,486,053	0.41

Construction & Engineering: 0.09%
Other securities		2,170,658	0.09

Electrical Equipment: 0.54%
Other securities		12,588,715	0.54

Industrial Conglomerates: 2.48%
3M Company	76,478	12,872,777	0.55
General Electric Company	1,179,405	35,653,413	1.52
Other securities		9,618,219	0.41

		58,144,409	2.48

Machinery: 1.27%
Other securities		29,656,290	1.27

Professional Services: 0.31%
Other securities		7,149,770	0.31

Road & Rail: 0.77%
Other securities		18,072,541	0.77

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Allocation Funds	Summary portfolio of investments—May 31, 2016

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Trading Companies & Distributors: 0.18%
Other securities		$4,118,945	0.18%

Information Technology: 20.09%

Communications Equipment: 0.99%
Cisco Systems Incorporated	636,069	18,477,804	0.79
Other securities		4,629,500	0.20

		23,107,304	0.99

Electronic Equipment, Instruments & Components: 0.36%
Other securities		8,570,189	0.36

Internet Software & Services: 4.25%
Alphabet Incorporated Class A †	36,983	27,694,720	1.18
Alphabet Incorporated Class C †	37,562	27,635,115	1.18
Facebook Incorporated Class A †	290,084	34,464,880	1.47
Other securities		9,790,121	0.42

		99,584,836	4.25

IT Services: 3.77%
International Business Machines Corporation	111,740	17,178,908	0.73
MasterCard Incorporated Class A	123,941	11,885,942	0.51
Visa Incorporated Class A	242,581	19,149,344	0.82
Other securities		39,987,166	1.71

		88,201,360	3.77

Semiconductors & Semiconductor Equipment: 2.78%
Intel Corporation	597,122	18,863,084	0.81
QUALCOMM Incorporated	188,956	10,377,464	0.44
Other securities		35,787,470	1.53

		65,028,018	2.78

Software: 4.21%
Microsoft Corporation	999,750	52,986,750	2.26
Oracle Corporation	398,281	16,010,896	0.68
Other securities		29,566,155	1.27

		98,563,801	4.21

Technology Hardware, Storage & Peripherals: 3.73%
Apple Incorporated	700,845	69,986,382	2.99
Other securities		17,236,347	0.74

		87,222,729	3.73

Materials: 2.81%

Chemicals: 2.03%
Other securities		47,609,352	2.03

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	53

INDEX PORTFOLIO

Security name			Shares	Value	Percent of net assets

Construction Materials: 0.15%
Other securities				$3,502,643	0.15%

Containers & Packaging: 0.31%
Other securities				7,133,000	0.31

Metals & Mining: 0.32%
Other securities				7,411,248	0.32

Telecommunication Services: 2.62%

Diversified Telecommunication Services: 2.62%
AT&T Incorporated			777,524	30,440,065	1.30
Verizon Communications Incorporated			514,941	26,210,497	1.12
Other securities				4,598,802	0.20

				61,249,364	2.62

Utilities: 3.29%

Electric Utilities: 2.00%
Other securities				46,854,436	2.00

Gas Utilities: 0.04%
Other securities				1,001,279	0.04

Independent Power & Renewable Electricity Producers: 0.07%
Other securities				1,576,779	0.07

Multi-Utilities: 1.11%
Other securities				25,936,618	1.11

Water Utilities: 0.07%
Other securities				1,667,324	0.07

Total Common Stocks (Cost $1,106,723,098)				2,308,193,788	98.62

	Yield
Short-Term Investments: 1.69%

Investment Companies: 1.61%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45%		12,693,253	12,693,253	0.54
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.41		24,960,298	24,960,298	1.07

				37,653,551	1.61

		Maturity date	Principal
U.S. Treasury Securities: 0.08%
U.S. Treasury Bill #(z)	0.12	6-9-2016	$160,000	159,995	0.01
U.S. Treasury Bill #(z)	0.25	7-21-2016	255,000	254,911	0.01
U.S. Treasury Bill #(z)	0.29	8-18-2016	410,000	409,740	0.02
U.S. Treasury Bill #(z)	0.33	9-1-2016	183,000	182,841	0.01

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Allocation Funds	Summary portfolio of investments—May 31, 2016

INDEX PORTFOLIO

Security name	Yield	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities (continued)
U.S. Treasury Bill #(z)	0.37%	10-6-2016	$800,000	$798,948	0.03%

				1,806,435	0.08

Total Short-Term Investments (Cost $39,460,647)				39,459,986	1.69

Total investments in securities (Cost $1,146,183,745) *				2,347,653,774	100.31
Other assets and liabilities, net				(7,241,316)	(0.31)

Total net assets				$2,340,412,458	100.00%

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,208,116,279 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,232,363,587
Gross unrealized losses	(92,826,092)

Net unrealized gains	$1,139,537,495

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	55

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 90.91%

Belgium: 1.98%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	7,001	$886,853
Telenet Group Holding NV (Consumer Discretionary, Media)†	22,809	1,085,943
UCB SA (Health Care, Pharmaceuticals)	13,359	965,410

		2,938,206

Canada: 1.52%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	17,365	2,250,330

China: 1.71%
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	11,187	1,997,327
Tencent Holdings Limited (Information Technology, Internet Software & Services)	24,400	544,159

		2,541,486

Denmark: 0.26%
ISS A/S (Industrials, Commercial Services & Supplies)	9,457	381,268

France: 8.62%
Groupe Danone SA (Consumer Staples, Food Products)	55,591	3,901,709
L’Oreal SA (Consumer Staples, Personal Products)	8,570	1,610,531
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,978	1,118,415
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	97,060	1,686,324
Pernod-Ricard SA (Consumer Staples, Beverages)	13,944	1,519,054
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	126,809	2,961,565

		12,797,598

Germany: 13.70%
Allianz AG (Financials, Insurance)	11,863	1,936,348
Bayer AG (Health Care, Pharmaceuticals)	33,356	3,178,034
Beiersdorf AG (Consumer Staples, Personal Products)	27,765	2,523,319
Deutsche Boerse AG (Financials, Diversified Financial Services)	47,920	4,198,808
Linde AG (Materials, Chemicals)	27,933	4,180,214
Vonovia SE (Financials, Real Estate Management & Development)	51,955	1,780,768
Wirecard AG (Information Technology, IT Services)«	56,945	2,531,860

		20,329,351

Hong Kong: 3.16%
AIA Group Limited (Financials, Insurance)	801,200	4,686,104

Ireland: 5.33%
Allegion plc (Industrials, Building Products)	2,032	137,444
Medtronic plc (Health Care, Health Care Equipment & Supplies)	96,515	7,767,527

		7,904,971

Japan: 12.80%
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	137,154	5,452,223
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	53,700	1,569,756
NGK Insulators Limited (Industrials, Machinery)	93,000	2,048,377
Nippon Telegraph and Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	31,500	1,381,067

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Japan (continued)
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	140,893	$3,535,844
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	54,600	2,314,959
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	22,600	1,004,943
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	32,300	1,686,828

		18,993,997

Mexico: 0.84%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	46,625	1,246,753

South Korea: 0.01%
Orion Corporation (Consumer Staples, Food Products)	18	14,650

Spain: 1.68%
Grifols SA (Health Care, Biotechnology)	43,240	979,780
Grifols SA ADR (Health Care, Biotechnology)	91,232	1,508,065

		2,487,845

Sweden: 0.96%
Swedbank AB Class A (Financials, Banks)	65,125	1,433,455

Switzerland: 8.53%
Actelion Limited (Health Care, Biotechnology)	15,960	2,618,789
Nestle SA (Consumer Staples, Food Products)	94,160	6,953,062
Roche Holding AG (Health Care, Pharmaceuticals)	9,081	2,383,534
Syngenta AG (Materials, Chemicals)	1,775	697,321

		12,652,706

Taiwan: 1.20%
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	372,000	1,785,144

United Kingdom: 22.59%
Aon plc (Financials, Insurance)	37,385	4,085,059
Babcock International Group plc (Industrials, Commercial Services & Supplies)	57,838	868,691
British American Tobacco plc (Consumer Staples, Tobacco)	25,042	1,522,597
Coca Cola European Partners plc (Consumer Staples, Beverages)	34,108	1,323,731
Croda International plc (Materials, Chemicals)	11,912	507,231
Delphi Automotive plc (Consumer Discretionary, Auto Components)	37,027	2,516,355
Diageo plc (Consumer Staples, Beverages)	25,404	688,229
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	46,968	2,558,461
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	31,658	1,220,118
International Consolidated Airlines Group SA (Industrials, Airlines)	283,379	2,197,863
Johnson Matthey plc (Materials, Chemicals)	24,446	1,021,119
Liberty Global plc Class A (Consumer Discretionary, Media) †	73,803	2,756,542
Liberty Global plc Class C (Consumer Discretionary, Media) †	112,794	4,075,249
Lloyds Banking Group plc (Financials, Banks)	2,149,990	2,242,658
Unilever plc (Consumer Staples, Personal Products)	81,147	3,697,470
WPP plc (Consumer Discretionary, Media)	96,877	2,233,763

		33,515,136

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	57

INTERNATIONAL GROWTH PORTFOLIO

Security name			Shares	Value

United States: 6.02%
Amazon.com Incorporated (Consumer Discretionary, Internet & Catalog Retail)†			2,170	$1,568,454
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services)†			72,405	4,448,563
WABCO Holdings Incorporated (Industrials, Machinery) †			11,026	1,189,705
Willis Towers Watson plc (Financials, Insurance)			13,503	1,728,654

				8,935,376

Total Common Stocks (Cost $120,591,514)				134,894,376

		Expiration date
Participation Notes: 1.63%

Ireland: 1.63%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		10-29-2018	155,215	2,418,886

Total Participation Notes (Cost $1,623,518)				2,418,886

	Dividend yield
Preferred Stocks: 1.19%

Germany: 1.19%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.43%		15,169	1,767,949

Total Preferred Stocks (Cost $1,218,585)				1,767,949

	Yield
Short-Term Investments: 8.34%

Investment Companies: 8.34%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45		2,506,158	2,506,158
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.41		9,867,059	9,867,059

Total Short-Term Investments (Cost $12,373,217)				12,373,217

Total investments in securities (Cost $135,806,834) *	102.07%	151,454,428
Other assets and liabilities, net	(2.07)	(3,077,813)

Total net assets	100.00%	$148,376,615

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

INTERNATIONAL GROWTH PORTFOLIO

†	Non-income-earning security
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $135,907,466 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,425,961
Gross unrealized losses	(1,878,999)

Net unrealized gains	$15,546,962

The following table shows the percent of total long-term investments by sector as of May 31, 2016:

Consumer Staples	24.75%
Health Care	16.34
Financials	15.88
Consumer Discretionary	14.03
Industrials	10.39
Information Technology	8.13
Telecommunication Services	5.88
Materials	4.60

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	59

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.91%

Australia: 5.60%
AGL Energy Limited (Utilities, Multi-Utilities)	131,500	$1,766,830
Arrium Limited (Materials, Metals & Mining) †(a)	3,063,400	48,710
Asaleo Care Limited (Consumer Staples, Personal Products)	1,262,800	1,861,885
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)	410,016	1,155,723
Bendigo Bank Limited (Financials, Banks)	272,500	2,016,762
Boart Longyear Limited (Industrials, Construction & Engineering) †	199,991	14,454
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies) «	207,386	491,634
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	3,288,208
CSR Limited (Materials, Construction Materials)	754,900	1,958,719
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	1,466,387
Lendlease Corporation Limited (Financials, Real Estate Management & Development)	350,500	3,402,140
McMillan Shakespeare Limited (Industrials, Professional Services)	158,800	1,719,295
Metcash Limited (Consumer Staples, Food & Staples Retailing) †	1,164,200	1,724,923
Mincor Resources NL (Materials, Metals & Mining) †(i)	570,994	119,679
Mineral Resources Limited (Industrials, Commercial Services & Supplies) «	144,300	857,287
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) «	1,059,500	857,644
Panoramic Resources Limited (Materials, Metals & Mining) †	368,800	31,986
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	950,648
Qantas Airways Limited (Industrials, Airlines)	821,700	1,829,162
Rio Tinto Limited (Materials, Metals & Mining)	58,300	1,883,073
Seven Group Holdings Limited (Industrials, Trading Companies & Distributors)	165,800	659,076
UGL Limited (Industrials, Construction & Engineering) †	152,800	378,796

		28,483,021

Austria: 1.13%
OMV AG (Energy, Oil, Gas & Consumable Fuels) «	62,900	1,753,142
Raiffeisen Bank International AG (Financials, Banks) †	81,200	1,086,425
RHI AG (Materials, Construction Materials) «	64,721	1,272,809
Voestalpine AG (Materials, Metals & Mining)	47,700	1,633,865

		5,746,241

Belgium: 0.81%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	4,130,894

Brazil: 0.82%
Banco do Brasil SA (Financials, Banks)	309,500	1,410,633
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	510,503
JBS SA (Consumer Staples, Food Products)	805,600	2,229,356

		4,150,492

Canada: 1.54%
Magna International Incorporated (Consumer Discretionary, Auto Components)	131,600	5,343,882
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	9,500	321,871
WestJet Airlines Limited (Industrials, Airlines)	120,000	2,154,116

		7,819,869

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

China: 2.77%
China BlueChemical Limited H Shares (Materials, Chemicals)	1,984,000	$439,144
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,332,098
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	2,970,000	2,025,673
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	1,747,500	2,183,602
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	1,730,000	1,927,973
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	1,225,000	2,235,370
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	823,400	1,778,033
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	731,500	1,110,794
TCL Communication Technology Holdings Limited H Shares (Information Technology, Technology Hardware, Storage & Peripherals) «	1,586,000	1,069,477

		14,102,164

Czech Republic: 0.21%
CEZ AS (Utilities, Electric Utilities)	57,500	1,044,370

Denmark: 0.24%
Sydbank AS (Financials, Banks)	43,000	1,226,054

Finland: 0.39%
Tieto Oyj (Information Technology, IT Services)	72,000	1,974,732

France: 8.90%
Alstom SA (Industrials, Machinery) †	83,800	2,104,429
AXA SA (Financials, Insurance)	132,200	3,321,346
BNP Paribas SA (Financials, Banks)	49,100	2,718,718
Cie Generale des Establissements Michelin (Consumer Discretionary, Auto Components)	32,700	3,323,284
Credit Agricole SA (Financials, Banks) «	219,328	2,202,419
Electricite de France SA (Utilities, Electric Utilities) «	148,600	1,979,944
Engie SA (Utilities, Multi-Utilities)	171,900	2,648,058
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	181,900	3,160,337
Renault SA (Consumer Discretionary, Automobiles)	40,500	3,800,557
Sanofi SA (Health Care, Pharmaceuticals)	100,200	8,215,518
SCOR SE (Financials, Insurance)	109,700	3,667,835
Societe Generale SA (Financials, Banks) «	39,000	1,605,120
Thales SA (Industrials, Aerospace & Defense)	22,200	1,923,207
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	4,553,352

		45,224,124

Germany: 9.44%
Allianz AG (Financials, Insurance)	35,700	5,827,161
Aurubis AG (Materials, Metals & Mining)	25,900	1,353,132
BASF SE (Materials, Chemicals)	46,500	3,592,186
Bayer AG (Health Care, Pharmaceuticals)	51,400	4,897,199
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	31,200	2,634,498
Daimler AG (Consumer Discretionary, Automobiles)	75,700	5,170,734
Deutsche Bank AG (Financials, Capital Markets)	130,100	2,324,054
E.ON SE (Utilities, Multi-Utilities)	87,200	857,199
Hannover Rueck SE (Financials, Insurance)	16,300	1,838,104
Metro AG (Consumer Staples, Food & Staples Retailing)	108,100	3,551,794
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	23,200	4,358,607

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	61

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Germany (continued)
Siemens AG (Industrials, Industrial Conglomerates)	33,900	$3,650,807
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	56,900	3,030,007
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	3,488,993
Wincor Nixdorf AG (Information Technology, Technology Hardware, Storage & Peripherals) †	26,600	1,420,928

		47,995,403

Hong Kong: 1.96%
China Resources Cement Holdings Limited (Materials, Construction Materials)	3,186,000	1,045,498
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components) (i)	2,204,000	1,162,874
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	2,338,000	1,546,481
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	2,221,047
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	1,707,042
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,305,691

		9,988,633

Hungary: 0.23%
Richter Gedeon (Health Care, Pharmaceuticals)	59,700	1,196,850

India: 0.56%
Gail India Limited GDR (Utilities, Gas Utilities)	1,800	58,860
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	83,800	2,806,462

		2,865,322

Ireland: 0.92%
C&C Group plc (Consumer Staples, Beverages)	240,000	1,103,660
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,552,140

		4,655,800

Israel: 1.08%
Bank Hapoalim Limited (Financials, Banks)	542,900	2,804,192
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	2,669,801

		5,473,993

Italy: 1.11%
Enel SpA (Utilities, Electric Utilities)	688,400	3,120,474
Mediobanca SpA (Financials, Capital Markets)	324,800	2,518,880

		5,639,354

Japan: 21.62%
Adeka Corporation (Materials, Chemicals)	155,300	2,128,915
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,917,009
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	206,300	1,173,694
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	24,800	886,874
Aozora Bank Limited (Financials, Banks)	588,000	2,001,860
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	326,000	2,543,586
Central Glass Company Limited (Industrials, Building Products)	444,000	2,193,236
CKD Corporation (Industrials, Machinery)	171,200	1,501,198
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	1,046,742

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
Denka Company Limited (Materials, Chemicals)	682,000	$2,993,200
DIC Incorporated (Materials, Chemicals)	808,700	1,920,694
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,792,076
Fujikura Limited (Industrials, Electrical Equipment)	348,000	1,816,445
Geo Holdings Corporation (Consumer Discretionary, Specialty Retail)	91,700	1,263,685
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	327,800	1,515,633
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	221,400	2,671,155
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,522,003
Japan Airlines Company Limited (Industrials, Airlines)	80,700	2,770,043
JFE Holdings Incorporated (Materials, Metals & Mining)	70,000	942,837
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	102,800	3,005,044
Kureha Corporation (Materials, Chemicals)	271,000	1,010,728
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	1,917,686
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,665,029
Makino Milling Machine Company Limited (Industrials, Machinery)	232,000	1,474,945
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	2,483,193
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	60,500	3,310,877
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,061,936
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	630,591
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	556,400	3,160,479
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	657,100	3,286,242
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	3,534,775
Namura Shipbuilding Company Limited (Industrials, Machinery)	108,800	695,628
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	234,000	10,259,358
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	419,800	4,264,912
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	147,200	1,516,731
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	98,600	2,474,461
Resona Holdings Incorporated (Financials, Banks)	1,013,300	3,856,094
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	166,000	1,448,106
Sankyu Incorporated (Industrials, Road & Rail)	370,000	1,984,738
Sojitz Corporation (Industrials, Trading Companies & Distributors)	1,160,700	2,599,482
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	2,927,597
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	108,000	1,114,769
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	3,279,422
The Keiyo Bank Limited (Financials, Banks)	62,000	231,797
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	63,000	1,549,185
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	375,000	1,608,570
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	95,400	1,163,908
Tsumura & Company (Health Care, Pharmaceuticals)	83,700	1,976,570
UBE Industries Limited (Materials, Chemicals)	809,000	1,519,592
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	148,500	2,283,790

		109,897,120

Liechtenstein: 0.12%
VP Bank AG (Financials, Capital Markets)	6,558	599,721

Netherlands: 1.36%
Aegon NV (Financials, Insurance) «	334,000	1,716,908
ING Groep NV (Financials, Banks)	237,100	2,953,346
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	100,600	2,228,578

		6,898,832

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	63

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Norway: 1.23%
Atea ASA (Information Technology, IT Services) (i)	84,900	$761,153
DNB Nor ASA (Financials, Banks)	148,800	1,908,559
Marine Harvest ASA (Consumer Staples, Food Products)	97,500	1,628,186
Yara International ASA (Materials, Chemicals)	53,600	1,933,050

		6,230,948

Poland: 0.39%
Asseco Poland SA (Information Technology, Software)	101,800	1,424,673
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	558,199

		1,982,872

Portugal: 0.28%
Sonae SGPS SA (Consumer Staples, Food & Staples Retailing)	1,362,100	1,401,875

Russia: 0.82%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels) (i)	150,014	1,860,174
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	10,694
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	2,323,588

		4,194,456

Singapore: 0.80%
DBS Group Holdings Limited (Financials, Banks)	227,000	2,555,007
United Overseas Bank Limited (Financials, Banks)	113,000	1,495,069

		4,050,076

South Africa: 0.37%
Barclays Africa Group Limited (Financials, Banks)	200,300	1,860,099

South Korea: 2.42%
BNK Financial Group Incorporated (Financials, Banks)	13,188	96,824
E-MART Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,298,037
Industrial Bank of Korea (Financials, Banks)	192,500	1,841,332
KT&G Corporation (Consumer Staples, Tobacco)	31,300	3,348,506
Kwangju Bank (Financials, Banks)	13,510	103,156
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	4,153,885
Woori Bank (Financials, Banks)	178,044	1,486,439

		12,328,179

Spain: 1.74%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	2,051,461
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	248,800	1,487,947
Gas Natural SDG SA (Utilities, Gas Utilities)	268,500	5,314,702

		8,854,110

Sweden: 2.05%
Boliden AB (Materials, Metals & Mining)	169,300	2,995,760
Nordea Bank AB (Financials, Banks)	177,300	1,720,637
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,388,835
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	304,500	2,347,264

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Sweden (continued)
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	417,000	$1,954,184

		10,406,680

Switzerland: 6.12%
Aryzta AG (Consumer Staples, Food Products)	42,100	1,675,529
Baloise Holding AG (Financials, Insurance)	28,800	3,557,988
Credit Suisse Group AG (Financials, Capital Markets) «	273,395	3,746,117
Georg Fischer AG (Industrials, Machinery)	3,000	2,394,869
Swiss Life Holding AG (Financials, Insurance)	15,100	3,914,759
Swiss Reinsurance AG (Financials, Insurance)	75,700	6,800,815
UBS Group AG (Financials, Capital Markets)	158,900	2,455,437
Valiant Holding AG (Financials, Banks)	22,700	2,427,575
Zurich Insurance Group AG (Financials, Insurance)	17,100	4,137,374

		31,110,463

Taiwan: 0.42%
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,154,895

Thailand: 0.99%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	1,853,442
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	1,003,900	1,784,399
Thanachart Capital PCL (Financials, Banks)	1,481,500	1,409,965

		5,047,806

United Kingdom: 18.47%
3i Group plc (Financials, Capital Markets)	409,100	3,326,999
AMEC Foster Wheeler plc (Energy, Energy Equipment & Services)	83,300	526,988
AstraZeneca plc (Health Care, Pharmaceuticals)	60,300	3,517,873
Aviva plc (Financials, Insurance)	314,900	2,051,472
BAE Systems plc (Industrials, Aerospace & Defense)	939,800	6,582,565
Barclays plc (Financials, Banks)	715,000	1,888,880
Barratt Developments plc (Consumer Discretionary, Household Durables)	318,600	2,731,750
Bellway plc (Consumer Discretionary, Household Durables)	51,700	2,046,462
Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	58,800	2,789,087
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	108,600	1,588,637
BP plc (Energy, Oil, Gas & Consumable Fuels)	1,298,500	6,718,737
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	252,200	1,617,432
Carillion plc (Industrials, Construction & Engineering) «	496,300	1,993,277
Centrica plc (Utilities, Multi-Utilities)	898,500	2,652,135
Chemring Group plc (Industrials, Aerospace & Defense)	341,066	681,696
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	264,876	2,255,762
Darty plc (Consumer Discretionary, Specialty Retail)	226,400	551,211
Debenhams plc (Consumer Discretionary, Multiline Retail)	1,238,200	1,326,180
easyJet plc (Industrials, Airlines)	103,400	2,295,811
Firstgroup plc (Industrials, Road & Rail) †	952,400	1,491,140
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	110,500	2,312,616
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)	164,100	392,875
International Consolidated Airlines Group SA (Industrials, Airlines)	182,900	1,418,556
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	1,211,800	4,712,471
Lloyds Banking Group plc (Financials, Banks)	2,460,500	2,566,551

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	65

INTERNATIONAL VALUE PORTFOLIO

Security name			Shares	Value

United Kingdom (continued)
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)			379,900	$2,089,216
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			558,800	1,235,859
Meggitt plc (Industrials, Aerospace & Defense)			392,800	2,207,378
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			236,800	995,640
Mitie Group plc (Industrials, Commercial Services & Supplies) «			539,300	2,200,345
Mondi plc (Materials, Paper & Forest Products)			142,300	2,774,108
Old Mutual plc (Financials, Insurance)			982,800	2,535,143
Paragon Group of Companies plc (Financials, Thrifts & Mortgage Finance)			328,000	1,468,881
Premier Foods plc (Consumer Staples, Food Products) †			73,926	45,505
Redrow plc (Consumer Discretionary, Household Durables)			388,600	2,368,383
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)			287,900	6,923,951
Royal Mail plc (Industrials, Air Freight & Logistics)			290,000	2,272,316
Smiths Group plc (Industrials, Industrial Conglomerates)			46,300	752,397
Standard Chartered plc (Financials, Banks)			253,000	1,939,527
Tullett Prebon plc (Financials, Capital Markets)			279,500	1,360,174
Vesuvius plc (Industrials, Machinery)			145,400	726,114
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			679,700	1,951,167

				93,883,267

Total Common Stocks (Cost $547,156,375)				492,618,715

	Dividend yield
Preferred Stocks: 0.19%

Brazil: 0.19%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks) ±	8.95%		349,800	808,288
Companhia Energetica de Minas Gerais SA (Utilities, Water Utilities) ±	8.48		109,056	169,910

Total Preferred Stocks (Cost $3,545,600)				978,198

		Expiration date
Rights: 0.00%

Brazil: 0.00%
Companhia de Saneamento de Minas Gerais (Utilities, Electric Utilities) †(a)		6-20-2016	3,288	6,779

Total Rights (Cost $0)				6,779

	Yield
Short-Term Investments: 3.32%

Investment Companies: 3.32%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45		14,316,539	14,316,539
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.41		2,530,851	2,530,851

Total Short-Term Investments (Cost $16,847,390)				16,847,390

Total investments in securities (Cost $567,549,365)*	100.42%	510,451,082
Other assets and liabilities, net	(0.42)	(2,132,112)

Total net assets	100.00%	$508,318,970

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

INTERNATIONAL VALUE PORTFOLIO

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

«	All or a portion of this security is on loan.

(i)	Illiquid security for which the designation as illiquid is unaudited.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $568,923,013 and unrealized gains (losses) consists of:

Gross unrealized gains	$53,695,416
Gross unrealized losses	(112,167,347)

Net unrealized losses	$(58,471,931)

The following table shows the percent of total long-term investments by sector as of May 31, 2016:

Financials	27.13%
Consumer Discretionary	14.88
Industrials	14.85
Materials	8.74
Consumer Staples	7.70
Health Care	7.11
Energy	6.15
Telecommunication Services	5.66
Utilities	4.08
Information Technology	3.70

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	67

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.50%

Consumer Discretionary: 7.57%

Hotels, Restaurants & Leisure: 1.48%
Norwegian Cruise Line Holdings Limited †	25,250	$1,171,850

Household Durables: 2.04%
Harman International Industries Incorporated	11,707	915,956
Newell Rubbermaid Incorporated	14,635	697,943

		1,613,899

Leisure Products: 1.26%
Mattel Incorporated	31,393	1,000,809

Media: 1.21%
Scripps Networks Interactive Incorporated Class A	14,827	953,969

Multiline Retail: 0.63%
JCPenny Company Incorporated †«	64,446	502,034

Textiles, Apparel & Luxury Goods: 0.95%
Skechers U.S.A. Incorporated Class A †	24,055	749,794

Consumer Staples: 6.63%

Food & Staples Retailing: 2.68%
CVS Health Corporation	22,018	2,123,636

Food Products: 2.16%
ConAgra Foods Incorporated	17,627	805,554
TreeHouse Foods Incorporated †	9,540	903,438

		1,708,992

Household Products: 1.26%
The Procter & Gamble Company	12,296	996,468

Personal Products: 0.53%
Herbalife Limited †«	7,190	416,229

Energy: 11.08%

Energy Equipment & Services: 0.79%
Baker Hughes Incorporated	7,892	366,031
Noble Corporation plc «	30,604	255,237

		621,268

Oil, Gas & Consumable Fuels: 10.29%
Chevron Corporation	11,430	1,154,430
ConocoPhillips	19,177	839,761
Exxon Mobil Corporation	29,377	2,615,141
Kinder Morgan Incorporated	69,137	1,249,997
Noble Energy Incorporated	35,551	1,270,948

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corporation	18,516	$1,012,825

		8,143,102

Financials: 28.83%

Banks: 10.71%
Bank of America Corporation	98,811	1,461,415
BOK Financial Corporation «	20,150	1,284,361
Citigroup Incorporated	31,329	1,458,992
First Republic Bank	11,924	863,417
JPMorgan Chase & Company	32,086	2,094,253
KeyCorp	31,683	406,176
SunTrust Banks Incorporated	20,655	905,102

		8,473,716

Capital Markets: 4.62%
Affiliated Managers Group Incorporated †	5,309	921,218
Ameriprise Financial Incorporated	16,468	1,674,302
Goldman Sachs Group Incorporated	6,635	1,058,150

		3,653,670

Insurance: 7.43%
American International Group Incorporated	28,858	1,670,301
Arthur J. Gallagher & Company	21,660	1,046,828
Chubb Limited	7,121	901,590
Endurance Specialty Holdings Limited	11,667	792,423
MetLife Incorporated	32,223	1,467,758

		5,878,900

REITs: 6.07%
Alexandria Real Estate Equities Incorporated	18,859	1,827,437
Equity Residential	8,391	580,741
Pebblebrook Hotel Trust	23,015	580,438
Prologis Incorporated	18,228	866,377
VEREIT Incorporated	98,744	946,955

		4,801,948

Health Care: 12.74%

Biotechnology: 3.40%
AbbVie Incorporated	10,500	660,765
Baxalta Incorporated	33,576	1,518,642
Gilead Sciences Incorporated	5,874	511,390

		2,690,797

Health Care Equipment & Supplies: 1.05%
Medtronic plc	10,277	827,093

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	69

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Health Care Providers & Services: 1.81%
Cigna Corporation	5,586	$715,622
HCA Holdings Incorporated †	9,201	717,862

		1,433,484

Pharmaceuticals: 6.48%
Allergan plc †	4,409	1,039,422
Johnson & Johnson	7,673	864,670
Mallinckrodt plc †	12,316	780,342
Merck & Company Incorporated	16,634	935,829
Pfizer Incorporated	43,334	1,503,690

		5,123,953

Industrials: 10.72%

Aerospace & Defense: 2.19%
Curtiss-Wright Corporation	11,704	974,007
Raytheon Company	5,865	760,515

		1,734,522

Airlines: 0.57%
United Continental Holdings Incorporated †	9,972	449,637

Electrical Equipment: 0.93%
Eaton Corporation plc	11,922	734,753

Industrial Conglomerates: 1.66%
General Electric Company	43,387	1,311,589

Machinery: 1.67%
Stanley Black & Decker Incorporated	11,659	1,319,566

Professional Services: 1.01%
Robert Half International Incorporated	19,238	796,799

Road & Rail: 1.65%
Hertz Global Holdings Incorporated †	51,571	499,723
Norfolk Southern Corporation	9,605	807,396

		1,307,119

Trading Companies & Distributors: 1.04%
HD Supply Holdings Incorporated †	23,467	828,385

Information Technology: 11.06%

Electronic Equipment, Instruments & Components: 2.54%
Synnex Corporation	14,052	1,280,137
TE Connectivity Limited	12,197	731,820

		2,011,957

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Internet Software & Services: 1.41%
Alphabet Incorporated Class C †	1,511	$1,111,673

IT Services: 1.04%
Alliance Data Systems Corporation †	3,690	819,881

Semiconductors & Semiconductor Equipment: 2.68%
NXP Semiconductors NV †	14,944	1,412,059
Skyworks Solutions Incorporated	10,610	708,324

		2,120,383

Software: 0.58%
Citrix Systems Incorporated †	5,365	455,596

Technology Hardware, Storage & Peripherals: 2.81%
Apple Incorporated	7,084	707,408
NCR Corporation †	49,182	1,518,740

		2,226,148

Materials: 3.37%

Chemicals: 1.88%
Cabot Corporation	11,987	547,926
FMC Corporation	19,782	939,447

		1,487,373

Containers & Packaging: 1.49%
Crown Holdings Incorporated †	17,198	897,220
WestRock Company	7,162	283,687

		1,180,907

Telecommunication Services: 2.27%

Diversified Telecommunication Services: 2.27%
AT&T Incorporated	22,762	891,132
Verizon Communications Incorporated	17,752	903,577

		1,794,709

Utilities: 4.23%

Electric Utilities: 3.13%
Duke Energy Corporation	15,256	1,193,477
The Southern Company	25,977	1,284,303

		2,477,780

Gas Utilities: 1.10%
Atmos Energy Corporation	11,944	870,718

Total Common Stocks (Cost $66,303,876)		77,925,106

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	71

LARGE COMPANY VALUE PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 3.64%

Investment Companies: 3.64%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45%	1,759,295	$1,759,295
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.41	1,123,879	1,123,879

Total Short-Term Investments (Cost $2,883,174)			2,883,174

Total investments in securities (Cost $69,187,050) *	102.14%	80,808,280
Other assets and liabilities, net	(2.14)	(1,693,450)

Total net assets	100.00%	$79,114,830

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $70,181,391 and unrealized gains (losses) consists of:

Gross unrealized gains	$13,775,938
Gross unrealized losses	(3,149,049)

Net unrealized gains	$10,626,889

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 97.39%

Consumer Discretionary: 14.01%

Auto Components: 1.32%
Gentherm Incorporated †	324,905	$11,885,025
Tower International Incorporated	178,475	3,867,553

		15,752,578

Diversified Consumer Services: 1.01%
Houghton Mifflin Harcourt Company †	703,180	12,094,696

Hotels, Restaurants & Leisure: 3.44%
Del Taco Restaurants Incorporated †	660,890	6,172,713
Extended Stay America Incorporated	681,120	9,712,771
Krispy Kreme Doughnuts Incorporated †	537,600	11,493,888
SeaWorld Entertainment Incorporated «	313,480	5,473,361
Zoe’s Kitchen Incorporated †«	226,470	8,361,272

		41,214,005

Household Durables: 0.99%
Tempur-Pedic International Incorporated †	96,410	5,612,990
William Lyon Homes Class A †«	388,969	6,309,077

		11,922,067

Leisure Products: 0.30%
Malibu Boats Incorporated Class A †	262,490	3,569,864

Media: 2.44%
IMAX Corporation †	481,153	16,041,641
Lions Gate Entertainment Corporation «	357,164	7,964,757
Media General Incorporated †	289,410	5,163,074

		29,169,472

Specialty Retail: 3.80%
Burlington Stores Incorporated †	188,080	11,352,509
Chico’s FAS Incorporated	525,617	5,702,944
Dick’s Sporting Goods Incorporated	241,689	10,368,458
Monro Muffler Brake Incorporated	124,471	7,835,449
Party City Holdco Incorporated †	730,240	10,179,546

		45,438,906

Textiles, Apparel & Luxury Goods: 0.71%
Kate Spade & Company †	388,780	8,498,731

Consumer Staples: 2.60%

Food Products: 1.78%
Amplify Snack Brands Incorporated †«	723,199	9,437,747
WhiteWave Foods Company †	265,936	11,874,042

		21,311,789

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	73

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Household Products: 0.82%
Central Garden & Pet Company †	60,890	$1,137,425
Central Garden & Pet Company Class A †	475,575	8,669,732

		9,807,157

Energy: 2.69%

Oil, Gas & Consumable Fuels: 2.69%
Diamondback Energy Incorporated †	110,139	10,017,142
GasLog Limited «	483,053	6,014,010
Memorial Resource Development Corporation †	354,153	5,595,617
QEP Resources Incorporated	568,950	10,599,539

		32,226,308

Financials: 9.41%

Banks: 2.55%
ServisFirst Bancshares Incorporated «	165,480	8,611,579
Signature Bank †	69,675	9,406,125
SVB Financial Group †	113,342	12,490,288

		30,507,992

Capital Markets: 3.25%
Evercore Partners Incorporated Class A	301,814	15,694,328
Stifel Financial Corporation †	258,781	9,776,746
Virtu Financial Incorporated Class A	436,538	7,774,742
Virtus Investment Partners Incorporated	69,078	5,623,640

		38,869,456

Insurance: 1.17%
Argo Group International Holdings Limited	265,607	13,984,214

REITs: 1.19%
QTS Realty Trust Incorporated Class A	275,695	14,245,161

Thrifts & Mortgage Finance: 1.25%
Essent Group Limited †	684,644	14,966,318

Health Care: 23.15%

Biotechnology: 3.91%
Alder Biopharmaceuticals Incorporated †«	180,740	5,434,852
Alnylam Pharmaceuticals Incorporated †	100,665	7,219,694
Cepheid Incorporated †	330,687	9,262,543
Flexion Therapeutics Incorporated †	379,627	6,620,695
Intrexon Corporation «	148,882	4,576,633
Portola Pharmaceuticals Incorporated †	214,134	5,884,402
Radius Health Incorporated †«	112,560	4,081,426
Tesaro Incorporated †«	80,082	3,707,797

		46,788,042

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies: 8.29%
Accuray Incorporated †«	1,254,478	$6,836,905
Analogic Corporation	128,080	10,502,560
Atricure Incorporated †	452,413	6,555,464
Cerus Corporation †«	1,721,148	9,569,583
Dexcom Incorporated †	154,016	9,932,492
Inogen Incorporated †	260,165	12,420,277
LDR Holding Corporation †	411,724	8,658,556
Nevro Corporation †«	177,490	12,374,603
Novocure Limited †«	412,470	4,590,791
The Spectranetics Corporation †«	491,654	9,007,101
Wright Medical Group NV †	452,394	8,749,300

		99,197,632

Health Care Providers & Services: 6.49%
Adeptus Health Incorporated Class A †«	160,667	11,487,691
AMN Healthcare Services Incorporated †	333,325	12,446,356
Capital Senior Living Corporation †	536,030	9,803,989
HealthEquity Incorporated †	538,630	13,902,040
LifePoint Hospitals Incorporated †	146,046	9,681,389
Surgery Partners Incorporated †	555,680	7,643,378
Teladoc Incorporated †«	376,900	4,307,967
The Ensign Group Incorporated	420,510	8,347,124

		77,619,934

Health Care Technology: 1.80%
Cotiviti Holdings Incorporated †	260,329	4,753,608
Evolent Health Incorporated Class A †«	602,380	9,228,462
Medidata Solutions Incorporated †	165,162	7,587,542

		21,569,612

Life Sciences Tools & Services: 1.51%
ICON plc ADR †	256,392	18,060,252

Pharmaceuticals: 1.15%
Cempra Holdings Incorporated †«	268,840	5,051,504
Pacira Pharmaceuticals Incorporated †«	188,200	8,753,182

		13,804,686

Industrials: 16.42%

Air Freight & Logistics: 1.30%
Hub Group Incorporated Class A †	388,019	15,528,520

Building Products: 5.00%
A.O. Smith Corporation	177,204	14,583,889
Apogee Enterprises Incorporated	314,635	14,227,795
Masonite International Corporation †	130,680	9,125,384
NCI Building Systems Incorporated †	779,634	12,552,107
PGT Incorporated †	870,941	9,336,488

		59,825,663

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	75

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Commercial Services & Supplies: 3.82%
Copart Incorporated †	333,795	$16,526,190
KAR Auction Services Incorporated	259,840	10,663,834
Mobile Mini Incorporated	279,215	9,618,957
West Corporation	423,880	8,943,868

		45,752,849

Construction & Engineering: 1.69%
Chicago Bridge & Iron Company NV	254,619	9,736,631
Granite Construction Incorporated	243,290	10,444,440

		20,181,071

Machinery: 0.91%
Wabash National Corporation †	770,303	10,922,897

Professional Services: 1.98%
On Assignment Incorporated †	341,274	12,855,792
RPX Corporation †	437,894	4,400,835
TrueBlue Incorporated †	325,860	6,455,287

		23,711,914

Road & Rail: 1.49%
Genesee & Wyoming Incorporated Class A †	166,147	9,980,450
Swift Transportation Company †«	502,826	7,834,029

		17,814,479

Trading Companies & Distributors: 0.23%
Siteone Landscape Supply Incorporated †	99,688	2,804,223

Information Technology: 27.06%

Communications Equipment: 1.35%
Ciena Corporation †	420,890	7,348,739
Infinera Corporation †	673,912	8,834,986

		16,183,725

Electronic Equipment, Instruments & Components: 0.74%
OSI Systems Incorporated †	165,436	8,814,430

Internet Software & Services: 6.27%
2U Incorporated †«	431,071	12,001,017
Benefitfocus Incorporated †«	273,850	10,053,034
Cornerstone OnDemand Incorporated †	366,620	14,668,466
Hortonworks Incorporated †«	592,020	6,914,794
Marketo Incorporated †	429,220	15,121,421
Pandora Media Incorporated †«	528,370	6,229,482
Shopify Incorporated Class A †«	344,870	10,101,242

		75,089,456

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

SMALL COMPANY GROWTH PORTFOLIO

Security name		Shares	Value

IT Services: 2.88%
Acxiom Corporation †		605,560	$12,825,761
Maximus Incorporated		190,500	10,982,325
Vantiv Incorporated Class A †		197,360	10,612,047

			34,420,133

Semiconductors & Semiconductor Equipment: 6.17%
Applied Micro Circuits Corporation †		1,207,237	7,943,619
Cypress Semiconductor Corporation		1,143,754	12,158,105
FormFactor Incorporated †		1,103,995	7,915,644
Microsemi Corporation †		394,190	13,335,448
Nanometrics Incorporated †		324,399	6,040,309
Silicon Motion Technology Corporation «		246,514	10,957,547
Teradyne Incorporated		780,857	15,468,777

			73,819,449

Software: 9.65%
Cadence Design Systems Incorporated †		614,135	15,181,417
CyberArk Software Limited †«		239,950	10,898,529
PTC Incorporated †		414,545	14,815,838
Qlik Technologies Incorporated †		530,453	15,224,001
Secureworks Corporation Class A †«		273,420	3,777,297
SS&C Technologies Holdings Incorporated		349,948	21,553,297
Synchronoss Technologies Incorporated †		220,910	7,791,496
The Rubicon Project Incorporated †		652,224	9,555,082
Ultimate Software Group Incorporated †		45,881	9,381,747
Zendesk Incorporated †		296,733	7,266,991

			115,445,695

Materials: 2.05%

Chemicals: 0.17%
Calgon Carbon Corporation		133,782	1,990,676

Metals & Mining: 0.91%
Steel Dynamics Incorporated		440,383	10,873,056

Paper & Forest Products: 0.97%
Boise Cascade Company †		507,067	11,642,258

Total Common Stocks (Cost $1,086,280,944)			1,165,439,366

Yield
Short-Term Investments: 16.01%

Investment Companies: 16.01%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45%	151,177,536	151,177,536
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.41	40,370,488	40,370,488

Total Short-Term Investments (Cost $191,548,024)			191,548,024

Total investments in securities (Cost $1,277,828,968) *	113.40%	1,356,987,390
Other assets and liabilities, net	(13.40)	(160,390,950)

Total net assets	100.00%	$1,196,596,440

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	77

SMALL COMPANY GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,301,744,639 and unrealized gains (losses) consists of:

Gross unrealized gains	$153,262,207
Gross unrealized losses	(98,019,456)

Net unrealized gains	$55,242,751

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.11%

Consumer Discretionary: 14.49%

Auto Components: 1.80%
American Axle & Manufacturing Holdings Incorporated †	135,919	$2,265,764
Metaldyne Performance Group Incorporated	101,000	1,646,300

		3,912,064

Automobiles: 1.16%
Thor Industries Incorporated	38,950	2,531,750

Hotels, Restaurants & Leisure: 0.66%
ClubCorp Holdings Incorporated	119,494	1,442,293

Household Durables: 1.25%
Beazer Homes Incorporated †	153,160	1,202,306
WCI Communities Incorporated †	87,500	1,505,875

		2,708,181

Media: 2.72%
Lions Gate Entertainment Corporation	128,600	2,867,780
Scholastic Corporation	78,023	3,046,798

		5,914,578

Specialty Retail: 4.92%
Asbury Automotive Group Incorporated †	32,109	1,801,315
Ascena Retail Group Incorporated †	196,620	1,419,596
GNC Holdings Incorporated Class A	61,770	1,609,109
Outerwall Incorporated «	54,010	2,227,913
Rent-A-Center Incorporated	116,600	1,535,622
Urban Outfitters Incorporated †	74,250	2,118,353

		10,711,908

Textiles, Apparel & Luxury Goods: 1.98%
G-III Apparel Group Limited †	53,900	2,108,568
Oxford Industries Incorporated	34,700	2,198,939

		4,307,507

Consumer Staples: 2.42%

Food & Staples Retailing: 1.17%
SUPERVALU Incorporated †	247,150	1,144,305
United Natural Foods Incorporated †	38,020	1,416,625

		2,560,930

Food Products: 1.25%
Darling Ingredients Incorporated †	176,810	2,714,034

Energy: 6.42%

Energy Equipment & Services: 1.09%
RPC Incorporated «	160,300	2,364,425

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	79

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 5.33%
Callon Petroleum Company †	187,300	$2,133,347
Carrizo Oil & Gas Incorporated †	50,600	1,948,100
Delek US Holdings Incorporated	122,500	1,688,050
Parsley Energy Incorporated Class A †	75,800	1,976,106
RSP Permian Incorporated †	58,540	1,927,722
Scorpio Tankers Incorporated	327,000	1,922,760

		11,596,085

Financials: 39.49%

Banks: 18.42%
BancorpSouth Incorporated	103,592	2,474,813
BankUnited Incorporated	72,150	2,388,165
Cathay General Bancorp	73,000	2,249,860
ConnectOne Bancorp Incorporated	81,120	1,284,941
Customers Bancorp Incorporated †	59,400	1,597,266
FCB Financial Holdings Class A †	63,600	2,351,292
Great Western Bancorp Incorporated	100,940	3,433,979
Pinnacle Financial Partners Incorporated	44,960	2,211,133
PrivateBancorp Incorporated	67,597	2,997,927
Renasant Corporation	75,600	2,601,396
Sterling BanCorp	163,800	2,696,148
Talmer Bancorp Incorporated Class A	155,400	3,098,676
Umpqua Holdings Corporation	130,600	2,088,294
Webster Financial Corporation	70,437	2,758,313
Western Alliance Bancorp †	89,978	3,392,171
Wintrust Financial Corporation	45,977	2,449,195

		40,073,569

Capital Markets: 2.15%
HFF Incorporated Class A	66,400	2,138,080
Stifel Financial Corporation †	67,193	2,538,552

		4,676,632

Consumer Finance: 0.86%
PRA Incorporated †	67,770	1,864,353

Insurance: 5.28%
American Equity Investment Life Holding Company	101,108	1,638,961
Employers Holdings Incorporated	39,034	1,165,165
Horace Mann Educators Corporation	71,710	2,442,443
Kemper Corporation	50,310	1,625,516
OneBeacon Insurance Group Limited Class A	103,456	1,346,997
Primerica Incorporated «	58,063	3,257,915

		11,476,997

Real Estate Management & Development: 0.75%
Alexander & Baldwin Incorporated	43,581	1,641,260

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

REITs: 12.03%
Brandywine Realty Trust	162,900	$2,572,191
Corporate Office Properties Trust	100,500	2,716,515
Equity Commonwealth †	106,100	3,065,229
Four Corners Property Trust Incorporated	122,100	2,373,624
Highwoods Properties Incorporated	54,100	2,632,506
Kite Realty Group Trust	79,200	2,128,104
National Health Investors Incorporated	32,400	2,262,492
Parkway Properties Incorporated	130,297	2,273,683
Ramco-Gershenson Properties Trust	150,221	2,705,480
Sabra Health Care REIT Incorporated	82,600	1,729,644
Sunstone Hotel Investors Incorporated	143,180	1,723,887

		26,183,355

Health Care: 3.82%

Health Care Equipment & Supplies: 0.71%
Merit Medical Systems Incorporated †	82,810	1,554,344

Health Care Providers & Services: 3.11%
Kindred Healthcare Incorporated	155,700	1,848,159
Molina Healthcare Incorporated †	57,260	2,773,102
Select Medical Holdings Corporation †	168,420	2,133,881

		6,755,142

Industrials: 7.78%

Commercial Services & Supplies: 1.03%
Quad Graphics Incorporated	116,460	2,237,197

Construction & Engineering: 2.82%
Argan Incorporated	62,300	2,161,810
KBR Incorporated	116,490	1,694,930
Tutor Perini Corporation †	100,795	2,279,983

		6,136,723

Electrical Equipment: 1.29%
Generac Holdings Incorporated †	74,060	2,807,615

Machinery: 1.51%
Chart Industries Incorporated †	83,380	2,164,545
NN Incorporated «	67,190	1,119,385

		3,283,930

Trading Companies & Distributors: 1.13%
Air Lease Corporation	81,800	2,458,090

Information Technology: 14.87%

Communications Equipment: 1.85%
ARRIS International plc †	92,313	2,224,743
NetScout Systems Incorporated †	73,530	1,788,830

		4,013,573

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	81

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 3.75%
Anixter International Incorporated †	28,320	$1,704,864
Belden Incorporated	35,040	2,266,037
Jabil Circuit Incorporated	113,640	2,168,251
VeriFone Systems Incorporated †	76,800	2,027,520

		8,166,672

Internet Software & Services: 1.73%
Blucora Incorporated †	195,660	1,757,027
IAC/InterActive Corp	35,940	2,008,327

		3,765,354

IT Services: 1.01%
Cardtronics Incorporated †	56,110	2,204,562

Semiconductors & Semiconductor Equipment: 3.76%
Cirrus Logic Incorporated †	65,270	2,349,720
Integrated Device Technology Incorporated †	92,580	2,161,743
Veeco Instruments Incorporated †	73,530	1,308,099
Xcerra Corporation †	362,971	2,370,201

		8,189,763

Software: 1.09%
EPIQ Systems Incorporated	42,760	651,235
Mentor Graphics Corporation	79,807	1,711,062

		2,362,297

Technology Hardware, Storage & Peripherals: 1.68%
Avid Technology Incorporated †	219,320	1,304,954
Super Micro Computer Incorporated †	89,220	2,341,133

		3,646,087

Materials: 3.98%

Chemicals: 2.96%
A. Schulman Incorporated	84,600	2,141,226
Cabot Corporation	42,400	1,938,104
Chemtura Corporation †	88,513	2,361,527

		6,440,857

Metals & Mining: 1.02%
Ferroglobe plc	243,240	2,218,349

Utilities: 4.84%

Electric Utilities: 2.86%
El Paso Electric Company	44,141	1,971,337
PNM Resources Incorporated	60,087	1,973,257
Portland General Electric Company	55,124	2,270,006

		6,214,600

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

SMALL COMPANY VALUE PORTFOLIO

Security name			Shares	Value

Gas Utilities: 0.51%
Southwest Gas Corporation			16,060	$1,115,046

Multi-Utilities: 1.47%
Avista Corporation			79,710	3,205,936

Total Common Stocks (Cost $191,380,274)				213,456,058

		Expiration date
Warrants: 0.00%

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
EnteroMedics Incorporated †(a)		6-13-2016	9,104	0

Total Warrants (Cost $0)				0

	Yield
Short-Term Investments: 4.98%

Investment Companies: 4.98%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45%		5,965,825	5,965,825
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.41		4,875,803	4,875,803

Total Short-Term Investments (Cost $10,841,628)				10,841,628

Total investments in securities (Cost $202,221,902) *	103.09%	224,297,686
Other assets and liabilities, net	(3.09)	(6,727,916)

Total net assets	100.00%	$217,569,770

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $202,899,156 and unrealized gains (losses) consists of:

Gross unrealized gains	$34,100,284
Gross unrealized losses	(12,701,754)

Net unrealized gains	$21,398,530

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	83

CORE BOND PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 30.53%
FHLMC	3.00%	2-15-2045	$19,734,107	$20,112,137	0.46%
FHLMC	1.13-7.00	8-1-2017 to 4-1-2046	181,825,901	193,227,923	4.47
FHLMC	3.50	7-1-2032	15,970,400	16,975,238	0.39
FHLMC	3.50	4-1-2044	16,257,869	17,198,235	0.40
FHLMC	3.50	12-1-2045	14,237,054	14,991,659	0.35
FHLMC	3.50	2-1-2046	15,782,716	16,620,139	0.38
FHLMC %%	3.50	8-16-2046	67,700,000	70,571,956	1.63
FHLMC	4.00	8-1-2044	20,216,471	21,888,997	0.50
FHLMC	4.00	10-1-2045	14,278,557	15,358,973	0.35
FHLMC %%	4.00	7-14-2046	22,600,000	24,070,270	0.55
FHLMC Series 300 Class 300	3.00	1-15-2043	18,852,363	19,215,529	0.44
FNMA	0.00-8.16	4-1-2017 to 6-13-2046	381,070,503	404,080,072	9.30
FNMA	3.00	10-25-2042	17,620,845	17,947,513	0.41
FNMA	3.00	6-1-2043	14,511,441	14,929,579	0.34
FNMA	3.50	5-1-2031	12,277,838	13,123,375	0.30
FNMA	3.50	11-1-2035	11,089,398	11,759,608	0.27
FNMA	3.50	6-1-2045	18,189,829	19,162,602	0.44
FNMA	3.50	8-1-2045	11,133,388	11,728,810	0.27
FNMA	3.50	4-1-2046	18,707,016	19,752,827	0.46
FNMA %%	3.50	8-16-2046	25,300,000	26,402,922	0.61
FNMA	4.00	9-1-2043	11,153,542	12,034,251	0.28
FNMA	4.00	12-1-2044	12,945,627	14,049,558	0.32
FNMA	4.00	6-1-2045	13,076,370	14,191,462	0.33
FNMA	4.50	2-1-2044	14,393,935	15,894,690	0.37
GNMA	3.00-5.00	3-15-2041 to 6-21-2046	66,418,696	71,336,967	1.64
GNMA	3.00	8-23-2046	75,600,000	77,918,180	1.80
GNMA %%	3.50	8-23-2046	96,100,000	101,149,046	2.33
GNMA %%	4.00	2-20-2046	32,980,001	35,208,766	0.81
Other securities				14,591,330	0.33

Total Agency Securities (Cost $1,319,170,583)				1,325,492,614	30.53

Asset-Backed Securities: 13.21%
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	13,065,000	13,080,442	0.30
Capital Auto Receivables Asset Trust	1.39-2.01	2-20-2018 to 10-20-2020	74,929,605	75,085,096	1.72
Capital One Multi Asset Execution Trust 2016-A1 Class A1 ±	0.90	2-15-2022	17,837,000	17,898,939	0.41
Discover Card Execution Note Series 2016-A2 Class A2 ±	0.97	9-15-2021	16,036,000	16,130,398	0.37
Ford Credit Auto Owner Trust	0.57-2.44	10-15-2017 to 1-15-2027	29,620,260	29,897,230	0.68
Ford Credit Auto Owner Trust Series 2016-1 Class A	2.31	8-15-2027	14,875,000	15,006,009	0.35
SLM Student Loan Trust	0.68-4.37	4-25-2019 to 1-25-2072	133,292,178	128,674,193	2.96
SMB Private Education Loan Trust	1.03-2.98	7-15-2022 to 5-15-2031	64,510,684	64,383,276	1.49
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	12,411,000	12,410,516	0.29
Other securities				201,066,440	4.64

Total Asset-Backed Securities (Cost $575,588,312)				573,632,539	13.21

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Allocation Funds	Summary portfolio of investments—May 31, 2016

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Corporate Bonds and Notes: 18.68%

Consumer Discretionary: 1.47%

Automobiles: 0.39%
Other securities				$16,790,759	0.39%

Hotels, Restaurants & Leisure: 0.21%
Other securities				9,333,120	0.21

Household Durables: 0.12%
Other securities				5,323,211	0.12

Media: 0.75%
Other securities				32,431,634	0.75

Consumer Staples: 1.79%

Beverages: 0.55%
Anheuser-Busch InBev Finance Company	3.65%	2-1-2026	$11,459,000	11,908,136	0.27
Other securities				12,195,876	0.28

				24,104,012	0.55

Food & Staples Retailing: 0.22%
Other securities				9,490,939	0.22

Food Products: 0.64%
Other securities				27,665,603	0.64

Tobacco: 0.38%
Other securities				16,495,109	0.38

Energy: 2.19%

Energy Equipment & Services: 0.12%
Other securities				5,100,096	0.12

Oil, Gas & Consumable Fuels: 2.07%
Other securities				89,794,938	2.07

Financials: 6.62%

Banks: 1.96%
Other securities				84,870,363	1.96

Capital Markets: 1.47%
Morgan Stanley	4.00	7-23-2025	14,175,000	14,883,509	0.34
Other securities				48,796,760	1.13

				63,680,269	1.47

Consumer Finance: 1.26%
Other securities				54,689,470	1.26

Diversified Financial Services: 0.41%
Other securities				18,004,368	0.41

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	85

CORE BOND PORTFOLIO

Security name	Value	Percent of net assets

Insurance: 0.56%
Other securities	$24,416,968	0.56%

IT Services: 0.08%
Other securities	3,627,502	0.08

REITs: 0.81%
Other securities	34,986,918	0.81

Health Care: 1.26%

Biotechnology: 0.62%
Other securities	27,065,449	0.62

Health Care Providers & Services: 0.24%
Other securities	10,330,033	0.24

Pharmaceuticals: 0.40%
Other securities	17,152,759	0.40

Industrials: 0.90%

Aerospace & Defense: 0.39%
Other securities	16,878,061	0.39

Air Freight & Logistics: 0.07%
Other securities	3,042,489	0.07

Construction & Engineering: 0.05%
Other securities	2,051,187	0.05

Road & Rail: 0.33%
Other securities	14,331,886	0.33

Transportation Infrastructure: 0.06%
Other securities	2,872,293	0.06

Information Technology: 1.12%

IT Services: 0.39%
Other securities	17,009,696	0.39

Semiconductors & Semiconductor Equipment: 0.19%
Other securities	8,081,238	0.19

Technology Hardware, Storage & Peripherals: 0.54%
Other securities	23,380,313	0.54

Materials: 0.24%

Chemicals: 0.08%
Other securities	3,409,272	0.08

Containers & Packaging: 0.09%
Other securities	3,845,910	0.09

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Allocation Funds	Summary portfolio of investments—May 31, 2016

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Metals & Mining: 0.07%
Other securities				$3,177,317	0.07%

Telecommunication Services: 1.57%

Diversified Telecommunication Services: 1.57%
AT&T Incorporated	2.80-4.80%	2-17-2021 to 6-15-2044	$48,304,000	49,578,672	1.14
Other securities				18,544,041	0.43

				68,122,713	1.57

Utilities: 1.59%

Electric Utilities: 1.03%
Other securities				44,726,698	1.03

Gas Utilities: 0.11%
Other securities				4,745,775	0.11

Multi-Utilities: 0.45%
Other securities				19,639,222	0.45

Total Corporate Bonds and Notes (Cost $793,938,757)				810,667,590	18.68

Municipal Obligations: 0.92%

California: 0.27%
Other securities				11,581,748	0.27

Nevada: 0.19%
Other securities				8,326,483	0.19

New Jersey: 0.16%
Other securities				6,984,507	0.16

New York: 0.12%
Other securities				5,337,684	0.12

Ohio: 0.03%
Other securities				1,465,329	0.03

Texas: 0.15%
Other securities				6,258,708	0.15

Total Municipal Obligations (Cost $32,423,389)				39,954,459	0.92

Non-Agency Mortgage-Backed Securities: 3.10%
Other securities				134,383,718	3.10

Total Non-Agency Mortgage-Backed Securities (Cost $131,754,696)				134,383,718	3.10

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	87

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities: 30.51%
U.S. Treasury Bond	2.50%	2-15-2046	$97,270,000	$94,348,106	2.17%
U.S. Treasury Bond	2.50	5-15-2046	21,802,000	21,169,241	0.49
U.S. Treasury Bond ##	2.88	8-15-2045	28,446,000	29,807,198	0.69
U.S. Treasury Note	0.75	1-31-2018	117,195,000	116,984,401	2.69
U.S. Treasury Note	0.75	4-30-2018	37,441,000	37,348,858	0.86
U.S. Treasury Note	0.88	11-30-2017	17,550,000	17,562,338	0.40
U.S. Treasury Note	0.88	3-31-2018	145,749,000	145,737,632	3.36
U.S. Treasury Note	0.88	5-31-2018	31,597,000	31,590,839	0.73
U.S. Treasury Note	0.88	4-15-2019	156,804,000	156,130,213	3.60
U.S. Treasury Note ##	0.88	5-15-2019	162,591,000	161,828,773	3.73
U.S. Treasury Note	1.00	5-15-2018	31,525,000	31,587,798	0.73
U.S. Treasury Note	1.25	3-31-2021	24,971,000	24,820,774	0.57
U.S. Treasury Note	1.38	1-31-2021	208,632,000	208,697,093	4.81
U.S. Treasury Note	1.38	5-31-2021	108,284,000	108,300,892	2.49
U.S. Treasury Note	1.63	11-30-2020	63,040,000	63,830,459	1.47
U.S. Treasury Note	1.63	5-31-2023	16,178,000	16,107,221	0.37
U.S. Treasury Note	1.63	2-15-2026	29,111,000	28,513,992	0.66
U.S. Treasury Note	1.63	5-15-2026	30,682,000	30,074,343	0.69

Total U.S. Treasury Securities (Cost $1,322,216,760)				1,324,440,171	30.51

Yankee Corporate Bonds and Notes: 5.22%

Consumer Discretionary: 0.20%

Media: 0.20%
Other securities				8,574,676	0.20

Energy: 0.68%

Oil, Gas & Consumable Fuels: 0.68%
Other securities				29,720,643	0.68

Financials: 3.25%

Banks: 2.62%
Other securities				113,661,490	2.62

Consumer Finance: 0.14%
Other securities				6,064,000	0.14

Diversified Financial Services: 0.35%
Other securities				15,352,266	0.35

Insurance: 0.14%
Other securities				6,005,914	0.14

Health Care: 0.66%

Pharmaceuticals: 0.66%
Other securities				28,544,631	0.66

Industrials: 0.07%

Marine: 0.07%
Other securities				3,165,798	0.07

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Allocation Funds	Summary portfolio of investments—May 31, 2016

CORE BOND PORTFOLIO

Security name			Value	Percent of net assets

Information Technology: 0.09%

Internet Software & Services: 0.09%
Other securities			$3,939,050	0.09%

Materials: 0.19%

Chemicals: 0.04%
Other securities			1,713,181	0.04

Metals & Mining: 0.15%
Other securities			6,378,982	0.15

Utilities: 0.08%

Electric Utilities: 0.08%
Other securities			3,426,208	0.08

Total Yankee Corporate Bonds and Notes (Cost $224,850,713)			226,546,839	5.22

Yankee Government Bonds: 2.19%
Other securities			95,050,298	2.19

Total Yankee Government Bonds (Cost $93,245,320)			95,050,298	2.19

	Yield	Shares
Short-Term Investments: 4.57%

Investment Companies: 4.57%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)##	0.41%	198,368,365	198,368,365	4.57

Total Short-Term Investments (Cost $198,368,365)			198,368,365	4.57

Total investments in securities (Cost $4,691,556,895) *			4,728,536,593	108.93
Other assets and liabilities, net			(387,701,535)	(8.93)

Total net assets			$4,340,835,058	100.00%

%%	The security is issued on a when-issued basis.

±	Variable rate investment. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $4,697,050,907 and unrealized gains (losses) consists of:

Gross unrealized gains	$47,813,964
Gross unrealized losses	(16,328,278)

Net unrealized gains	$31,485,686

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	89

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 29.90%
FHLMC	3.50%	9-1-2032	$1,018,735	$1,080,181
FHLMC	3.50	4-1-2043	1,675,535	1,756,016
FHLMC	3.50	5-1-2044	733,840	773,306
FHLMC	4.00	4-1-2044	918,722	994,735
FHLMC	4.00	8-1-2044	685,596	739,389
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.50	9-25-2029	62,952	66,223
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	1,097,153	1,313,351
FNMA (a)	2.51	6-1-2046	970,000	990,613
FNMA	2.57	9-1-2019	527,552	542,398
FNMA	2.57	9-1-2019	528,178	543,047
FNMA	2.73	1-1-2023	576,575	600,989
FNMA	2.73	9-1-2023	592,853	613,965
FNMA	2.76	4-1-2021	1,089,536	1,119,279
FNMA	2.78	10-1-2020	550,000	573,434
FNMA	2.85	12-1-2023	590,000	617,089
FNMA	2.90	3-1-2023	597,093	624,283
FNMA	2.96	6-1-2022	520,055	537,600
FNMA	3.00	12-1-2032	69,259	72,061
FNMA	3.03	11-1-2022	584,797	605,990
FNMA	3.07	2-1-2026	360,000	380,105
FNMA	3.08	1-1-2026	480,000	507,203
FNMA	3.31	6-1-2021	550,000	582,339
FNMA	3.35	1-1-2028	280,000	300,896
FNMA	3.50	9-1-2032	1,903,311	2,009,525
FNMA	3.50	10-1-2032	978,186	1,033,205
FNMA	3.50	11-1-2042	366,320	385,950
FNMA	3.50	11-1-2042	520,012	545,028
FNMA	3.50	2-1-2043	279,679	293,167
FNMA	3.50	4-1-2046	298,196	313,397
FNMA	3.50	6-13-2046	600,000	627,844
FNMA	5.00	9-1-2033	254,910	284,122
FNMA	5.50	2-1-2036	372,350	399,641
FNMA Series 2002-90 Class A2	6.50	11-25-2042	426,765	481,129
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	211,895	245,043
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	1,938,171	2,239,254
FNMA Series 2003-86 Class PT	4.50	9-25-2018	200,315	205,393
FNMA Series 2003-W4 Class 3A ±	6.44	10-25-2042	283,801	325,113
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	845,834	951,227
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	1,171,703	1,341,595
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	192,648	227,746
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,119,584	1,334,622
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	399,053	470,784
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	357,573	364,614
GNMA	6.50	10-15-2023	28,269	32,327
GNMA	6.50	11-15-2023	14,333	16,390
GNMA	6.50	11-15-2023	4,468	5,110
GNMA	6.50	12-15-2023	20,562	23,514
GNMA	6.50	1-15-2024	36,252	41,455
GNMA	7.00	8-15-2027	93,434	105,994
SBA Series 2006-20B Class 1	5.35	2-1-2026	521,008	569,771

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
SBA Series 2006-20H Class 1	5.70%	8-1-2026	$292,209	$326,111
SBA Series 2007-20J Class 1	5.57	10-1-2027	655,212	736,858
SBA Series 2013-20A Class 1	2.13	1-1-2033	493,211	494,705
SBA Series 2013-20J Class 1	3.37	10-1-2033	509,200	539,974
SBA Series 2014-10A Class 1	3.19	3-10-2024	715,531	749,564
SBA Series 2014-10B Class 1	3.02	9-10-2024	1,098,138	1,143,815
SBA Series 2014-20A Class 1	3.46	1-1-2034	426,894	456,198
SBA Series 2015-10B Class 1	2.83	9-10-2025	587,526	602,108
SBA Series 2015-20C Class 1	2.72	3-1-2035	550,231	565,279
SBA Series 2015-20E Class 1	2.77	5-1-2035	857,586	871,792
SBA Series 2015-20F Class 1	2.98	6-1-2035	587,138	611,515

Total Agency Securities (Cost $36,336,997)				37,905,371

Asset-Backed Securities: 4.20%
American Express Credit Accounts Series 2014-2 Class A	1.26	1-15-2020	570,000	571,433
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	570,000	581,957
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	446,305	446,435
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	570,000	570,435
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	302,612	302,196
CNH Equipment Trust Series 2015-A Class A4	1.85	4-15-2021	580,000	583,942
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	600,000	610,125
Ford Credit Auto Owner Trust Series 2016-1 Class A 144A	2.31	8-15-2027	600,000	606,352
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-2028	5,106	5,118
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 ±	1.12	10-25-2035	579,890	568,792
South Carolina Student Loan Corporation Series 2014-1 Class B ±	1.94	8-1-2035	500,000	479,196

Total Asset-Backed Securities (Cost $5,305,821)				5,325,981

Corporate Bonds and Notes: 32.44%

Consumer Discretionary: 3.48%

Automobiles: 0.34%
General Motors Company	4.88	10-2-2023	400,000	424,735

Diversified Consumer Services: 1.92%
Massachusetts Institute of Technology	3.96	7-1-2038	200,000	219,073
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	816,839
Northwestern University	4.64	12-1-2044	350,000	422,900
President and Fellows of Harvard College	3.53	10-1-2031	250,000	260,122
President and Fellows of Harvard College	5.63	10-1-2038	250,000	339,070
Service Corporation International	5.38	1-15-2022	360,000	375,750

				2,433,754

Media: 0.86%
Charter Communications 144A	4.91	7-23-2025	325,000	348,275
Lamar Media Corporation	5.88	2-1-2022	315,000	329,175
Time Warner Incorporated	3.40	6-15-2022	140,000	145,050
Time Warner Incorporated	3.60	7-15-2025	260,000	269,662

				1,092,162

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	91

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Textiles, Apparel & Luxury Goods: 0.36%
Hanesbrands Incorporated 144A	4.63%	5-15-2024	$200,000	$200,000
The William Carter Company	5.25	8-15-2021	250,000	258,750

				458,750

Consumer Staples: 1.08%

Beverages: 0.11%
Anheuser-Busch InBev Worldwide Incorporated	3.65	2-1-2026	140,000	145,487

Food & Staples Retailing: 0.52%
CVS Health Corporation	3.50	7-20-2022	120,000	126,610
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	500,000	528,513

				655,123

Food Products: 0.25%
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	313,036

Household Products: 0.20%
The Procter & Gamble Company	5.50	2-1-2034	200,000	258,969

Energy: 3.85%

Energy Equipment & Services: 0.13%
Halliburton Company	3.80	11-15-2025	160,000	161,815

Oil, Gas & Consumable Fuels: 3.72%
Anadarko Petroleum Corporation	5.55	3-15-2026	150,000	159,885
Chevron Corporation	2.95	5-16-2026	250,000	250,873
Chevron Corporation	3.19	6-24-2023	250,000	259,742
Cimarex Energy Company	5.88	5-1-2022	350,000	366,710
Columbia Pipeline Group Company	2.45	6-1-2018	210,000	209,633
Concho Resources Incorporated	6.50	1-15-2022	375,000	387,188
ConocoPhillips Company	3.35	11-15-2024	370,000	371,825
Devon Energy Corporation	5.85	12-15-2025	130,000	135,312
EQT Corporation	8.13	6-1-2019	400,000	436,492
Exxon Mobil Corporation	3.04	3-1-2026	390,000	400,993
Florida Gas Transmission Company 144A	4.35	7-15-2025	230,000	222,255
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	186,940
Marathon Oil Corporation	3.85	6-1-2025	410,000	358,910
Newfield Exploration Company	5.63	7-1-2024	249,000	247,755
Pioneer Natural Resource Company	4.45	1-15-2026	190,000	200,591
Plains All American Pipeline LP	4.65	10-15-2025	400,000	379,595
Southwestern Energy Company	4.95	1-23-2025	175,000	146,563

				4,721,262

Financials: 11.04%

Banks: 3.85%
Bank of America Corporation	3.95	4-21-2025	120,000	119,821
Bank of America Corporation	4.00	4-1-2024	700,000	736,721
Chase Capital VI ±	1.26	8-1-2028	1,000,000	813,150

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Citigroup Incorporated	3.30%	4-27-2025	$130,000	$130,908
Citigroup Incorporated	3.40	5-1-2026	250,000	251,340
Citigroup Incorporated	4.40	6-10-2025	100,000	102,732
CoreStates Capital Trust II 144A±	1.28	1-15-2027	750,000	628,125
Manufacturers & Traders Trust Company ±	1.65	12-28-2020	758,000	742,304
National Capital Commerce Incorporated ±(i)	1.61	4-1-2027	400,000	321,000
NTC Capital Trust Series A ±	1.15	1-15-2027	450,000	388,125
PNC Bank	3.25	6-1-2025	250,000	258,980
US Bancorp NA	2.95	7-15-2022	200,000	205,158
US Bancorp NA	3.10	4-27-2026	180,000	181,328

				4,879,692

Capital Markets: 1.26%
Goldman Sachs Capital II ±	4.00	12-29-2049	62,000	46,965
Goldman Sachs Group Incorporated	3.50	1-23-2025	265,000	267,260
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	122,210
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	229,220
Morgan Stanley	3.70	10-23-2024	100,000	103,312
Morgan Stanley	3.95	4-23-2027	180,000	179,466
Morgan Stanley	5.50	7-24-2020	350,000	390,877
The Bank of New York Mellon Corporation	3.25	9-11-2024	250,000	260,786

				1,600,096

Consumer Finance: 0.43%
American Honda Finance Corporation	2.45	9-24-2020	120,000	123,165
Caterpillar Financial Services Corporation	3.75	11-24-2023	150,000	162,091
Daimler Finance North America LLC 144A	2.38	8-1-2018	260,000	263,786

				549,042

Diversified Financial Services: 1.31%
Abay Leasing 2014 LLC	2.65	11-9-2026	503,125	518,431
ABB Treasury Center USA Incorporated 144A	4.00	6-15-2021	510,000	545,666
Berkshire Hathaway Incorporated	2.75	3-15-2023	210,000	215,213
CNH Industrial Capital LLC	3.38	7-15-2019	390,000	385,125

				1,664,435

Insurance: 1.42%
ACE INA Holdings Incorporated	2.88	11-3-2022	110,000	113,005
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	817,222
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	639,611
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	221,874

				1,791,712

REITs: 2.77%
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	193,343
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	42,305
Boston Properties LP	3.70	11-15-2018	180,000	187,954
Boston Properties LP	5.88	10-15-2019	200,000	223,213
Duke Realty LP	3.88	10-15-2022	150,000	155,395

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	93

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
ERP Operating LP	4.63%	12-15-2021	$281,000	$313,908
Liberty Property LP	3.75	4-1-2025	100,000	101,083
Liberty Property LP	6.63	10-1-2017	400,000	424,494
Potlatch Corporation	7.50	11-1-2019	310,000	342,938
ProLogis LP	3.75	11-1-2025	170,000	178,966
Realty Income Corporation	4.65	8-1-2023	370,000	399,605
Simon Property Group LP	3.38	10-1-2024	300,000	313,616
UDR Incorporated	4.63	1-10-2022	260,000	283,976
Ventas Realty LP	3.50	2-1-2025	150,000	150,067
Vornado Realty LP	2.50	6-30-2019	200,000	201,991

				3,512,854

Health Care: 3.24%

Health Care Equipment & Supplies: 0.64%
Becton Dickinson & Company	3.73	12-15-2024	290,000	307,343
C.R. Bard Incorporated	3.00	5-15-2026	170,000	169,514
Medtronic Incorporated	3.15	3-15-2022	130,000	136,810
Teleflex Incorporated	4.88	6-1-2026	200,000	200,500

				814,167

Health Care Providers & Services: 2.09%
Allina Health System Incorporated	4.81	11-15-2045	235,000	273,527
Ascension Health	3.95	11-15-2046	225,000	231,190
Howard Hughes Medical Institute	3.50	9-1-2023	120,000	129,675
Mayo Clinic	3.77	11-15-2043	120,000	118,640
Mednax Incorporated 144A	5.25	12-1-2023	475,000	485,987
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	375,000	400,034
Texas Health Resources	4.33	11-15-2055	375,000	412,854
The New York and Presbyterian Hospital	4.02	8-1-2045	175,000	182,910
UnitedHealth Group Incorporated	3.75	7-15-2025	380,000	409,170

				2,643,987

Life Sciences Tools & Services: 0.12%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	153,703

Pharmaceuticals: 0.39%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	245,644
EMD Finance LLC 144A	2.95	3-19-2022	250,000	253,039

				498,683

Industrials: 3.16%

Aerospace & Defense: 0.23%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	100,000	102,924
United Technologies Corporation	3.10	6-1-2022	180,000	188,378

				291,302

Air Freight & Logistics: 0.19%
FedEx Corporation	4.00	1-15-2024	225,000	244,670

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies: 0.48%
Clean Harbors Incorporated	5.25%	8-1-2020	$350,000	$357,438
Waste Management Incorporated	3.13	3-1-2025	240,000	247,023

				604,461

Construction & Engineering: 0.18%
Valmont Industries Incorporated	5.00	10-1-2044	260,000	230,731

Machinery: 1.22%
Actuant Corporation	5.63	6-15-2022	425,000	433,500
Briggs & Stratton Corporation	6.88	12-15-2020	350,000	383,250
Deere & Company	2.60	6-8-2022	340,000	344,696
Oshkosh Corporation	5.38	3-1-2022	375,000	387,188

				1,548,634

Road & Rail: 0.58%
Burlington Northern Santa Fe LLC	3.05	9-1-2022	100,000	104,721
Burlington Northern Santa Fe LLC	3.40	9-1-2024	150,000	159,896
Burlington Northern Santa Fe LLC	3.45	9-15-2021	250,000	267,079
Union Pacific Corporation	7.88	1-15-2019	171,000	196,451

				728,147

Transportation Infrastructure: 0.28%
Vessel Management Service	3.43	8-15-2036	348,000	356,383

Information Technology: 1.17%

Electronic Equipment, Instruments & Components: 0.22%
Jabil Circuit Incorporated	8.25	3-15-2018	250,000	271,875

IT Services: 0.09%
Fiserv Incorporated	4.75	6-15-2021	100,000	109,789

Semiconductors & Semiconductor Equipment: 0.20%
Micron Technology Incorporated 144A	7.50	9-15-2023	245,000	257,250

Software: 0.36%
Oracle Corporation	2.50	5-15-2022	220,000	223,573
Oracle Corporation	3.40	7-8-2024	220,000	232,887

				456,460

Technology Hardware, Storage & Peripherals: 0.30%
Hewlett Packard Enterprise Company 144A	4.90	10-15-2025	375,000	383,548

Materials: 1.78%

Chemicals: 0.69%
Ecolab Incorporated	4.35	12-8-2021	330,000	366,095
Scotts Miracle-Gro Company 144A	6.00	10-15-2023	390,000	413,400
Valspar Corporation	3.30	2-1-2025	100,000	98,656

				878,151

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	95

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging: 0.56%
Ball Corporation	5.00%	3-15-2022	$350,000	$365,750
Sealed Air Corporation 144A	6.50	12-1-2020	300,000	342,000

				707,750

Metals & Mining: 0.25%
Alcoa Incorporated	5.40	4-15-2021	300,000	310,500

Paper & Forest Products: 0.28%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	355,194

Telecommunication Services: 0.95%

Diversified Telecommunication Services: 0.95%
AT&T Incorporated	2.40	3-15-2017	400,000	403,856
AT&T Incorporated	4.75	5-15-2046	280,000	277,637
Verizon Communications Incorporated	3.50	11-1-2024	110,000	114,257
Verizon Communications Incorporated	5.15	9-15-2023	350,000	401,890

				1,197,640

Utilities: 2.69%

Electric Utilities: 2.12%
Entergy Texas Incorporated	7.13	2-1-2019	250,000	281,877
Great River Energy 144A	5.83	7-1-2017	261,811	267,131
IPALCO Enterprises Incorporated	3.45	7-15-2020	350,000	353,500
ITC Holdings Corporation	3.65	6-15-2024	120,000	122,751
Monongahela Power Company 144A	4.10	4-15-2024	380,000	408,084
Northern States Power Company of Wisconsin	3.30	6-15-2024	370,000	387,003
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	361,291
PacifiCorp	3.35	7-1-2025	130,000	137,063
Tenaska Alabama II Partners LP 144A	7.00	6-30-2021	164,954	166,604
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	208,454

				2,693,758

Gas Utilities: 0.57%
AmeriGas Finance LLC	7.00	5-20-2022	375,000	395,156
Boardwalk Pipelines Company	5.95	6-1-2026	325,000	325,544

				720,700

Total Corporate Bonds and Notes (Cost $39,867,746)				41,120,407

Municipal Obligations: 8.93%

Alaska: 0.25%
Alaska Taxable Build America Bonds Series 2010A (GO Revenue)	5.74	8-1-2033	250,000	322,840

Arizona: 0.90%
Arizona School Facilities Board Refunding Certificates of Participation Series A-3 (Miscellaneous Revenue)	2.38	9-1-2019	235,000	239,263
Maricopa County AZ Elementary School District #28 Kyrene Elementary Build America Bonds Series D (GO Revenue)	5.38	7-1-2019	800,000	900,280

				1,139,543

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Arkansas: 0.29%
Arkansas Taxable Bond Amendment 82 Series A (GO Revenue)	2.61%	7-1-2021	$350,000	$368,431

Georgia: 0.49%
Cherokee County GA School System Build America Bonds (GO Revenue)	5.87	8-1-2028	500,000	622,730

Indiana: 0.28%
Indiana Housing & CDA Series A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.51	1-1-2039	40,000	40,536
Indianapolis IN Local Public Improvement Bond Bank Build America Bonds (Miscellaneous Revenue)	5.85	1-15-2030	250,000	311,410

				351,946

Kentucky: 0.04%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-2037	50,000	50,098

Maryland: 0.25%
Baltimore County MD (GO Revenue)	3.57	8-1-2032	300,000	311,568

Massachusetts: 0.67%
Boston MA Series C Qualified School Construction Bonds (GO Revenue)	4.40	4-1-2026	400,000	441,632
Massachusetts Build America Bonds Series D (GO Revenue)	4.50	8-1-2031	350,000	405,682

				847,314

Minnesota: 0.23%
Minnetonka MN Independent School District #276 Series E (GO Revenue, South Dakota Credit Program Insured)	2.55	1-1-2024	290,000	296,531

Missouri: 0.26%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.48	8-27-2029	338,721	334,626

New Jersey: 0.99%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	1,030,000	1,254,592

North Carolina: 0.94%
Duke University North Carolina Series A (Education Revenue)	5.85	4-1-2037	300,000	404,118
North Carolina Education Assistance Authority Student Loan Notes 2011-1 Series A3 (Education Revenue) ±	1.52	10-25-2041	650,000	631,794
University of North Carolina Chapel Hill Refunding Bonds Series 2016C (Education Revenue)	3.33	12-1-2036	150,000	153,980

				1,189,892

Ohio: 0.54%
Cuyahoga County OH Build America Bonds Series B (GO Revenue)	6.03	12-1-2034	325,000	409,910
Ohio Veterans Compensation (GO Revenue)	3.38	10-1-2021	250,000	268,460

				678,370

Oklahoma: 0.32%
Oklahoma Water Resource Board Revolving Fund Series A (Water & Sewer Revenue)	3.27	4-1-2023	375,000	406,549

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	97

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Texas: 0.90%
Clear Creek TX Independent School District Taxable Refunding Series B (GO Revenue)	3.40%	2-15-2022	$375,000	$405,649
Harris County TX Taxable Refunding Permanent Improvement Series B (GO Revenue)	2.12	10-1-2021	500,000	507,725
Texas State A&M University (Education Revenue)	3.11	5-15-2028	220,000	225,436

				1,138,810

Virginia: 0.20%
Virginia State HDA (Housing Revenue) %%	3.10	6-25-2041	250,000	250,348

Washington: 0.87%
King County WA Economic Development Taxable Bond Series C (GO Revenue)	5.03	12-1-2023	230,000	264,438
King County WA School District #210 (GO Revenue, AGM Insured)	4.90	12-1-2022	400,000	438,096
Washington Build America Bonds (Tax Revenue)	5.09	8-1-2033	325,000	395,707

				1,098,241

West Virginia: 0.42%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	475,000	534,670

Wisconsin: 0.09%
Milwaukee County WI Taxable Pension Promissory Notes Series A (GO Revenue)	6.84	12-1-2028	90,000	118,907

Total Municipal Obligations (Cost $10,453,269)				11,316,006

Non-Agency Mortgage-Backed Securities: 12.38%
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	700,000	756,168
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	575,007
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	620,000	636,941
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	630,000	664,141
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	586,902
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±	4.19	11-10-2023	600,000	665,637
Commercial Mortgage Pass-Through Certificate Series 2013-CR7 Class A4	3.21	3-10-2046	630,000	659,812
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	2.75	6-25-2034	592,191	595,832
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	498,499	544,075
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	582,359
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	560,000	590,387
GS Mortgage Securities Trust Series 2013-GC10 Class AAB	2.56	2-10-2046	212,500	216,710
GS Mortgage Securities Trust Series 2013-GC12 Class AAB	2.68	6-10-2046	212,500	217,391
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	682,817
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	389,727
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	395,000	420,311
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	572,497
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	500,000	502,700
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	584,522
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	551,419
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	574,743
Motel 6 Trust Series 2015-MTL6 Class B 144A	3.30	2-5-2030	500,000	500,516
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 144A±	6.50	10-25-2034	975,563	984,759
Sequoia Mortgage Trust Series 10 Class 1A ±	1.24	10-20-2027	264,892	258,101
Structured Asset Securities Corporation Series 2007-RM1 Class A1 144A±(i)(a)	0.73	5-25-2047	1,883,961	1,233,994
Towd Point Mortgage Trust Series 2016-2 Class A1A 144A±(a)	2.75	8-25-2055	450,000	450,006
WF RBS Commercial Mortgage Trust Series 2013-C17 Class A4	4.02	12-15-2046	630,000	690,593

Total Non-Agency Mortgage-Backed Securities (Cost $16,167,367)				15,688,067

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities: 4.29%
TIPS	0.38%	7-15-2025	$632,539	$639,210
U.S. Treasury Bond	2.50	2-15-2045	665,000	645,492
U.S. Treasury Bond	2.50	2-15-2046	190,000	184,293
U.S. Treasury Bond	2.50	5-15-2046	250,000	242,744
U.S. Treasury Bond ##	2.88	8-15-2045	1,850,000	1,938,526
U.S. Treasury Bond	3.00	11-15-2045	550,000	590,778
U.S. Treasury Bond	4.50	2-15-2036	880,000	1,202,540

Total U.S. Treasury Securities (Cost $5,236,374)				5,443,583

Yankee Corporate Bonds and Notes: 5.74%

Consumer Discretionary: 0.27%

Media: 0.27%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	348,203

Energy: 1.84%

Energy Equipment & Services: 0.42%
Ensco plc	4.70	3-15-2021	160,000	125,600
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	408,916

				534,516

Oil, Gas & Consumable Fuels: 1.42%
BP Capital Markets plc	3.81	2-10-2024	110,000	115,553
BP Capital Markets plc	4.50	10-1-2020	350,000	383,202
Petroleos Mexicanos	2.29	2-15-2024	220,000	223,425
Petroleos Mexicanos	2.83	2-15-2024	460,000	476,587
Petroleos Mexicanos	6.38	1-23-2045	250,000	234,075
Total Capital International SA	3.70	1-15-2024	200,000	212,691
Weatherford International Limited «	4.50	4-15-2022	190,000	147,250

				1,792,783

Financials: 1.54%

Banks: 0.71%
Bank of Nova Scotia	4.50	12-16-2025	250,000	257,089
Credit Suisse New York	3.63	9-9-2024	250,000	260,168
HSBC	3.60	5-25-2023	250,000	252,022
Royal Bank of Canada	4.65	1-27-2026	120,000	125,323

				894,602

Diversified Financial Services: 0.83%
Shell International Finance BV	3.25	5-11-2025	200,000	204,732
Shell International Finance BV	3.40	8-12-2023	370,000	385,080
Tyco Electronics Group SA	3.50	2-3-2022	450,000	467,511

				1,057,323

Health Care: 0.18%

Pharmaceuticals: 0.18%
Actavis Funding SCS	4.55	3-15-2035	230,000	226,633

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	99

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 0.52%

Aerospace & Defense: 0.40%
BAE Systems plc 144A	4.75%	10-11-2021	$470,000	$515,433

Road & Rail: 0.12%
Canadian Pacific Railway Company	2.90	2-1-2025	150,000	149,549

Information Technology: 0.58%

Semiconductors & Semiconductor Equipment: 0.30%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	378,817

Technology Hardware, Storage & Peripherals: 0.28%
Seagate HDD Cayman	4.75	6-1-2023	425,000	355,884

Materials: 0.49%

Metals & Mining: 0.49%
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	370,000	386,846
Teck Resources Limited	3.00	3-1-2019	240,000	229,800

				616,646

Telecommunication Services: 0.32%

Wireless Telecommunication Services: 0.32%
Rogers Communications Incorporated	4.10	10-1-2023	370,000	402,651

Total Yankee Corporate Bonds and Notes (Cost $7,170,407)				7,273,040

	Yield		Shares
Short-Term Investments: 3.47%

Investment Companies: 3.47%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45		143,100	143,100
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)##	0.41		4,250,997	4,250,997

Total Short-Term Investments (Cost $4,394,097)				4,394,097

Total investments in securities (Cost $124,932,078) *	101.35%	128,466,552
Other assets and liabilities, net	(1.35)	(1,712,822)

Total net assets	100.00%	$126,753,730

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

MANAGED FIXED INCOME PORTFOLIO

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security for which the designation as illiquid is unaudited.

%%	The security is issued on a when-issued basis.

##	All or a portion of this security is segregated for when-issued securities.

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $124,949,952 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,110,592
Gross unrealized losses	(1,593,992)

Net unrealized gains	$3,516,600

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	101

REAL RETURN PORTFOLIO

Security name	Shares	Value

Common Stocks: 16.92%

Consumer Staples: 3.87%

Beverages: 0.39%
Constellation Brands Incorporated Class A	697	$106,746
The Coca-Cola Company	3,173	141,516

		248,262

Food & Staples Retailing: 0.55%
The Kroger Company	2,083	74,488
Wal-Mart Stores Incorporated	1,764	124,856
Walgreens Boots Alliance Incorporated	2,009	155,497

		354,841

Food Products: 1.38%
Biostime International Holdings Limited	176,000	537,915
Marine Harvest ASA	4,555	76,065
Mead Johnson Nutrition Company	970	79,812
Mondelez International Incorporated Class A	2,400	106,776
The Hershey Company	909	84,401

		884,969

Household Products: 1.22%
Church & Dwight Company Incorporated	1,092	107,540
Reckitt Benckiser Group plc	4,568	454,854
The Procter & Gamble Company	2,721	220,510

		782,904

Personal Products: 0.08%
The Estee Lauder Companies Incorporated Class A	574	52,682

Tobacco: 0.25%
Philip Morris International	1,604	158,283

Energy: 3.41%

Energy Equipment & Services: 0.34%
Halliburton Company	2,474	104,353
Schlumberger Limited	876	66,839
Weatherford International plc †	8,288	46,496

		217,688

Oil, Gas & Consumable Fuels: 3.07%
Anadarko Petroleum Corporation	1,640	85,050
BP plc	104,961	543,092
Chevron Corporation	2,867	289,567
Cimarex Energy Company	927	107,792
Eni SpA	32,056	489,710
EOG Resources Incorporated	1,489	121,145
Occidental Petroleum Corporation	1,817	137,074
Phillips 66 Company	640	51,430

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

REAL RETURN PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	603	$96,673
Valero Energy Corporation	848	46,386

		1,967,919

Financials: 4.49%

REITs: 4.49%
American Homes 4 Rent Class A	3,735	68,500
American Tower Corporation	4,616	488,280
AvalonBay Communities Incorporated	1,406	252,911
Boston Properties Incorporated	2,087	262,190
Camden Property Trust	1,931	164,541
Equinix Incorporated	446	161,452
Essex Property Trust Incorporated	384	87,256
General Growth Properties Incorporated	9,763	262,332
Host Hotels & Resorts Incorporated	6,728	103,611
Physicians Realty Trust	12,864	244,287
Prologis Incorporated	4,182	198,770
Public Storage Incorporated	560	142,078
Simon Property Group Incorporated	1,418	280,254
Ventas Incorporated	2,466	163,570

		2,880,032

Materials: 5.15%

Chemicals: 2.57%
Akzo Nobel NV	8,858	601,207
Dow Chemical Company	1,751	89,931
Ecolab Incorporated	436	51,117
International Flavors & Fragrances Incorporated	253	32,637
LyondellBasell Industries NV Class A	290	23,594
Monsanto Company	244	27,443
Nitto Denko Corporation	10,400	684,560
PolyOne Corporation	875	32,786
PPG Industries Incorporated	504	54,271
Praxair Incorporated	468	51,414

		1,648,960

Construction Materials: 0.08%
Martin Marietta Materials Incorporated	267	50,474

Containers & Packaging: 0.09%
Crown Holdings Incorporated †	1,051	54,831

Metals & Mining: 2.41%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	4,600	206,632
Detour Gold Corporation †	9,800	193,631
Fresnillo plc	8,800	128,602
Goldcorp Incorporated-U.S. Exchange Traded Shares	5,500	92,510
Newmont Mining Corporation	8,600	278,726
Randgold Resources Limited ADR	2,850	240,284

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	103

REAL RETURN PORTFOLIO

Security name			Shares	Value

Metals & Mining (continued)
Royal Gold Incorporated			2,377	$133,421
Silver Wheaton Corporation			7,000	130,340
Steel Dynamics Incorporated			1,880	46,417
Tahoe Resources Incorporated			8,000	95,535

				1,546,098

Total Common Stocks (Cost $10,010,837)				10,847,943

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 10.42%

Consumer Discretionary: 3.77%

Auto Components: 0.53%
American Axle & Manufacturing Incorporated	6.25%	3-15-2021	$100,000	104,000
Cooper Tire & Rubber Company (i)	8.00	12-15-2019	15,000	17,138
Goodyear Tire & Rubber Company	7.00	5-15-2022	85,000	91,269
Tenneco Incorporated	6.88	12-15-2020	125,000	129,525

				341,932

Diversified Consumer Services: 0.16%
Service Corporation International	5.38	1-15-2022	100,000	104,375

Hotels, Restaurants & Leisure: 0.53%
Hilton Worldwide Finance LLC	5.63	10-15-2021	100,000	103,561
MGM Resorts International	7.63	1-15-2017	105,000	108,281
NCL Corporation Limited 144A	5.25	11-15-2019	125,000	127,500

				339,342

Household Durables: 0.57%
Calatlantic Group Incorporated	6.63	5-1-2020	15,000	16,538
DR Horton Incorporated	3.63	2-15-2018	135,000	137,363
Lennar Corporation	4.50	6-15-2019	100,000	103,250
Tempur Sealy International Incorporated	6.88	12-15-2020	100,000	106,320

				363,471

Media: 0.93%
CCO Holdings LLC	6.63	1-31-2022	125,000	132,625
CSC Holdings LLC	7.63	7-15-2018	75,000	81,375
DISH DBS Corporation	4.25	4-1-2018	130,000	133,250
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	75,000	78,188
Sinclair Television Group Incorporated	6.38	11-1-2021	85,000	89,675
TEGNA Incorporated	5.13	10-15-2019	50,000	51,375
TEGNA Incorporated	5.13	7-15-2020	30,000	31,050

				597,538

Multiline Retail: 0.16%
Dollar Tree Incorporated 144A	5.25	3-1-2020	100,000	104,219

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 0.53%
Best Buy Company Incorporated	5.00%	8-1-2018	$100,000	$104,750
L Brands Incorporated	6.90	7-15-2017	120,000	126,900
Sally Beauty Holdings Incorporated	5.75	6-1-2022	100,000	104,000

				335,650

Textiles, Apparel & Luxury Goods: 0.36%
HanesBrands Incorporated	6.38	12-15-2020	125,000	128,985
The William Carter Company	5.25	8-15-2021	100,000	103,500

				232,485

Consumer Staples: 0.72%

Beverages: 0.16%
Cott Beverages Incorporated	6.75	1-1-2020	100,000	104,500

Food Products: 0.36%
Pinnacle Foods Incorporated	4.88	5-1-2021	100,000	102,000
Smithfield Foods Incorporated	7.75	7-1-2017	120,000	127,560

				229,560

Household Products: 0.20%
Spectrum Brands Incorporated	6.38	11-15-2020	120,000	125,850

Energy: 0.85%

Energy Equipment & Services: 0.15%
NGPL PipeCo LLC 144A	7.12	12-15-2017	95,000	99,750

Oil, Gas & Consumable Fuels: 0.70%
Kinder Morgan Incorporated	7.00	6-15-2017	60,000	62,627
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	50,000	51,875
Sabine Pass LNG LP	7.50	11-30-2016	65,000	66,463
Targa Resources Partners Incorporated	5.00	1-15-2018	130,000	132,600
Tesoro Corporation	4.25	10-1-2017	65,000	66,463
Tesoro Logistics LP	5.88	10-1-2020	65,000	66,950

				446,978

Financials: 1.60%

Banks: 0.21%
CIT Group Incorporated	4.25	8-15-2017	105,000	106,239
CIT Group Incorporated	5.25	3-15-2018	25,000	25,813

				132,052

Consumer Finance: 1.00%
Ally Financial Incorporated	6.25	12-1-2017	125,000	130,313
Diamond 1 Finance Corporation 144A%%	3.48	6-1-2019	100,000	101,329
General Motors Financial Company Incorporated	3.25	5-15-2018	135,000	137,552
Navient Corporation	4.63	9-25-2017	130,000	132,600
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	140,063

				641,857

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	105

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

REITs: 0.39%
Iron Mountain Incorporated 144A	6.00%	10-1-2020	$100,000	$105,500
VEREIT Operating Partnership LP	2.00	2-6-2017	135,000	135,173
VEREIT Operating Partnership LP %%	4.13	6-1-2021	10,000	10,100

				250,773

Health Care: 0.68%

Health Care Providers & Services: 0.68%
Centene Corporation 144A	5.63	2-15-2021	65,000	67,600
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	125,000	131,719
HCA Incorporated	8.00	10-1-2018	115,000	128,800
Tenet Healthcare Corporation	6.25	11-1-2018	100,000	105,125

				433,244

Industrials: 0.93%

Airlines: 0.16%
US Airways Group Incorporated	6.13	6-1-2018	100,000	104,000

Building Products: 0.14%
USG Corporation	9.75	1-15-2018	80,000	89,422

Commercial Services & Supplies: 0.17%
ACCO Brands Corporation	6.75	4-30-2020	105,000	110,906

Machinery: 0.24%
Case New Holland Industrial Incorporated	7.88	12-1-2017	65,000	69,550
SPX Flow Incorporated	6.88	9-1-2017	80,000	83,300

				152,850

Trading Companies & Distributors: 0.22%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	100,000	104,438
United Rentals North America Incorporated	7.38	5-15-2020	33,000	34,320

				138,758

Information Technology: 0.62%

Communications Equipment: 0.16%
ViaSat Incorporated	6.88	6-15-2020	100,000	103,125

Electronic Equipment, Instruments & Components: 0.13%
Jabil Circuit Incorporated	8.25	3-15-2018	75,000	81,563

Internet Software & Services: 0.20%
IAC/InterActiveCorp	4.88	11-30-2018	123,000	125,921

Software: 0.13%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	80,000	84,000

Materials: 0.63%

Chemicals: 0.13%
Ashland Incorporated	3.88	4-15-2018	80,000	82,000

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging: 0.32%
Owens-Illinois Incorporated	7.80%	5-15-2018	$120,000	$130,800
Reynolds Group Holdings	5.75	10-15-2020	70,000	72,188

				202,988

Metals & Mining: 0.18%
Alcoa Incorporated	6.75	7-15-2018	60,000	64,800
Steel Dynamics Incorporated	6.13	8-15-2019	50,000	51,875

				116,675

Telecommunication Services: 0.52%

Diversified Telecommunication Services: 0.35%
Frontier Communications Corporation	8.13	10-1-2018	60,000	65,100
Hughes Satelite Systems Corporation	6.50	6-15-2019	75,000	80,438
SBA Communications Corporation	5.63	10-1-2019	80,000	82,900

				228,438

Wireless Telecommunication Services: 0.17%
T-Mobile USA Incorporated	6.25	4-1-2021	5,000	5,238
T-Mobile USA Incorporated	6.46	4-28-2019	100,000	101,688

				106,926

Utilities: 0.10%

Independent Power & Renewable Electricity Producers: 0.10%
NRG Energy Incorporated	7.63	1-15-2018	60,000	64,650

Total Corporate Bonds and Notes (Cost $6,659,854)				6,675,798

Loans: 3.55%

Consumer Discretionary: 0.66%

Auto Components: 0.15%
Allison Transmission Incorporated ±	3.50	8-23-2019	100,000	100,264

Media: 0.30%
Live Nation Entertainment Incorporated ±	3.50	8-16-2020	100,000	100,125
Virgin Media Investment Holdings Limited ±	3.65	6-30-2023	90,898	90,929

				191,054

Multiline Retail: 0.21%
Michaels Stores Incorporated ±	3.75	1-28-2020	132,944	133,110

Financials: 0.21%

Diversified Financial Services: 0.21%
Delos Finance SARL ±	3.50	3-6-2021	135,000	135,405

Health Care: 0.34%

Health Care Equipment & Supplies: 0.16%
Prestige Brands Incorporated ±%%<	0.00	9-3-2021	100,000	100,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	107

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services: 0.18%
Community Health Systems Incorporated ±	3.92%	12-31-2018	$118,263	$118,079

				118,079

Industrials: 1.02%

Aerospace & Defense: 0.19%
TransDigm Incorporated ±	3.75	2-28-2020	118,522	118,485

Airlines: 0.21%
Delta Air Lines Incorporated ±	0.03	8-24-2022	134,325	134,224

Commercial Services & Supplies: 0.62%
Hertz Corporation ±	3.00	3-11-2018	132,944	132,575
KAR Auction Services Incorporated ±	3.94	3-9-2021	133,082	133,525
ServiceMaster Company ±	4.25	7-1-2021	133,308	133,808

				399,908

Information Technology: 0.50%

Internet Software & Services: 0.10%
Zayo Group LLC ±	3.75	5-6-2021	62,460	62,518

IT Services: 0.16%
First Data Corporation ±	4.19	7-8-2022	100,000	100,208

Semiconductors & Semiconductor Equipment: 0.24%
Avago Technologies ±	4.25	2-1-2023	100,000	100,239
NXP Semiconductors NV ±	3.75	12-7-2020	53,454	53,602

				153,841

Materials: 0.41%

Chemicals: 0.20%
Ineos US Finance LLC ±	3.75	12-15-2020	132,973	131,810

Containers & Packaging: 0.21%
Berry Plastics Group Incorporated ±	3.50	2-8-2020	132,944	132,969

Telecommunication Services: 0.41%

Diversified Telecommunication Services: 0.41%
Level 3 Financing Incorporated ±	3.50	5-31-2022	135,000	134,943
West Corporation ±	3.25	6-30-2018	127,491	127,350

				262,293

Total Loans (Cost $2,267,585)				2,274,418

U.S. Treasury Securities: 65.19%
TIPS	0.13	4-15-2018	283,256	286,837
TIPS	0.13	4-15-2019	1,564,840	1,587,721
TIPS	0.13	4-15-2020	3,848,323	3,897,478
TIPS	0.13	4-15-2021	959,403	969,708
TIPS	0.13	1-15-2022	1,535,891	1,542,670

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
TIPS	0.13%	7-15-2022	$1,672,139	$1,682,807
TIPS	0.13	1-15-2023	1,738,128	1,733,964
TIPS	0.13	7-15-2024	1,885,170	1,872,185
TIPS	0.25	1-15-2025	1,558,153	1,553,020
TIPS	0.38	7-15-2023	1,723,957	1,755,047
TIPS	0.38	7-15-2025	1,812,274	1,831,388
TIPS	0.63	7-15-2021	1,415,603	1,470,586
TIPS	0.63	1-15-2024	1,750,055	1,803,011
TIPS	0.63	1-15-2026	1,968,939	2,032,955
TIPS	0.63	2-15-2043	569,586	526,414
TIPS	0.75	2-15-2042	848,245	808,671
TIPS	0.75	2-15-2045	1,172,899	1,113,980
TIPS	1.00	2-15-2046	472,289	483,309
TIPS	1.13	1-15-2021	1,322,455	1,398,238
TIPS	1.25	7-15-2020	1,266,453	1,348,310
TIPS	1.38	7-15-2018	1,065,505	1,115,784
TIPS	1.38	1-15-2020	704,633	746,673
TIPS	1.38	2-15-2044	883,710	971,678
TIPS	1.63	1-15-2018	312,546	324,470
TIPS	1.75	1-15-2028	676,235	774,069
TIPS	1.88	7-15-2019	524,106	564,124
TIPS	2.00	1-15-2026	719,778	831,625
TIPS	2.13	1-15-2019	460,231	492,094
TIPS	2.13	2-15-2040	385,560	484,239
TIPS	2.13	2-15-2041	380,541	481,771
TIPS	2.38	1-15-2025	1,149,467	1,351,386
TIPS	2.38	1-15-2027	649,369	781,584
TIPS	2.50	1-15-2029	659,849	817,749
TIPS	2.63	7-15-2017	206,786	215,870
TIPS	3.38	4-15-2032	201,210	287,020
TIPS	3.63	4-15-2028	713,973	969,572
TIPS	3.88	4-15-2029	622,791	878,784

Total U.S. Treasury Securities (Cost $40,364,353)				41,786,791

Yankee Corporate Bonds and Notes: 1.21%

Consumer Discretionary: 0.32%

Auto Components: 0.16%
Schaeffler Holding Finance BV 144A	6.25	11-15-2019	100,000	104,500

Automobiles: 0.16%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	100,000	102,750

Consumer Staples: 0.16%

Food & Staples Retailing: 0.16%
Tesco plc 144A	5.50	11-15-2017	100,000	104,652

Financials: 0.26%

Banks: 0.26%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	80,000	83,200

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	109

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Royal Bank of Scotland Group plc	4.70%	7-3-2018	$80,000	$82,507

				165,707

Health Care: 0.15%

Pharmaceuticals: 0.15%
Mallinckrodt International Finance SA	3.50	4-15-2018	100,000	97,250

Information Technology: 0.17%

Communications Equipment: 0.17%
Nokia Corporation	5.38	5-15-2019	100,000	106,600

Materials: 0.15%

Containers & Packaging: 0.15%
Ardagh Packaging Finance plc 144A±	3.63	12-15-2019	95,000	95,238

Total Yankee Corporate Bonds and Notes (Cost $774,066)				776,697

	Yield		Shares
Short-Term Investments: 1.04%

Investment Companies: 0.96%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.23		618,330	618,330

			Principal

U.S. Treasury Securities: 0.08%
U.S. Treasury Bill (z)#	0.30	6-16-2016	$50,000	49,997

Total Short-Term Investments (Cost $668,323)				668,327

Total investments in securities (Cost $60,745,018) *	98.33%	63,029,974
Other assets and liabilities, net	1.67	1,067,907

Total net assets	100.00%	$64,097,881

†	Non-income-earning security

(i)	Illiquid security for which the designation as illiquid is unaudited.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is issued on a when-issued basis.

±	Variable rate investment. The rate shown is the rate in effect at period end.

<	All or a portion of the position represents an unfunded loan commitment.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities and/or unfunded loans.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $60,839,053 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,850,475
Gross unrealized losses	(659,554)

Net unrealized gains	$2,190,921

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 23.33%
FHLMC	6.00%	7-1-2017	$6,356	$6,412
FHLMC	7.50	7-17-2017	8,298	8,364
FHLMC Series T-54 Class 4A ±	3.14	2-25-2043	415,626	438,143
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	518,364	621,624
FHLMC Series T-63 Class 1A1 ±	1.58	2-25-2045	358,728	360,705
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	383,901	456,802
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	578,557	644,152
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	644,577	771,594
FNMA ±	1.58	10-1-2034	196,179	199,964
FNMA ±	1.58	4-1-2044	152,455	155,324
FNMA ±	1.58	10-1-2044	207,364	211,366
FNMA ±	1.72	7-1-2017	61	61
FNMA ±	1.84	4-1-2037	237,977	245,337
FNMA ±	1.87	9-1-2033	115,950	119,870
FNMA ±	1.91	4-1-2034	271,239	285,902
FNMA ±	1.92	10-1-2033	304,047	315,239
FNMA ±	2.06	6-1-2033	279,113	293,232
FNMA ±	2.16	8-1-2035	241,485	253,645
FNMA ±	2.20	12-1-2033	250,884	263,025
FNMA ±	2.29	1-1-2036	187,181	195,330
FNMA ±	2.34	7-1-2035	180,369	190,071
FNMA ±	2.46	6-1-2033	200,430	206,150
FNMA	5.50	2-1-2017	12,484	12,589
FNMA Series 2003-W4 Class 3A ±	6.44	10-25-2042	237,132	271,650
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	170,650	198,744
FNMA Series 2007-88 Class HC ±	2.59	9-25-2037	207,716	220,182
HUD	0.83	8-1-2016	150,000	150,066

Total Agency Securities (Cost $6,627,572)				7,095,543

Asset-Backed Securities: 26.77%
Ally Auto Receivables Trust Series 2013-2 Class A3	0.79	1-15-2018	26,907	26,898
Ally Auto Receivables Trust Series 2014-SN1 Class A3	0.75	2-21-2017	824	823
Ally Auto Receivables Trust Series 2014-SN2 Class A2B ±	0.74	3-20-2017	9,568	9,567
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92	2-15-2018	92,514	92,484
Ally Auto Receivables Trust Series 2016-1 Class A2A	1.20	8-15-2018	140,000	140,113
Ally Auto Receivables Trust Series 2016-2 Class A2	1.17	10-15-2018	140,000	140,054
Ally Auto Receivables Trust Series 2016-3 Class A2	1.19	12-17-2018	150,000	149,998
American Express Credit Account Master Trust Series 2014-4 Class A	1.43	6-15-2020	130,000	130,551
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3	0.90	9-10-2018	32,771	32,764
AmeriCredit Automobile Receivables Trust Series 2014-1 Class A3	0.90	2-8-2019	54,456	54,422
AmeriCredit Automobile Receivables Trust Series 2014-4 Class A3	1.27	7-8-2019	125,000	124,951
AmeriCredit Automobile Receivables Trust Series 2015-2 Class A3	1.27	1-8-2020	135,000	134,827
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A2 ±	1.19	6-10-2019	140,000	140,216
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2A	1.42	10-8-2019	140,000	139,923
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	114,639	114,556
Bank of the West Auto Trust Series 2015-1 Class A2 144A±	0.78	4-16-2018	55,217	55,194
BMW Vehicle Lease Trust Series 2014-1 Class A3	0.73	2-21-2017	27,406	27,397
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	150,000	150,271
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	130,000	130,057
Capital Auto Receivables Asset Trust Series 2015-2 Class A1B ±	0.84	10-20-2017	150,000	149,887

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	111

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Capital Auto Receivables Asset Trust Series 2016-1 Class A2B ±	1.14%	11-20-2018	$75,000	$75,121
Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2	1.26	1-15-2020	100,000	100,184
CarMax Auto Owner Trust Series 2014-1 Class A3	0.79	10-15-2018	64,197	64,064
CarMax Auto Owner Trust Series 2015-1 Class A3	1.38	11-15-2019	130,000	130,294
CarMax Auto Owner Trust Series 2015-3 Class A2B ±	0.88	11-15-2018	111,109	111,231
CarMax Auto Owner Trust Series 2016-1 Class A2	1.30	4-15-2019	140,000	140,236
CarMax Auto Owner Trust Series 2016-2 Class A2A	1.24	6-17-2019	150,000	149,833
Chase Issuance Trust Series 2014-A6 Class A6	1.26	7-15-2019	120,000	120,267
Chrysler Capital Auto Receivables Trust Series 2014-AA Class A3 144A	0.83	9-17-2018	27,339	27,326
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	55,020	54,945
College Loan Corporation Trust Series 2004-1 Class A4 ±	0.83	4-25-2024	103,057	101,488
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	34,255	34,235
Fifth Third Auto Trust Series 2014-2 Class A3	0.89	11-15-2018	97,525	97,506
Ford Credit Auto Owner Trust Series 2014-A Class A3	0.79	5-15-2018	87,813	87,764
Ford Credit Auto Owner Trust Series 2014-B Class A3	0.90	10-15-2018	83,179	83,153
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	250,000	250,030
Ford Credit Auto Owner Trust Series 2016-A Class A2 ±	0.83	12-15-2018	140,000	140,191
Ford Credit Auto Owner Trust Series 2016-B Class A2A	1.08	3-15-2019	150,000	149,958
GE Equipment Small Ticket LLC Series 2014-1A Class A3 144A	0.95	9-25-2017	58,190	58,127
GM Financial Automobile Lease Series 2014-1A Class A3 144A	1.01	5-22-2017	39,551	39,548
GM Financial Automobile Lease Series 2016-1A Class A2	1.30	7-20-2018	140,000	139,907
GM Financial Automobile Lease Series 2016-2 Class A2A	1.28	10-22-2018	160,000	159,689
GSAMP Trust Series 2005-SEA2 Class A1 144A±	0.80	1-25-2045	138,887	137,356
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67	11-21-2017	52,813	52,776
Honda Auto Receivables Owner Trust Series 2014-4 Class A3	0.99	9-17-2018	95,356	95,348
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	123,122	123,122
Honda Auto Receivables Owner Trust Series 2016-2 A2	1.13	9-15-2018	150,000	149,995
Hyundai Auto Lease Securitization Trust Series 2015-A Class A3 144A	1.42	9-17-2018	130,000	130,213
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3 144A	1.40	11-15-2018	140,000	140,239
Hyundai Auto Lease Securitization Trust Series 2016-A Class A2 144A	1.33	7-16-2018	140,000	140,088
Hyundai Auto Lease Securitization Trust Series 2016-B Class A2A 144A	1.24	11-15-2018	150,000	149,995
Hyundai Auto Receivables Trust Series 2014-A Class A3	0.79	7-16-2018	51,917	51,883
Hyundai Auto Receivables Trust Series 2015-A Class A3	1.05	4-15-2019	130,000	129,996
Hyundai Auto Receivables Trust Series 2016-A Class A2	1.21	6-17-2019	130,000	130,007
John Deere Owner Trust Series 2014-A Class A3	0.92	4-16-2018	63,999	63,974
John Deere Owner Trust Series 2015-A Class A3	1.32	6-17-2019	130,000	130,181
Mercedes Benz Auto Lease Trust Series 2016-A Class A2A	1.34	7-16-2018	75,000	75,127
Mercedes Benz Auto Receivables Trust Series 2015-1 Class A2B ±	0.70	6-15-2018	99,802	99,815
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3	1.10	8-15-2017	130,000	130,068
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	54,334	54,252
Nissan Auto Receivables Owner Trust Series 2014-B Class A3	1.11	5-15-2019	130,000	130,077
Nissan Auto Receivables Owner Trust Series 2015-A Class A3	1.05	10-15-2019	135,000	134,898
Nissan Auto Receivables Owner Trust Series 2015-B Class A2B ±	0.71	7-16-2018	105,555	105,625
Nissan Auto Receivables Owner Trust Series 2016-A Class A2A	1.22	8-15-2018	150,000	149,893
Santander Drive Auto Receivables Trust Series 2015-3 Class A2A	1.02	9-17-2018	57,853	57,828
Santander Drive Auto Receivables Trust Series 2015-4 Class A2B ±	1.13	12-17-2018	78,958	79,030
Santander Drive Auto Receivables Trust Series 2016-2 Class A2A	1.38	7-15-2019	150,000	149,891
SunTrust Auto Receivables Trust Series 2015-1A Class A2 144A	0.99	6-15-2018	84,283	84,285
Toyota Auto Receivables Owner Trust 2016-B Class A2A	1.02	10-15-2018	180,000	179,866
Toyota Auto Receivables Owner Trust Series 2014-A Class A3	0.67	12-15-2017	51,039	50,993

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Toyota Auto Receivables Owner Trust Series 2014-B Class A3	0.76%	3-15-2018	$77,492	$77,439
Toyota Auto Receivables Owner Trust Series 2015-B Class A2B ±	0.64	11-15-2017	89,223	89,246
Toyota Auto Receivables Owner Trust Series 2015-C Class A2B ±	0.76	2-15-2018	101,333	101,382
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	37,965	37,959
Volkswagen Auto Lease Trust Series 2015-A Class A3	1.25	12-20-2017	130,000	129,612
Volvo Financial Equipment LLC Series 2014-1A Class A3 144A	0.82	4-16-2018	65,828	65,685
Volvo Financial Equipment LLC Series 2015-1A Class A3 144A	1.51	6-17-2019	150,000	149,907
World Omni Auto Receivables Trust Series 2015-B	0.96	7-15-2019	123,812	123,575

Total Asset-Backed Securities (Cost $8,143,016)				8,141,676

Corporate Bonds and Notes: 26.49%

Consumer Discretionary: 1.10%

Automobiles: 0.33%
American Honda Finance Corporation ±	1.48	2-22-2019	50,000	50,520
Hyundai Capital America 144A	1.45	2-6-2017	50,000	49,987

				100,507

Hotels, Restaurants & Leisure: 0.24%
McDonald’s Corporation	5.80	10-15-2017	70,000	74,309

Specialty Retail: 0.53%
Lowe’s Companies Incorporated	1.63	4-15-2017	160,000	160,855

Consumer Staples: 2.35%

Beverages: 1.09%
Anheuser-Busch InBev NV Companies Incorporated	1.38	7-15-2017	140,000	140,354
Brown Forman Corporation	1.00	1-15-2018	100,000	99,536
PepsiCo Incorporated ±	0.88	7-17-2017	90,000	90,134

				330,024

Food Products: 1.26%
Cargill Incorporated 144A	1.90	3-1-2017	114,000	114,773
Diageo Capital plc	1.50	5-11-2017	90,000	90,321
General Mills Incorporated	5.70	2-15-2017	85,000	87,825
Kraft Heinz Company 144A	1.60	6-30-2017	90,000	90,332

				383,251

Energy: 1.19%

Oil, Gas & Consumable Fuels: 1.19%
Chevron Corporation ±	0.75	2-22-2017	110,000	109,940
Chevron Corporation ±	1.13	5-16-2018	60,000	60,070
Chevron Corporation	1.34	11-9-2017	30,000	30,077
Exxon Mobil Corporation ±	1.23	2-28-2018	90,000	90,747
Marathon Oil Corporation	6.00	10-1-2017	70,000	72,066

				362,900

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	113

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 10.21%

Banks: 3.33%
Bank of America Corporation	2.00%	1-11-2018	$50,000	$50,185
Bank of America Corporation	3.88	3-22-2017	70,000	71,423
Berkshire Hathaway Finance Corporation ±	1.32	3-15-2019	100,000	100,879
Branch Banking & Trust Company ±	0.95	9-13-2016	250,000	250,080
Citigroup Incorporated	1.80	2-5-2018	150,000	150,162
Citigroup Incorporated	1.85	11-24-2017	40,000	40,105
HSBC USA Incorporated ±	1.40	8-7-2018	110,000	109,581
JPMorgan Chase & Company	3.15	7-5-2016	120,000	120,249
JPMorgan Chase & Company	6.00	1-15-2018	60,000	64,167
US Bancorp ±	1.12	11-15-2018	55,000	54,949

				1,011,780

Capital Markets: 1.99%
Bank of New York Mellon Corporation ±	1.50	8-17-2020	90,000	89,715
Charles Schwab Corporation	2.20	7-25-2018	90,000	91,079
Goldman Sachs Group Incorporated ±	1.68	4-25-2019	70,000	70,211
Goldman Sachs Group Incorporated	2.38	1-22-2018	40,000	40,430
Goldman Sachs Group Incorporated	5.95	1-18-2018	50,000	53,331
Morgan Stanley	4.75	3-22-2017	50,000	51,384
Morgan Stanley	5.55	4-27-2017	115,000	119,445
State Street Corporation ±	1.53	8-18-2020	90,000	90,269

				605,864

Consumer Finance: 2.54%
American Honda Finance Corporation	0.95	5-5-2017	60,000	60,014
American Honda Finance Corporation	1.55	12-11-2017	30,000	30,156
BMW Bank North America	0.70	7-18-2016	245,000	245,112
Caterpillar Financial Service	1.80	11-13-2018	90,000	91,187
Daimler Finance North America LLC 144A	2.63	9-15-2016	150,000	150,700
John Deere Capital Corporation ±	1.20	1-8-2019	75,000	75,401
Toyota Motor Credit Corporation	2.05	1-12-2017	120,000	120,832

				773,402

Diversified Financial Services: 0.61%
AIG Global Funding 144A	1.65	12-15-2017	100,000	100,222
General Electric Capital Corporation	5.63	9-15-2017	80,000	84,605

				184,827

Insurance: 0.76%
Marsh & McLennan Company Incorporated	2.55	10-15-2018	54,000	54,922
New York Life Global Funding 144A	1.55	11-2-2018	70,000	70,253
Travelers Company Incorporated	5.80	5-15-2018	97,000	105,152

				230,327

REITs: 0.98%
AvalonBay Communities Incorporated	5.70	3-15-2017	80,000	82,561
Boston Properties LP	3.70	11-15-2018	90,000	93,977

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
ERP Operating LP	5.75%	6-15-2017	$30,000	$31,348
Simon Property Group LP	2.15	9-15-2017	90,000	90,845

				298,731

Health Care: 1.90%

Biotechnology: 0.22%
AbbVie Incorporated	1.80	5-14-2018	65,000	65,117

Health Care Equipment & Supplies: 0.46%
Becton Dickinson & Company	1.80	12-15-2017	50,000	50,206
Medtronic pIc ±	1.43	3-15-2020	90,000	90,916

				141,122

Health Care Providers & Services: 0.63%
Cardinal Health Incorporated	1.90	6-15-2017	90,000	90,526
UnitedHealth Group Incorporated	1.45	7-17-2017	70,000	70,300
UnitedHealth Group Incorporated	1.70	2-15-2019	30,000	30,186

				191,012

Pharmaceuticals: 0.59%
Johnson & Johnson ±	0.91	3-1-2019	90,000	90,172
Merck & Company Incorporated ±	0.75	2-10-2017	90,000	90,021

				180,193

Industrials: 2.29%

Aerospace & Defense: 0.40%
Lockheed Martin Corporation	1.85	11-23-2018	30,000	30,266
Northrop Grumman Corporation	1.75	6-1-2018	90,000	90,141

				120,407

Commercial Services & Supplies: 0.26%
Cintas Corporation No. 2	2.85	6-1-2016	80,000	80,000

Electrical Equipment: 0.56%
ABB Treasury Center USA Incorporated 144A	2.50	6-15-2016	90,000	90,056
Eaton Corporation	1.50	11-2-2017	80,000	80,166

				170,222

Industrial Conglomerates: 0.16%
Roper Industries Incorporated	1.85	11-15-2017	50,000	50,110

Machinery: 0.32%
Parker Hannifin Corporation	5.50	5-15-2018	90,000	97,338

Road & Rail: 0.59%
Burlington Northern Santa Fe LLC	5.65	5-1-2017	80,000	83,374
Union Pacific Corporation	5.75	11-15-2017	90,000	95,910

				179,284

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	115

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 1.58%

Communications Equipment: 0.39%
Cisco Systems Incorporated ±	0.94%	6-15-2018	$90,000	$90,154
Cisco Systems Incorporated ±	1.25	2-21-2018	30,000	30,208

				120,362

IT Services: 0.16%
Visa Incorporated	1.20	12-14-2017	50,000	50,145

Software: 0.30%
Oracle Corporation ±	0.83	7-7-2017	90,000	90,158

Technology Hardware, Storage & Peripherals: 0.73%
Apple Incorporated	0.90	5-12-2017	90,000	90,104
Apple Incorporated	1.70	2-22-2019	30,000	30,278
HP Enterprise Company 144A	2.45	10-5-2017	100,000	100,875

				221,257

Materials: 0.89%

Chemicals: 0.89%
Ecolab Incorporated	3.00	12-8-2016	90,000	90,928
Praxair Incorporated	1.05	11-7-2017	90,000	89,818
Sherwin-Williams Company	1.35	12-15-2017	90,000	90,019

				270,765

Telecommunication Services: 0.73%

Diversified Telecommunication Services: 0.73%
AT&T Incorporated	1.60	2-15-2017	90,000	90,316
Verizon Communications Incorporated	1.35	6-9-2017	130,000	130,392

				220,708

Utilities: 4.25%

Electric Utilities: 2.91%
Alabama Power Company Series Q	5.50	10-15-2017	90,000	94,834
Commonwealth Edison Company	5.95	8-15-2016	120,000	121,249
Connecticut Light & Power	5.38	3-1-2017	75,000	77,359
Florida Power & Light Company	5.55	11-1-2017	115,000	121,779
Florida Power & Light Company	5.80	9-15-2017	80,000	84,540
Public Service Colorado 1st Mortgage	5.80	8-1-2018	39,000	42,578
Southern California Edison Company	1.13	5-1-2017	90,000	90,149
Union Electric Company	6.40	6-15-2017	120,000	126,541
Westar Energy Incorporated	5.15	1-1-2017	75,000	76,481
Xcel Energy Incorporated	1.20	6-1-2017	50,000	49,945

				885,455

Gas Utilities: 0.30%
Southern California Gas Company	5.45	4-15-2018	85,000	90,810

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Allocation Funds	Portfolio of investments—May 31, 2016

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities: 1.04%
Consumers Energy Company	5.15%	2-15-2017	$130,000	$133,910
Entergy Mississippi Incorporated	3.25	6-1-2016	80,000	80,000
Peco Energy Company	5.35	3-1-2018	96,000	102,597

				316,507

Total Corporate Bonds and Notes (Cost $8,038,308)				8,057,749

Municipal Obligations: 0.92%

Arizona: 0.23%
Arizona School Facilities Board Certificate of Participation Series A-3 (Miscellaneous Revenue)	0.95	9-1-2016	70,000	70,008

Michigan: 0.20%
Chippewa Valley MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	1.18	5-1-2017	60,000	60,226

Minnesota: 0.10%
Saint Paul MN Housing & RDA HealthPartners Obligated Group Series B (Health Revenue)	1.04	7-1-2016	30,000	30,005

North Carolina: 0.39%
North Carolina Education Assistance Authority Student Loan Notes Series 2011-1 Tranche A-2 (Education Revenue) ±	1.54	1-26-2026	118,723	118,519

Total Municipal Obligations (Cost $278,623)				278,758

Non-Agency Mortgage-Backed Securities: 6.55%
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW16 Class A1A ±	5.72	6-11-2040	86,357	89,258
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.65	6-11-2050	124,107	128,762
CGGS Commercial Mortgage Trust Series 2016 144A±	2.08	2-15-2033	130,000	130,938
CIT Education Loan Trust Series 2005-1 Class A3 ±	0.75	3-15-2026	63,901	63,281
CNH Equipment Trust Series 2014-B Class A3	0.91	5-15-2019	76,630	76,546
CNH Equipment Trust Series 2015 Class A2B ±	0.90	12-17-2018	134,312	134,434
CNH Equipment Trust Series 2016-B Class A2A (a)	1.31	10-15-2019	150,000	150,058
Commercial Mortgage Trust Pass-Through Certificates Series 2007-C9 Class A4 ±	5.81	12-10-2049	127,339	131,741
Dell Equipment Finance Trust Series 2015-1 Class A2 144A	1.01	7-24-2017	86,863	86,830
GAHR Commercial Mortgage Trust Series 2015 Class AFL1 144A±	1.73	12-15-2016	138,717	138,806
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	92,917	94,574
MMAF Equipment Finance LLC Series 2016-A Class A2 144A	1.39	12-17-2018	150,000	149,900
Morgan Stanley Capital I Series 2007-T27 Class A4 ±	5.64	6-11-2042	121,607	125,980
SCG Trust Series 2013-SRP1 Class A 144A±	1.83	11-15-2026	140,000	139,750
SLMA Series 2006-1 Class A5 ±	0.75	7-26-2021	135,000	134,119
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	124,536	123,245
Towd Point Mortgage Trust Series 2015-6 Class A1 144A±(a)	3.50	4-25-2055	92,048	93,986

Total Non-Agency Mortgage-Backed Securities (Cost $2,001,056)				1,992,208

U.S. Treasury Securities: 12.89%
U.S. Treasury Note	0.63	7-31-2017	300,000	299,437
U.S. Treasury Note	0.63	9-30-2017	1,350,000	1,346,783
U.S. Treasury Note	0.75	2-28-2018	875,000	873,223
U.S. Treasury Note	0.88	7-15-2017	1,400,000	1,401,477

Total U.S. Treasury Securities (Cost $3,919,962)				3,920,920

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—May 31, 2016	Wells Fargo Allocation Funds	117

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 1.70%

Energy: 0.30%

Oil, Gas & Consumable Fuels: 0.30%
Shell International Finance Company ±	0.95%	5-10-2017	$90,000	$90,096

Financials: 0.92%

Banks: 0.59%
Bank of Nova Scotia ±	1.10	6-11-2018	90,000	89,815
Toronto Dominion Bank ±	1.18	7-23-2018	90,000	89,992

				179,807

Diversified Financial Services: 0.33%
ConocoPhillips Canada Funding Company	5.63	10-15-2016	100,000	101,611

Industrials: 0.48%

Road & Rail: 0.48%
Canadian National Railway Company	1.45	12-15-2016	90,000	90,251
Canadian National Railway Company	5.80	6-1-2016	57,000	57,000

				147,251

Total Yankee Corporate Bonds and Notes (Cost $519,012)				518,765

	Yield		Shares
Short-Term Investments: 1.04%

Investment Companies: 1.04%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.41		317,146	317,146

Total Short-Term Investments (Cost $317,146)				317,146

Total investments in securities (Cost $29,844,695) *	99.69%	30,322,765
Other assets and liabilities, net	0.31	95,436

Total net assets	100.00%	$30,418,201

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $29,844,695 and unrealized gains (losses) consists of:

Gross unrealized gains	$510,739
Gross unrealized losses	(32,669)

Net unrealized gains	$478,070

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Allocation Funds	Statements of assets and liabilities—May 31, 2016

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$278,436,916	$113,251,607
In affiliated securities, at value (see cost below)	26,317,459	5,231,602

Total investments, at value (see cost below)	304,754,375	118,483,209
Cash	17,670	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	259,153	922,481
Receivable for dividends	554,970	120,029
Receivable for securities lending income	3,494	1,484
Prepaid expenses and other assets	592	330

Total assets	305,590,254	119,527,533

Liabilities
Payable for investments purchased	0	591,975
Payable upon receipt of securities loaned	12,454,900	3,113,406
Payable for daily variation margin on open futures contracts	0	0
Due to custodian bank	0	0
Advisory fee payable	159,438	47,773
Accrued expenses and other liabilities	11,627	15,903

Total liabilities	12,625,965	3,769,057

Total net assets	$292,964,289	$115,758,476

Investments in unaffiliated securities (including securities on loan), at cost	$210,754,976	$76,805,738

Investments in affiliated securities, at cost	$26,317,459	$5,231,602

Total investments, at cost	$237,072,435	$82,037,340

Securities on loan, at value	$12,216,762	$3,056,884

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—May 31, 2016	Wells Fargo Allocation Funds	119

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$881,803,132	$2,280,382,178	$139,081,211	$493,603,692	$77,925,106	$1,165,439,366	$213,456,058
107,801,958	67,271,596	12,373,217	16,847,390	2,883,174	191,548,024	10,841,628

989,605,090	2,347,653,774	151,454,428	510,451,082	80,808,280	1,356,987,390	224,297,686
0	22,803	0	0	9,201	0	0
0	0	293,888	8,634,767	0	0	0
2,761,183	1,362,819	866,987	33,527	699,380	7,015,660	4,010,253
59,172	5,412,117	417,958	3,701,260	198,742	442,558	189,778
149,480	6,050	53,622	232,005	3,040	204,650	20,988
625	1,706	797	494	538	5,660	615

992,575,550	2,354,459,269	153,087,680	523,053,135	81,719,181	1,364,655,918	228,519,320

642,370	1,078,571	1,738,254	0	796,799	15,415,653	4,829,981
92,823,723	12,693,253	2,506,158	14,316,539	1,759,295	151,177,536	5,965,825
0	36,000	0	0	0	0	0
0	0	328,836	0	0	682,735	0
581,155	167,698	106,110	361,069	40,657	771,774	143,912
40,637	71,289	31,707	56,557	7,600	11,780	9,832

94,087,885	14,046,811	4,711,065	14,734,165	2,604,351	168,059,478	10,949,550

$898,487,665	$2,340,412,458	$148,376,615	$508,318,970	$79,114,830	$1,196,596,440	$217,569,770

$694,969,727	$1,093,021,946	$123,433,617	$550,701,975	$66,303,876	$1,086,280,944	$191,380,274

$107,801,958	$53,161,799	$12,373,217	$16,847,390	$2,883,174	$191,548,024	$10,841,628

$802,771,685	$1,146,183,745	$135,806,834	$567,549,365	$69,187,050	$1,277,828,968	$202,221,902

$91,305,713	$12,474,646	$2,382,463	$13,468,272	$1,690,157	$149,147,065	$5,896,435

$0	$0	$296,547	$8,869,296	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Allocation Funds	Statements of assets and liabilities—May 31, 2016

	Core Bond Portfolio	Managed Fixed Income Portfolio

Assets
Investments
In unaffiliated securities, at value (see cost below)	$4,530,168,228	$124,072,455
In affiliated securities, at value (see cost below)	198,368,365	4,394,097

Total investments, at value (see cost below)	4,728,536,593	128,466,552
Cash	7,419	7,006
Segregated cash	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	1,149,740,110	0
Principal paydown receivable	143,538	0
Receivable for dividends and interest	17,908,065	940,980
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	5,040	372
Prepaid expenses and other assets	28,457	1,533

Total assets	5,896,369,222	129,416,443

Liabilities
Payable for investments purchased	1,554,183,980	2,478,918
Payable upon receipt of securities loaned	0	143,100
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	1,244,119	33,208
Shareholder report expenses payable	1,507	2,570
Custodian and accounting fees payable	57,367	4,668
Accrued expenses and other liabilities	47,191	249

Total liabilities	1,555,534,164	2,662,713

Total net assets	$4,340,835,058	$126,753,730

Investments in unaffiliated securities, at cost	$4,493,188,530	$120,537,981

Investments in affiliated securities, at cost	$198,368,365	$4,394,097

Total investments, at cost	$4,691,556,895	$124,932,078

Securities on loan, at value	$0	$140,535

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—May 31, 2016	Wells Fargo Allocation Funds	121

Real Return Portfolio	Stable Income Portfolio

$62,411,644	$30,005,619
618,330	317,146

63,029,974	30,322,765
0	0
0	12,274
21,680	0
1,190,800	0
0	0
263,082	92,033
31	0
2,930	15
206	324

64,508,703	30,427,411

388,377	0
0	0
1,203	117
15,974	1,921
2,654	4,124
1,809	1,966
805	1,082

410,822	9,210

$64,097,881	$30,418,201

$60,126,688	$29,527,549

$618,330	$317,146

$60,745,018	$29,844,695

$0	$0

$21,777	$0

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Allocation Funds	Statements of operations—year ended May 31, 2016

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends*	$6,182,005	$1,033,489
Income from affiliated securities	30,399	6,535
Securities lending income, net	20,442	11,053
Interest	0	0

Total investment income	6,232,846	1,051,077

Expenses
Advisory fee	2,013,954	747,058
Custody and accounting fees	23,584	23,283
Professional fees	44,260	48,177
Shareholder report expenses	1,061	2,050
Trustees’ fees and expenses	12,601	19,695
Other fees and expenses	9,104	13,402

Total expenses	2,104,564	853,665
Less: Fee waivers and/or expense reimbursements	0	(138,673)

Net expenses	2,104,564	714,992

Net investment income (loss)	4,128,282	336,085

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	14,000,084	5,117,947
Affiliated securities	0	0
Futures transactions	0	0

Net realized gain (losses) on investments	14,000,084	5,117,947

Net change in unrealized gains (losses) on:
Unaffiliated securities	(18,760,215)	(7,846,480)
Affiiliated securities	0	0
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	(18,760,215)	(7,846,480)

Net realized and unrealized gains (losses) on investments	(4,760,131)	(2,728,533)

Net increase (decrease) in net assets resulting from operations	$(631,849)	$(2,392,448)

* Net of foreign dividend withholding taxes in the amount of	$38,949	$2,403

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended May 31, 2016	Wells Fargo Allocation Funds	123

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$1,009,155	$53,355,178	$3,063,804	$16,120,553	$1,726,450	$4,949,491	$2,915,555
44,350	1,008,833	19,787	11,579	5,223	143,025	17,302
2,887,743	137,335	126,956	723,831	38,150	2,906,307	102,931
0	1,715	0	0	0	0	0

3,941,248	54,503,061	3,210,547	16,855,963	1,769,823	7,998,823	3,035,788

7,746,284	2,086,232	1,270,909	4,189,538	504,535	8,131,574	1,655,212
59,221	144,630	86,894	187,952	10,912	68,505	22,717
46,987	60,723	57,356	60,833	46,940	48,594	46,658
4,524	7,122	1,429	2,646	1,125	1,984	2,789
12,250	9,545	16,976	11,965	15,565	11,943	12,045
34,034	264,943	48,726	53,937	14,613	25,031	9,443

7,903,300	2,573,195	1,482,290	4,506,871	593,690	8,287,631	1,748,864
0	(11,554)	0	0	(20,538)	0	0

7,903,300	2,561,641	1,482,290	4,506,871	573,152	8,287,631	1,748,864

(3,962,052)	51,941,420	1,728,257	12,349,092	1,196,671	(288,808)	1,286,924

18,746,231	153,490,597	(1,635,815)	(1,517,228)	(1,089,821)	(95,998,247)	12,552,384
0	1,980,988	0	0	0	0	0
0	(1,069,185)	0	0	0	0	0

18,746,231	154,402,400	(1,635,815)	(1,517,228)	(1,089,821)	(95,998,247)	12,552,384

(175,228,106)	(175,233,159)	(20,243,476)	(73,474,825)	(3,378,107)	(55,183,521)	(24,625,962)
0	(5,340,034)	0	0	0	0	0
0	950,920	0	0	0	0	0

(175,228,106)	(179,622,273)	(20,243,476)	(73,474,825)	(3,378,107)	(55,183,521)	(24,625,962)

(156,481,875)	(25,219,873)	(21,879,291)	(74,992,053)	(4,467,928)	(151,181,768)	(12,073,578)

$(160,443,927)	$26,721,547	$(20,151,034)	$(62,642,961)	$(3,271,257)	$(151,470,576)	$(10,786,654)

$0	$26,513	$278,962	$2,059,737	$882	$10,989	$0

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Allocation Funds	Statements of operations—year ended May 31, 2016

	Core Bond Portfolio	Managed Fixed Income Portfolio

Investment income
Interest*	$84,398,045	$4,235,725
Income from affiliated securities	558,083	8,545
Securities lending income, net	140,636	2,790
Dividends**	0	0

Total investment income	85,096,764	4,247,060

Expenses
Advisory fee	13,642,706	483,661
Custody and accounting fees	207,548	16,323
Professional fees	78,405	56,291
Shareholder report expenses	4,066	2,616
Trustees’ fees and expenses	11,445	14,388
Other fees and expenses	23,050	7,353

Total expenses	13,967,220	580,632
Less: Fee waivers and/or expense reimbursements	(517,427)	(110,513)

Net expenses	13,449,793	470,119

Net investment income	71,646,971	3,776,941

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	33,934,338	1,250,302
Futures transactions	0	0
TBA sale commitments	(189,467)	0

Net realized gain (losses) on investments	33,744,871	1,250,302

Net change in unrealized gains (losses) on:
Unaffiliated securities	4,164,647	(257,799)
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	4,164,647	(257,799)

Net realized and unrealized gains (losses) on investments	37,909,518	992,503

Net increase in net assets resulting from operations	$109,556,489	$4,769,444

* Net of foreign interest withholding taxes in the amount of	$0	$25
** Net of foreign dividend withholding taxes in the amount of	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended May 31, 2016	Wells Fargo Allocation Funds	125

Real Return Portfolio	Stable Income Portfolio

$816,658	$449,902
1,913	2,017
11,283	256
223,749	0

1,053,603	452,175

222,726	83,551
12,881	9,872
45,224	53,826
1,435	1,080
18,201	17,918
8,575	5,937

309,042	172,184
(64,822)	(59,251)

244,220	112,933

809,383	339,242

(74,459)	2,319
(57,211)	(30,710)
0	0

(131,670)	(28,391)

490,429	(86,200)
(5,454)	3,799

484,975	(82,401)

353,305	(110,792)

$1,162,688	$228,450

$0	$0
$12,907	$0

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Allocation Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Year ended May 31, 2016	Year ended May 31, 2015

Operations
Net investment income	$4,128,282	$3,962,347
Net realized gains on investments	14,000,084	41,880,494
Net change in unrealized gains (losses) on investments	(18,760,215)	(13,267,776)

Net increase (decrease) in net assets resulting from operations	(631,849)	32,575,065

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	38,393,377	32,358,693
Withdrawals	(80,332,043)	(46,347,409)

Net decrease in net assets resulting from capital share transactions	(41,938,666)	(13,988,716)

Total increase (decrease) in net assets	(42,570,515)	18,586,349

Net assets
Beginning of period	335,534,804	316,948,455

End of period	$292,964,289	$335,534,804

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	127

	Diversified Large Cap Growth Portfolio
	Year ended May 31, 2016	Year ended May 31, 2015

Operations
Net investment income	$336,085	$378,418
Net realized gains on investments	5,117,947	13,356,513
Net change in unrealized gains (losses) on investments	(7,846,480)	2,762,375

Net increase (decrease) in net assets resulting from operations	(2,392,448)	16,497,306

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	7,089,759	1,385,145
Withdrawals	(12,268,696)	(38,000,934)

Net decrease in net assets resulting from capital share transactions	(5,178,937)	(36,615,789)

Total decrease in net assets	(7,571,385)	(20,118,483)

Net assets
Beginning of period	123,329,861	143,448,344

End of period	$115,758,476	$123,329,861

The accompanying notes are an integral part of these financial statements.

128	Wells Fargo Allocation Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Year ended May 31, 2016	Year ended May 31, 2015

Operations
Net investment loss	$(3,962,052)	$(7,075,125)
Net realized gains on investments	18,746,231	124,199,895
Net change in unrealized gains (losses) on investments	(175,228,106)	125,177,937

Net increase (decrease) in net assets resulting from operations	(160,443,927)	242,302,707

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	105,565,223	45,776,720
Withdrawals	(194,401,064)	(236,510,647)

Net decrease in net assets resulting from capital share transactions	(88,835,841)	(190,733,927)

Total increase (decrease) in net assets	(249,279,768)	51,568,780

Net assets
Beginning of period	1,147,767,433	1,096,198,653

End of period	$898,487,665	$1,147,767,433

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	129

	Index Portfolio
	Year ended May 31, 2016	Year ended May 31, 2015

Operations
Net investment income	$51,941,420	$54,937,429
Net realized gains on investments	154,402,400	151,694,995
Net change in unrealized gains (losses) on investments	(179,622,273)	106,085,589

Net increase in net assets resulting from operations	26,721,547	312,718,013

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	66,728,942	163,917,502
Withdrawals	(523,281,965)	(543,742,749)

Net decrease in net assets resulting from capital share transactions	(456,553,023)	(379,825,247)

Total decrease in net assets	(429,831,476)	(67,107,234)

Net assets
Beginning of period	2,770,243,934	2,837,351,168

End of period	$2,340,412,458	$2,770,243,934

The accompanying notes are an integral part of these financial statements.

130	Wells Fargo Allocation Funds	Statements of changes in net assets

	International Growth Portfolio
	Year ended May 31, 2016	Year ended May 31, 2015

Operations
Net investment income	$1,728,257	$1,168,188
Net realized gains (losses) on investments	(1,635,815)	5,764,586
Net change in unrealized gains (losses) on investments	(20,243,476)	1,080,710

Net increase (decrease) in net assets resulting from operations	(20,151,034)	8,013,484

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	15,674,750	9,541,797
Withdrawals	(5,551,430)	(15,259,152)

Net increase (decrease) in net assets resulting from capital share transactions	10,123,320	(5,717,355)

Total increase (decrease) in net assets	(10,027,714)	2,296,129

Net assets
Beginning of period	158,404,329	156,108,200

End of period	$148,376,615	$158,404,329

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	131

	International Value Portfolio
	Year ended May 31, 2016	Year ended May 31, 2015

Operations
Net investment income	$12,349,092	$12,375,837
Net realized gains (losses) on investments	(1,517,228)	12,459,307
Net change in unrealized gains (losses) on investments	(73,474,825)	(27,933,255)

Net decrease in net assets resulting from operations	(62,642,961)	(3,098,111)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	46,792,442	42,159,536
Withdrawals	(10,044,159)	(17,083,113)

Net increase in net assets resulting from capital share transactions	36,748,283	25,076,423

Total increase (decrease) in net assets	(25,894,678)	21,978,312

Net assets
Beginning of period	534,213,648	512,235,336

End of period	$508,318,970	$534,213,648

The accompanying notes are an integral part of these financial statements.

132	Wells Fargo Allocation Funds	Statements of changes in net assets

	Large Company Value Portfolio
	Year ended May 31, 2016	Year ended May 31, 2015

Operations
Net investment income	$1,196,671	$964,436
Net realized gains (losses) on investments	(1,089,821)	9,724,164
Net change in unrealized gains (losses) on investments	(3,378,107)	(3,904,014)

Net increase (decrease) in net assets resulting from operations	(3,271,257)	6,784,586

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	6,867,155	1,636,829
Withdrawals	(6,977,356)	(21,975,522)

Net decrease in net assets resulting from capital share transactions	(110,201)	(20,338,693)

Total decrease in net assets	(3,381,458)	(13,554,107)

Net assets
Beginning of period	82,496,288	96,050,395

End of period	$79,114,830	$82,496,288

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	133

	Small Company Growth Portfolio
	Year ended May 31, 2016	Year ended May 31, 2015

Operations
Net investment loss	$(288,808)	$(1,603,331)
Net realized gains (losses) on investments	(95,998,247)	17,519,892
Net change in unrealized gains (losses) on investments	(55,183,521)	73,745,204

Net increase (decrease) in net assets resulting from operations	(151,470,576)	89,661,765

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	708,902,550	343,108,775
Withdrawals	(112,220,954)	(37,300,648)

Net increase in net assets resulting from capital share transactions	596,681,596	305,808,127

Total increase in net assets	445,211,020	395,469,892

Net assets
Beginning of period	751,385,420	355,915,528

End of period	$1,196,596,440	$751,385,420

The accompanying notes are an integral part of these financial statements.

134	Wells Fargo Allocation Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Year ended May 31, 2016	Year ended May 31, 2015

Operations
Net investment income	$1,286,924	$1,850,375
Net realized gains on investments	12,552,384	16,879,349
Net change in unrealized gains (losses) on investments	(24,625,962)	(3,678,556)

Net increase (decrease) in net assets resulting from operations	(10,786,654)	15,051,168

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	36,132,062	22,862,632
Withdrawals	(23,471,861)	(28,565,086)

Net increase (decrease) in net assets resulting from capital share transactions	12,660,201	(5,702,454)

Total increase in net assets	1,873,547	9,348,714

Net assets
Beginning of period	215,696,223	206,347,509

End of period	$217,569,770	$215,696,223

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	135

	Core Bond Portfolio
	Year ended May 31, 2016	Year ended May 31, 2015

Operations
Net investment income	$71,646,971	$58,488,996
Net realized gains on investments	33,744,871	54,777,871
Net change in unrealized gains (losses) on investments	4,164,647	(15,603,380)

Net increase in net assets resulting from operations	109,556,489	97,663,487

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,207,036,360	1,275,843,092
Withdrawals	(728,304,768)	(517,501,361)

Net increase in net assets resulting from capital share transactions	478,731,592	758,341,731

Total increase in net assets	588,288,081	856,005,218

Net assets
Beginning of period	3,752,546,977	2,896,541,759

End of period	$4,340,835,058	$3,752,546,977

The accompanying notes are an integral part of these financial statements.

136	Wells Fargo Allocation Funds	Statements of changes in net assets

	Managed Fixed Income Portfolio
	Year ended May 31, 2016	Year ended May 31, 2015

Operations
Net investment income	$3,776,941	$3,704,473
Net realized gains on investments	1,250,302	1,635,962
Net change in unrealized gains (losses) on investments	(257,799)	(507,703)

Net increase in net assets resulting from operations	4,769,444	4,832,732

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	18,117,390	17,767,001
Withdrawals	(17,218,838)	(14,012,007)

Net increase in net assets resulting from capital share transactions	898,552	3,754,994

Total increase in net assets	5,667,996	8,587,726

Net assets
Beginning of period	121,085,734	112,498,008

End of period	$126,753,730	$121,085,734

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	137

	Real Return Portfolio
	Year ended May 31, 2016	Year ended May 31, 2015

Operations
Net investment income	$809,383	$400,921
Net realized gains (losses) on investments	(131,670)	1,132,514
Net change in unrealized gains (losses) on investments	484,975	(896,307)

Net increase in net assets resulting from operations	1,162,688	637,128

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	29,489,684	12,526,145
Withdrawals	(14,951,275)	(11,966,906)

Net increase in net assets resulting from capital share transactions	14,538,409	559,239

Total increase in net assets	15,701,097	1,196,367

Net assets
Beginning of period	48,396,784	47,200,417

End of period	$64,097,881	$48,396,784

The accompanying notes are an integral part of these financial statements.

138	Wells Fargo Allocation Funds	Statements of changes in net assets

	Stable Income Portfolio
	Year ended May 31, 2016	Year ended May 31, 2015

Operations
Net investment income	$339,242	$308,337
Net realized gains (losses) on investments	(28,391)	148
Net change in unrealized gains (losses) on investments	(82,401)	(79,402)

Net increase in net assets resulting from operations	228,450	229,083

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	5,915,120	3,703,378
Withdrawals	(2,801,173)	(1,665,191)

Net increase in net assets resulting from capital share transactions	3,113,947	2,038,187

Total increase in net assets	3,342,397	2,267,270

Net assets
Beginning of period	27,075,804	24,808,534

End of period	$30,418,201	$27,075,804

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	139

	Ratio to average net assets (annualized)			Total return	Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses

C&B Large Cap Value Portfolio
Year ended May 31, 2016	1.33%	0.68%	0.68%	0.35%	29%
Year ended May 31, 2015	1.20%	0.68%	0.68%	10.29%	35%
Year ended May 31, 2014	1.35%	0.68%	0.68%	17.80%	22%
Year ended May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%
Year ended May 31, 2012	1.81%	0.68%	0.68%	(4.61)%	21%

Diversified Large Cap Growth Portfolio
Year ended May 31, 2016	0.29%	0.74%	0.62%	(2.28)%	59%
Year ended May 31, 2015	0.28%	0.72%	0.62%	13.11%	46%
Year ended May 31, 2014	0.15%	0.72%	0.62%	21.70%	54%
Year ended May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%
Year ended May 31, 2012	0.24%	0.71%	0.62%	1.26%	79%

Emerging Growth Portfolio
Year ended May 31, 2016	(0.40)%	0.80%	0.80%	(14.47)%	66%
Year ended May 31, 2015	(0.63)%	0.80%	0.80%	24.02%	56%
Year ended May 31, 2014	(0.62)%	0.80%	0.80%	11.92%	63%
Year ended May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%
Year ended May 31, 2012	(0.57)%	0.80%	0.80%	(4.83)%	75%

Index Portfolio
Year ended May 31, 2016	2.12%	0.11%	0.10%	1.62%	4%
Year ended May 31, 2015	1.96%	0.11%	0.11%	11.69%	4%
Year ended May 31, 2014	1.99%	0.10%	0.10%	20.33%	5%
Year ended May 31, 2013	2.20%	0.09%	0.09%	27.22%	4%
Year ended May 31, 2012	2.09%	0.10%	0.10%	(0.52)%	9%

International Growth Portfolio
Year ended May 31, 2016	1.16%	0.99%	0.99%	(12.40)%	62%
Year ended May 31, 2015	0.76%	1.00%	1.00%	5.13%	51%
Year ended May 31, 2014	1.13%	1.00%	1.00%	16.45%	46%
Year ended May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%
Year ended May 31, 2012	2.04%	0.97%	0.90%	(9.44)%	69%

International Value Portfolio
Year ended May 31, 2016	2.50%	0.91%	0.91%	(11.85)%	14%
Year ended May 31, 2015	2.45%	0.91%	0.91%	(1.04)%	18%
Year ended May 31, 2014	3.09%	0.91%	0.91%	18.22%	11%
Year ended May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%
Year ended May 31, 2012	3.44%	0.91%	0.85%	(21.07)%	9%

Large Company Value Portfolio
Year ended May 31, 2016	1.54%	0.76%	0.74%	(3.92)%	50%
Year ended May 31, 2015	1.09%	0.74%	0.74%	7.90%	72%
Year ended May 31, 2014	0.99%	0.73%	0.73%	20.26%	62%
Year ended May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%
Year ended May 31, 2012	1.67%	0.77%	0.74%	(6.06)%	104%

Small Company Growth Portfolio
Year ended May 31, 2016	(0.03)%	0.80%	0.80%	(13.86)%	49%
Year ended May 31, 2015	(0.32)%	0.82%	0.82%	18.07%	58%
Year ended May 31, 2014	(0.37)%	0.83%	0.83%	23.47%	77%
Year ended May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%
Year ended May 31, 2012	(0.12)%	0.83%	0.83%	(10.75)%	107%

The accompanying notes are an integral part of these financial statements.

140	Wells Fargo Allocation Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Small Company Value Portfolio
Year ended May 31, 2016	0.62%	0.85%	0.85%	(4.96)%	72%
Year ended May 31, 2015	0.89%	0.84%	0.84%	7.29%	54%
Year ended May 31, 2014	0.89%	0.85%	0.85%	18.09%	47%
Year ended May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%
Year ended May 31, 2012	0.69%	0.84%	0.84%	(7.17)%	60%

Core Bond Portfolio
Year ended May 31, 2016	1.86%	0.36%	0.35%	2.78%	667%
Year ended May 31, 2015	1.82%	0.37%	0.35%	3.22%	586%
Year ended May 31, 2014	1.94%	0.37%	0.35%	2.90%	646%
Year ended May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%
Year ended May 31, 2012	2.33%	0.37%	0.35%	8.20%	803%

Managed Fixed Income Portfolio
Year ended May 31, 2016	3.12%	0.48%	0.39%	3.95%	25%
Year ended May 31, 2015	3.20%	0.48%	0.39%	4.23%	31%
Year ended May 31, 2014	3.33%	0.48%	0.39%	3.07%	35%
Year ended May 31, 2013	3.42%	0.47%	0.39%	4.81%	49%
Year ended May 31, 2012	3.83%	0.46%	0.39%	6.97%	51%

Real Return Portfolio
Year ended May 31, 2016	1.45%	0.56%	0.44%	1.29%	29%
Year ended May 31, 2015	0.89%	0.57%	0.44%	1.50%	57%
Year ended May 31, 2014	1.45%	0.53%	0.44%	(0.26)%	9%
Year ended May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%
Year ended May 31, 2012	3.00%	0.48%	0.44%	12.62%	23%

Stable Income Portfolio
Year ended May 31, 2016	1.22%	0.62%	0.41%	0.83%	20%
Year ended May 31, 2015	1.20%	0.64%	0.41%	0.89%	26%
Year ended May 31, 2014	1.41%	0.66%	0.41%	1.52%	33%
Year ended May 31, 2013	1.50%	0.58%	0.41%	2.78%	20%
Year ended May 31, 2012	1.76%	0.59%	0.41%	1.71%	11%

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Allocation Funds	141

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), Wells Fargo Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), Wells Fargo Emerging Growth Portfolio (“Emerging Growth Portfolio”), Wells Fargo Index Portfolio (“Index Portfolio”), Wells Fargo International Growth Portfolio (“International Growth Portfolio”), Wells Fargo International Value Portfolio (“International Value Portfolio”), Wells Fargo Large Company Value Portfolio (“Large Company Value Portfolio”), Wells Fargo Small Company Growth Portfolio (“Small Company Growth Portfolio”), Wells Fargo Small Company Value Portfolio (“Small Company Value Portfolio”), Wells Fargo Core Bond Portfolio (“Core Bond Portfolio”), Wells Fargo Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), Wells Fargo Real Return Portfolio (“Real Return Portfolio”), and Wells Fargo Stable Income Portfolio (“Stable Income Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2016, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless

142	Wells Fargo Allocation Funds	Notes to financial statements

the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time. In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the

Notes to financial statements	Wells Fargo Allocation Funds	143

Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Portfolios are subject to interest rate risk or equity price risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

Each Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

Each Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar

144	Wells Fargo Allocation Funds	Notes to financial statements

security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. A Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Allocation Funds	145

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of May 31, 2016:

C&B Large Cap Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$39,284,297	$0	$0	$39,284,297
Consumer staples	19,100,896	0	0	19,100,896
Energy	17,758,921	0	0	17,758,921
Financials	76,240,999	0	0	76,240,999
Health care	44,180,838	0	0	44,180,838
Industrials	53,765,968	0	0	53,765,968
Information technology	14,076,445	0	0	14,076,445
Materials	14,028,552	0	0	14,028,552

Short-term investments
Investment companies	13,862,559	0	0	13,862,559
Investments measured at net asset value*				12,454,900
Total assets	$292,299,475	$0	$0	$304,754,375

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $12,454,900 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Diversified Large Cap Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$29,503,276	$0	$0	$29,503,276
Consumer staples	9,135,507	0	0	9,135,507
Energy	1,379,452	0	0	1,379,452
Financials	2,559,149	0	0	2,559,149
Health care	16,475,660	0	0	16,475,660
Industrials	7,788,848	0	0	7,788,848
Information technology	43,031,066	0	0	43,031,066
Materials	3,378,649	0	0	3,378,649

Short-term investments
Investment companies	2,118,196	0	0	2,118,196
Investments measured at net asset value*				3,113,406
Total assets	$115,369,803	$0	$0	$118,483,209

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $3,113,406 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

146	Wells Fargo Allocation Funds	Notes to financial statements

Emerging Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$109,137,314	$0	$0	$109,137,314
Energy	25,543,672	0	0	25,543,672
Financials	48,113,098	0	0	48,113,098
Health care	289,674,989	0	0	289,674,989
Industrials	103,520,118	0	0	103,520,118
Information technology	305,813,941	0	0	305,813,941

Short-term investments
Investment companies	14,978,235	0	0	14,978,235
Investments measured at net asset value*				92,823,723
Total assets	$896,781,367	$0	$0	$989,605,090

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $92,823,723 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Index Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$289,694,308	$0	$0	$289,694,308
Consumer staples	232,754,716	0	0	232,754,716
Energy	164,580,503	0	0	164,580,503
Financials	376,210,320	0	0	376,210,320
Health care	339,368,191	0	0	339,368,191
Industrials	231,365,470	0	0	231,365,470
Information technology	470,278,237	0	0	470,278,237
Materials	65,656,243	0	0	65,656,243
Telecommunication services	61,249,364	0	0	61,249,364
Utilities	77,036,436	0	0	77,036,436

Short-term investments
Investment companies	24,960,298	0	0	24,960,298
U.S. Treasury securities	1,806,435	0	0	1,806,435
Investments measured at net asset value*				12,693,253
Total assets	$2,334,960,521	$0	$0	$2,347,653,774
Liabilities
Futures contracts	$36,000	$0	$0	$36,000
Total liabilities	$36,000	$0	$0	$36,000

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $12,693,253 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements	Wells Fargo Allocation Funds	147

International Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Belgium	$2,938,206	$0	$0	$2,938,206
Canada	2,250,330	0	0	2,250,330
China	2,541,486	0	0	2,541,486
Denmark	381,268	0	0	381,268
France	12,797,598	0	0	12,797,598
Germany	20,329,351	0	0	20,329,351
Hong Kong	4,686,104	0	0	4,686,104
Ireland	7,904,971	0	0	7,904,971
Japan	18,993,997	0	0	18,993,997
Mexico	1,246,753	0	0	1,246,753
South Korea	14,650	0	0	14,650
Spain	2,487,845	0	0	2,487,845
Sweden	1,433,455	0	0	1,433,455
Switzerland	12,652,706	0	0	12,652,706
Taiwan	1,785,144	0	0	1,785,144
United Kingdom	33,515,136	0	0	33,515,136
United States	8,935,376	0	0	8,935,376

Participation Notes
Ireland	0	2,418,886	0	2,418,886

Preferred stocks
Germany	1,767,949	0	0	1,767,949

Short-term investments
Investment companies	9,867,059	0	0	9,867,059
Investments measured at net asset value*				2,506,158
Total assets	$146,529,384	$2,418,886	$0	$151,454,428

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investments, LLC valued at $2,506,158 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

148	Wells Fargo Allocation Funds	Notes to financial statements

International Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Australia	$28,434,311	$0	$48,710	$28,483,021
Austria	5,746,241	0	0	5,746,241
Belgium	4,130,894	0	0	4,130,894
Brazil	4,150,492	0	0	4,150,492
Canada	7,819,869	0	0	7,819,869
China	14,102,164	0	0	14,102,164
Czech Republic	1,044,370	0	0	1,044,370
Denmark	1,226,054	0	0	1,226,054
Finland	1,974,732	0	0	1,974,732
France	45,224,124	0	0	45,224,124
Germany	47,995,403	0	0	47,995,403
Hong Kong	9,988,633	0	0	9,988,633
Hungary	1,196,850	0	0	1,196,850
India	2,865,322	0	0	2,865,322
Ireland	4,655,800	0	0	4,655,800
Israel	5,473,993	0	0	5,473,993
Italy	5,639,354	0	0	5,639,354
Japan	109,897,120	0	0	109,897,120
Liechtenstein	599,721	0	0	599,721
Netherlands	6,898,832	0	0	6,898,832
Norway	6,230,948	0	0	6,230,948
Poland	1,982,872	0	0	1,982,872
Portugal	1,401,875	0	0	1,401,875
Russia	4,194,456	0	0	4,194,456
Singapore	4,050,076	0	0	4,050,076
South Africa	1,860,099	0	0	1,860,099
South Korea	12,328,179	0	0	12,328,179
Spain	8,854,110	0	0	8,854,110
Sweden	10,406,680	0	0	10,406,680
Switzerland	31,110,463	0	0	31,110,463
Taiwan	2,154,895	0	0	2,154,895
Thailand	5,047,806	0	0	5,047,806
United Kingdom	93,883,267	0	0	93,883,267

Preferred stocks
Brazil	978,198	0	0	978,198

Rights
Brazil	0	6,779	0	6,779

Short-term investments
Investment companies	2,530,851	0	0	2,530,851
Investments measured at net asset value*				14,316,539
Total assets	$496,079,054	$6,779	$48,710	$510,451,082

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $14,316,539 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements	Wells Fargo Allocation Funds	149

Large Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$5,992,355	$0	$0	$5,992,355
Consumer staples	5,245,325	0	0	5,245,325
Energy	8,764,370	0	0	8,764,370
Financials	22,808,234	0	0	22,808,234
Health care	10,075,327	0	0	10,075,327
Industrials	8,482,370	0	0	8,482,370
Information technology	8,745,638	0	0	8,745,638
Materials	2,668,280	0	0	2,668,280
Telecommunication services	1,794,709	0	0	1,794,709
Utilities	3,348,498	0	0	3,348,498

Short-term investments
Investment companies	1,123,879	0	0	1,123,879
Investments measured at net asset value*				1,759,295
Total assets	$79,048,985	$0	$0	$80,808,280

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $1,759,295 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Small Company Growth Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$167,660,319	$0	$0	$167,660,319
Consumer staples	31,118,946	0	0	31,118,946
Energy	32,226,308	0	0	32,226,308
Financials	112,573,141	0	0	112,573,141
Health care	277,040,158	0	0	277,040,158
Industrials	196,541,616	0	0	196,541,616
Information technology	323,772,888	0	0	323,772,888
Materials	24,505,990	0	0	24,505,990

Short-term investments
Investment companies	40,370,488	0	0	40,370,488
Investments measured at net asset value*				151,177,536
Total assets	$1,205,809,854	$0	$0	$1,356,987,390

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $151,177,536 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

150	Wells Fargo Allocation Funds	Notes to financial statements

Small Company Value Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$31,528,281	$0	$0	$31,528,281
Consumer staples	5,274,964	0	0	5,274,964
Energy	13,960,510	0	0	13,960,510
Financials	85,916,166	0	0	85,916,166
Health care	8,309,486	0	0	8,309,486
Industrials	16,923,555	0	0	16,923,555
Information technology	32,348,308	0	0	32,348,308
Materials	8,659,206	0	0	8,659,206
Utilities	10,535,582	0	0	10,535,582

Warrants
Health care	0	0	0	0

Short-term investments
Investment companies	4,875,803	0	0	4,875,803
Investments measured at net asset value*				5,965,825
Total assets	$218,331,861	$0	$0	$224,297,686

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $5,965,825 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Core Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Agency securities	$0	$1,325,492,614	$0	$1,325,492,614

Asset-backed securities	0	573,632,539	0	573,632,539

Corporate bonds and notes	0	810,667,590	0	810,667,590

Municipal obligations	0	39,954,459	0	39,954,459

Non-agency mortgage-backed securities	0	134,383,718	0	134,383,718

U.S. Treasury securities	1,324,440,171	0	0	1,324,440,171

Yankee corporate bonds and notes	0	226,546,839	0	226,546,839

Yankee government bonds	0	95,050,298	0	95,050,298

Short-term investments
Investment companies	198,368,365	0	0	198,368,365
Total assets	$1,522,808,536	$3,205,728,057	$0	$4,728,536,593

Notes to financial statements	Wells Fargo Allocation Funds	151

Managed Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Agency securities	$0	$37,905,371	$0	$37,905,371

Asset-backed securities	0	5,325,981	0	5,325,981

Corporate bonds and notes	0	41,120,407	0	41,120,407

Municipal obligations	0	11,316,006	0	11,316,006

Non-agency mortgage-backed securities	0	14,454,073	1,233,994	15,688,067

U.S. Treasury securities	5,443,583	0	0	5,443,583

Yankee corporate bonds and notes	0	7,273,040	0	7,273,040

Short-term investments
Investment companies	4,250,997	0	0	4,250,997
Investments measured at net asset value*				143,100
Total assets	$9,694,580	$117,394,878	$1,233,994	$128,466,552

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Portfolio’s investment in Securities Lending Cash Investment, LLC valued at $143,100 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Real Return Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer staples	$2,481,941	$0	$0	$2,481,941
Energy	2,185,607	0	0	2,185,607
Financials	2,880,032	0	0	2,880,032
Materials	3,300,363	0	0	3,300,363

Corporate bonds and notes	0	6,675,798	0	6,675,798

Loans	0	2,274,418	0	2,274,418

U.S. Treasury securities	41,786,791	0	0	41,786,791

Yankee corporate bonds and notes	0	776,697	0	776,697

Short-term investments
Investment companies	618,330	0	0	618,330
U.S. Treasury securities	49,997	0	0	49,997
	53,303,061	9,726,913	0	63,029,974
Futures contracts	31	0	0	31
Total assets	$53,303,092	$9,726,913	$0	$63,030,005
Liabilities
Futures contracts	$1,203	$0	$0	$1,203
Total liabilities	$1,203	$0	$0	$1,203

152	Wells Fargo Allocation Funds	Notes to financial statements

Stable Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Agency securities	$0	$7,095,543	$0	$7,095,543

Asset-backed securities	0	8,141,676	0	8,141,676

Corporate bonds and notes	0	8,057,749	0	8,057,749

Municipal obligations	0	278,758	0	278,758

Non-agency mortgage-backed securities	0	1,992,208	0	1,992,208

U.S. Treasury securities	3,920,920	0	0	3,920,920

Yankee corporate bonds and notes	0	518,765	0	518,765

Short-term investments
Investment companies	317,146	0	0	317,146
Total assets	$4,238,066	$26,084,699	$0	$30,322,765
Liabilities
Futures contracts	$117	$0	$0	$117
Total liabilities	$117	$0	$0	$117

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2016, the Portfolios did not have any transfers into/out of Level 1, Level 2 or Level 3, except International Value Portfolio which had an immaterial transfer between Level 1 and Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged WellsCap, Peregrine Capital Management, Inc. (“Peregrine”) (an affiliate of Funds Management and a direct wholly owned subsidiary of Wells Fargo), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Golden Capital Management, LLC (an affiliate of Funds Management), LSV Asset Management, and Phocas Financial Corporation as subadvisers.

The fees for subadvisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

Notes to financial statements	Wells Fargo Allocation Funds	153

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee		Effective rate for the year ended May 31, 2016		Subadvisory fee
	starting at	declining to		Subadviser	starting at	declining to
C&B Large Cap Value Portfolio	0.65%	0.475%	0.65%	Cooke & Bieler, L.P.	0.38%	0.30%
Diversified Large Cap Growth Portfolio	0.65	0.475	0.65	WellsCap	0.30	0.20
Emerging Growth Portfolio	0.80	0.68	0.79	WellsCap	0.55	0.40
Index Portfolio	0.10	0.05	0.09	Golden Capital Management, LLC	0.05	0.02
International Growth Portfolio	0.85	0.70	0.85	Artisan Partners Limited Partnership	0.80	0.50
International Value Portfolio	0.85	0.70	0.85	LSV Asset Management	0.35	0.30
Large Company Value Portfolio	0.65	0.475	0.65	Phocas Financial Corporation	0.29	0.20
Small Company Growth Portfolio	0.80	0.68	0.79	Peregrine Capital Management, Inc.	0.50	0.45
Small Company Value Portfolio	0.80	0.68	0.80	Peregrine Capital Management, Inc.	0.45	0.40
Core Bond Portfolio	0.40	0.30	0.35	WellsCap	0.20	0.10
Managed Fixed Income Portfolio	0.40	0.30	0.40	WellsCap	0.20	0.10
Real Return Portfolio	0.40	0.30	0.40	WellsCap	0.20	0.10
Stable Income Portfolio	0.30	0.225	0.30	Galliard Capital Management, Inc.	0.28	0.18

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2016 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
C&B Large Cap Value Portfolio	$0	$85,183,352	$0	$114,963,169
Diversified Large Cap Growth Portfolio	0	66,502,732	0	72,054,473
Emerging Growth Portfolio	0	645,259,305	0	731,708,252
Index Portfolio	0	102,056,002	0	425,715,055
International Growth Portfolio	0	93,383,839	0	88,165,073
International Value Portfolio	0	116,965,232	0	66,237,230
Large Company Value Portfolio	0	40,427,589	0	38,186,695
Small Company Growth Portfolio	0	1,109,978,075	0	480,747,665
Small Company Value Portfolio	0	164,018,108	0	145,721,707
Core Bond Portfolio	24,379,101,867	3,479,831,644	23,990,784,629	2,994,795,146
Managed Fixed Income Portfolio	18,980,575	24,268,744	17,908,760	11,830,653
Real Return Portfolio	19,521,137	12,085,988	10,372,097	4,914,247
Stable Income Portfolio	4,718,255	11,562,924	799,123	4,557,635

As of May 31, 2016, Real Return Portfolio had unfunded term loan commitments of $100,313.

154	Wells Fargo Allocation Funds	Notes to financial statements

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of Index Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchases	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains on affiliated securities
Wells Fargo & Company	674,695	0	90,743	583,952	$29,618,045	$944,748	$1,980,988

7. DERIVATIVE TRANSACTIONS

During the year ended May 31, 2016, Index Portfolio used uninvested cash to enter into futures contracts to gain market exposure. During the year ended May 31, 2016, Real Return Portfolio and Stable Income Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of each portfolio.

At May 31, 2016, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at May 31, 2016	Unrealized gains (losses)
Index Portfolio	6-16-2016	Jefferies Bache	60 Long	S&P 500 Index	$31,423,500	$1,118,000
Real Return Portfolio	9-21-2016	JPMorgan	2 Short	10-Year U.S. Treasury Notes	259,375	(217)
Real Return Portfolio	9-21-2016	JPMorgan	3 Short	U.S. Treasury Bonds	489,938	(3,004)
Real Return Portfolio	9-30-2016	JPMorgan	10 Short	5-Year U.S. Treasury Notes	1,201,172	(2,233)
Stable Income Portfolio	9-30-2016	JPMorgan	15 Short	5-Year U.S. Treasury Notes	1,801,758	(3,867)

As of May 31, 2016, Stable Income Portfolio had segregated $12,274 as cash collateral for open futures contracts.

The Portfolios had average notional amounts in futures contracts during the year ended May 31, 2016 as follows:

	Long contracts	Short contracts
Index Portfolio	$29,775,935	$0
Real Return Portfolio	80,886	1,223,081
Stable Income Portfolio	0	1,966,559

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolios to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments or Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between each Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Notes to financial statements	Wells Fargo Allocation Funds	155

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Real Return Portfolio	Futures – variation margin	JPMorgan	$31	$(31)	$0	$0

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Index Portfolio	Futures – variation margin	Jefferies Bache	$36,000	$0	$(36,000)	$0
Real Return Portfolio	Futures – variation margin	JPMorgan	$1,203	$(31)	$(1,172)	$0
Stable Income Portfolio	Futures – variation margin	JPMorgan	$117	$0	$(117)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

8. CONCENTRATION RISKS

Concentration risks result from exposure to a limited number of sectors. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a portfolio whose investments are not heavily weighted in any sector. The Portfolio of Investments or Summary Portfolio of Investments includes information on each Portfolio’s holdings, including sector composition, country and/or geographical composition as relevant.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

10. REDEMPTION IN-KIND

After the close of business on October 29, 2015, Wells Fargo Core Bond Fund, which invests all of its assets in Core Bond Portfolio, redeemed assets through an in-kind redemption. In the redemption transaction, Wells Fargo Core Bond Fund issued securities which it received from Core Bond Portfolio with a value of $223,656,162 along with cash in the amount of $20,349,815. Core Bond Portfolio recognized gains in the amount of $1,735,222, which are reflected on the Statements of Operations. The redemption in-kind represented 6.35% of Core Bond Portfolio and is reflected on the Statements of Changes in Net Assets.

156	Wells Fargo Allocation Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments or summary portfolios of investments (for Wells Fargo Index Portfolio and Wells Fargo Core Bond Portfolio), of the Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Managed Fixed Income Portfolio, Wells Fargo Real Return Portfolio, and Wells Fargo Stable Income Portfolio (formerly known as Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage Core Bond Portfolio, Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Real Return Portfolio, and Wells Fargo Advantage Stable Income Portfolio, respectively), thirteen of the portfolios constituting the Wells Fargo Master Trust (collectively the “Portfolios”), as of May 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2016, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of May 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 27, 2016

Other information (unaudited)	Wells Fargo Allocation Funds	157

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended May 31, 2016:

Dividends-received deduction
Growth Balanced Fund	67.98%
Moderate Balanced Fund	28.60

Pursuant to Section 852 of the Internal Revenue Code, the following amounts were designated as long-term capital gain distributions for the fiscal year ended May 31, 2016:

Long-term capital gain distributions
Moderate Balanced Fund	$6,284,057

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended May 31, 2016 have been designated as qualified dividend income (QDI):

QDI
Growth Balanced Fund	$2,568,800
Moderate Balanced Fund	1,146,131

For the fiscal year ended May 31, 2016, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Interest-related dividends
Growth Balanced Fund	$1,258,021
Moderate Balanced Fund	1,697,481

For the fiscal year ended May 31, 2016, the following amounts have been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Short-term Capital gain dividends
Moderate Balanced Fund	$435,504

For the fiscal year ended May 31, 2016, the percentage of ordinary income distributed which was derived from interest on U.S. government securities was as follows:

% of U.S. government income
Growth Balanced Fund	4.04%
Moderate Balanced Fund	4.48

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

158	Wells Fargo Allocation Funds	Other information (unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Allocation Funds	159

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

160	Wells Fargo Allocation Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Officers Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of the Growth Balanced Fund, Moderate Balanced Fund, International Growth Portfolio, and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 65 other funds and Assistant Treasurer of 64 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 64 other funds.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo Allocation Funds	161

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT, ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Growth Balanced Fund, Wells Fargo Moderate Balanced Fund, Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo Real Return Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo Managed Fixed Income Portfolio, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo Core Bond Portfolio and Wells Fargo Stable Income Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), must determine annually whether to approve the continuation of the Trusts’ investment management, advisory and sub-advisory agreements, as applicable. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management, advisory and sub-advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the Wells Fargo Growth Balanced Fund and Wells Fargo Moderate Balanced Fund (individually, a “Gateway Fund” and collectively, the “Gateway Funds”) an investment management agreement (the “Gateway Fund Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”).

At the Meeting, the Master Trust Board, all the members of which are Independent Trustees, reviewed and approved an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management for each of the Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo Real Return Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo Managed Fixed Income Portfolio, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo Core Bond Portfolio, and Wells Fargo Stable Income Portfolio (individually, a “Master Portfolio” and collectively, the “Master Portfolios”). The Gateway Funds and the Master Portfolios are collectively referred to as the “Funds.”

The Master Trust Board also reviewed and approved the following at the Meeting: (i) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”) for each of the Diversified Large Cap Growth Portfolio, Emerging Growth Portfolio, Real Return Portfolio and Core Bond Portfolio; (ii) an investment sub-advisory agreement with Artisan Partners Limited Partnership (“Artisan”) for the International Growth Portfolio; (iii) an investment sub-advisory agreement with Cooke & Bieler L.P. (“Cooke & Bieler”) for the C&B Large Cap Value Portfolio; (iv) an investment sub-advisory agreement with LSV Asset Management (“LSV”) for the International Value Portfolio; (v) an investment sub-advisory agreement with Peregrine Capital Management, Inc. (“Peregrine”) for each of the Small Company Growth Portfolio and Small Company Value Portfolio; (vi) an investment sub-advisory agreement with Golden Capital Management, LLC (“Golden”) for the Index Portfolio; (vii) an investment sub-advisory agreement with Phocas Financial Corporation (“Phocas”) for the Large Company Value Portfolio; and (viii) an investment sub-advisory agreement with Galliard Capital Management, Inc. (“Galliard”) for Managed Fixed Income Portfolio and Stable Income Portfolio (collectively, the “Sub-Advisory Agreements”).

WellsCap, Artisan, Cooke & Bieler, LSV, Peregrine, Golden, Phocas and Galliard are collectively referred to as the “Sub-Advisers”, and the Gateway Fund Management Agreement, the Master Portfolio Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

The Gateway Funds are gateway blended funds that each invests all of their assets in multiple Master Portfolios.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Boards in the discharge of their duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2016. In considering and approving the Advisory

162	Wells Fargo Allocation Funds	Other information (unaudited)

Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Funds Trust Board unanimously approved the continuation of the Gateway Fund Management Agreement for a one-year period. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreements, each for a one-year term. The Boards also determined that the compensation payable to Funds Management and each of the Sub-Advisers was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund performance and expenses

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2015. The Boards considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Funds (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Funds Trust Board noted that the performance of each Gateway Fund (Administrator Class) relative to its respective Universe was as follows: (i) the performance of the Growth Balanced Fund was higher than the average performance of its Universe for all periods under review; and (ii) the performance of the Moderate Balanced Fund was higher than the average performance of its Universe for all periods under review.

The Funds Trust Board also noted that the performance of each Gateway Fund relative to its respective benchmark was as follows: (i) the performance of the Growth Balanced Fund was higher than or in range of its benchmark, the Growth Balanced Composite Index, which is a proprietary index used by the Funds Trust Board to help it assess the Growth Balanced Fund’s relative performance, for all periods under review; and (ii) the performance of the Moderate Balanced Fund was higher than or in range of its benchmark, the Moderate Balanced Composite Index, which is a proprietary index used by the Funds Trust Board to help it assess the Moderate Balanced Fund’s relative performance, for all periods under review.

The Master Trust Board took note of the performance of the Master Portfolios in the context of reviewing the performance of the Gateway Funds.

The Funds Trust Board also received and considered information regarding each Gateway Fund’s net operating expense ratios, which include fees and expenses of the corresponding Master Portfolio, and their various components, including actual management fees assessed at the Gateway Fund and Master Portfolio levels, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge

Other information (unaudited)	Wells Fargo Allocation Funds	163

to be similar to each Gateway Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of the Growth Balanced Fund were lower than or in range of the median net operating expense ratios of its expense Groups for all share classes. The Funds Trust Board also noted that the net operating expense ratios of the Moderate Balanced Fund were lower than or equal to the median net operating expense ratios of its expense Groups for all share classes.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.

The Boards took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management, advisory and sub-advisory fee rates

The Funds Trust Board noted that the Gateway Funds are gateway blended funds that invest all of their assets in multiple master portfolios, and therefore pay an advisory fee to Funds Management. The Funds Trust Board also noted that the fee rate to be paid by the Gateway Funds under the Gateway Fund Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by each Gateway Fund under the Gateway Fund Advisory Agreement and Administration Agreement with Funds Management.

The Funds Trust Board reviewed and considered the fee rates that are payable by each Gateway Fund to Funds Management under the Gateway Fund Management Agreement, as well as the contractual fee rates payable by each Gateway Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”).

The Master Trust Board reviewed and considered the contractual investment advisory fee rates that are payable by the Master Portfolios to Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rates”). The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Funds Trust Board was a comparison of each Gateway Fund’s Management Rate, which, except in the case of the Diversified Equity Fund, include the advisory fees paid at the Master Portfolio level, with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of the Growth Balanced Fund were lower than the sum of the management fee rates and transfer agency costs of its respective expense Groups for all share classes. The Funds Trust Board also noted that the Management Rates of the Moderate Balanced Fund were lower than the sum of the management fee rates and transfer agency costs of its respective expense Groups for all share classes.

The Master Trust Board reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rates of each Master Portfolio were lower than or equal to the median rate for the Master Portfolio’s respective expense Group.

The Master Trust Board also received and considered information about the portions of the total management fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. With respect to the Master Portfolios sub-advised by Artisan, Cooke & Bieler, LSV and Phocas, the Master Trust Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the respective Master Portfolio. In assessing the reasonableness of these amounts, the Master Trust Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and WellsCap, Peregrine, Golden and Galliard, the Master Trust Board ascribed limited relevance to the allocation of the advisory fee between them. The Master Trust Board noted that the Small Company Growth Portfolio and Small Company Value Portfolio were each subject to a reduction in each of their investment sub-advisory fee breakpoint effective May 1, 2016 due to a new breakpoint schedule in the Sub-Advisory Agreement with Peregrine that was

164	Wells Fargo Allocation Funds	Other information (unaudited)

approved by the Board at the April 2016 Board meeting. With respect to Artisan, Cooke & Bieler, LSV and Phocas, the Master Trust Board considered that the Sub-Advisory Agreement Rates paid to each of these Sub-Advisers had been negotiated by Funds Management on an arm’s-length basis.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Funds Management under the Gateway Fund Management Agreement was reasonable, in light of the services covered by the Gateway Fund Management Agreement. The Master Trust Board determined that the compensation payable to Funds Management under the Master Portfolio Advisory Agreement and to each Sub-Adviser under each Sub-Advisory Agreement was reasonable, in light of the services covered by the Master Portfolio Advisory Agreement and each Sub-Advisory Agreement, respectively.

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Funds and the fund family as a whole. The Boards also received and considered information concerning the profitability of WellsCap, Peregrine, Galliard and Golden, if any, from providing services to the fund family as a whole, noting that their profitability information with respect to providing services to the Funds was subsumed in the Wells Fargo and Funds Management profitability analysis. The Boards did not receive or consider profitability information with respect to Artisan, Cooke & Bieler, LSV and Phocas, as the sub-advisory fees paid to them had been negotiated by Funds Management on an arm’s-length basis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Boards did not deem the profits reported by Funds Management or Wells Fargo from its services to the Funds to be at a level that would prevent the Boards from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Boards noted the existence of breakpoints in each Master Portfolio’s advisory fee structure and each Gateway Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size. They considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Boards also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Funds and the fund family as a whole. The Boards considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Boards concluded that the Funds’ fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap, Peregrine, Golden and Galliard, and by Artisan, Cooke & Bieler, LSV and Phocas, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by WellsCap, Artisan, Cooke & Bieler, Peregrine and Golden, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap, Peregrine, Golden and Galliard, or by Artisan, Cooke & Bieler, LSV or Phocas, were unreasonable.

Other information (unaudited)	Wells Fargo Allocation Funds	165

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Gateway Fund Management Agreement for a one-year period. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and the Sub-Advisory Agreements, each for a one-year term. The Boards also determined that the compensation payable to Funds Management and each of the Sub-Advisers was reasonable.

166	Wells Fargo Allocation Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

243136 07-16 AAFLD/AR110 05-16

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Master Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended May 31, 2016	Fiscal year ended May 31, 2015
Audit fees	$424,168	$411,830
Audit-related fees	—	—
Tax fees (1)	83,950	71,090
All other fees	—	—

	$508,118	$482,920

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Master Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each fund (except for Wells Fargo Index Portfolio and Wells Fargo Core Bond Portfolio) is included as part of the report to shareholders filed under Item 1 of this Form. Wells Fargo Index Portfolio and Wells Fargo Core Bond Portfolio included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Index Portfolio and Wells Fargo Core Bond Portfolio is filed under this Item.

Portfolio of investments—May 31, 2016	Wells Fargo Core Bond Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 30.53%
FHLMC	3.00%	2-15-2045	$19,734,107	$20,112,137
FHLMC ±	3.09	2-1-2045	3,400,287	3,525,295
FHLMC	3.50	11-1-2029	1,086,979	1,150,065
FHLMC	3.50	1-1-2030	1,837,123	1,955,723
FHLMC	3.50	4-1-2030	7,986,682	8,518,770
FHLMC	3.50	4-1-2030	3,625,215	3,867,073
FHLMC	3.50	6-1-2030	2,274,974	2,426,974
FHLMC	3.50	7-1-2030	2,670,830	2,849,348
FHLMC	3.50	7-1-2030	3,237,565	3,454,109
FHLMC	3.50	8-1-2030	5,823,984	6,153,784
FHLMC	3.50	8-1-2030	522,108	556,978
FHLMC	3.50	8-1-2030	3,252,919	3,470,279
FHLMC	3.50	9-1-2030	418,075	445,271
FHLMC	3.50	10-1-2030	1,268,657	1,353,440
FHLMC	3.50	10-1-2030	609,245	649,914
FHLMC	3.50	10-1-2030	914,867	974,037
FHLMC	3.50	10-1-2030	451,463	481,669
FHLMC	3.50	10-1-2030	1,015,860	1,083,785
FHLMC	3.50	10-1-2030	1,380,250	1,472,658
FHLMC	3.50	11-1-2030	762,193	806,795
FHLMC	3.50	11-1-2030	2,020,596	2,155,981
FHLMC	3.50	11-1-2030	4,022,183	4,291,425
FHLMC	3.50	11-1-2030	2,317,587	2,472,712
FHLMC	3.50	11-1-2030	511,267	544,470
FHLMC	3.50	12-1-2030	6,680,675	7,115,313
FHLMC	3.50	12-1-2030	47,297	50,459
FHLMC	3.50	12-1-2030	170,867	181,963
FHLMC	3.50	1-1-2031	6,121,524	6,531,443
FHLMC	3.50	1-1-2031	2,910,735	3,105,824
FHLMC	3.50	1-1-2031	511,992	546,287
FHLMC	3.50	1-1-2031	7,140,367	7,618,690
FHLMC	3.50	2-1-2031	985,489	1,051,571
FHLMC	3.50	3-1-2031	3,557,388	3,795,714
FHLMC	3.50	4-1-2031	3,684,555	3,931,514
FHLMC	3.50	7-1-2032	15,970,400	16,975,238
FHLMC	3.50	11-1-2035	227,252	241,952
FHLMC	3.50	12-1-2035	2,204,637	2,340,599
FHLMC	3.50	7-1-2043	1,194,315	1,263,547
FHLMC	3.50	8-1-2043	3,565,311	3,767,834
FHLMC	3.50	4-1-2044	16,257,869	17,198,235
FHLMC	3.50	7-1-2045	762,026	802,415
FHLMC	3.50	8-1-2045	1,280,942	1,348,834
FHLMC	3.50	10-1-2045	692,132	728,817
FHLMC	3.50	12-1-2045	767,086	807,744
FHLMC	3.50	12-1-2045	14,237,054	14,991,659
FHLMC	3.50	2-1-2046	15,782,716	16,620,139
FHLMC	3.50	2-1-2046	11,104,150	11,693,333
FHLMC	3.50	3-1-2046	10,460,708	11,015,756
FHLMC	3.50	4-1-2046	983,507	1,031,769
FHLMC %%	3.50	8-16-2046	67,700,000	70,571,956

2	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	10-1-2029	$1,914,884	$2,036,185
FHLMC	4.00	11-1-2035	842,084	910,932
FHLMC	4.00	4-1-2044	1,918,271	2,066,733
FHLMC	4.00	8-1-2044	1,412,495	1,521,813
FHLMC	4.00	8-1-2044	20,216,471	21,888,997
FHLMC	4.00	2-1-2045	4,016,938	4,350,027
FHLMC	4.00	5-1-2045	1,169,723	1,260,459
FHLMC	4.00	5-1-2045	481,708	519,075
FHLMC	4.00	9-1-2045	831,946	890,056
FHLMC	4.00	10-1-2045	14,278,557	15,358,973
FHLMC	4.00	10-1-2045	1,007,964	1,078,368
FHLMC	4.00	10-1-2045	1,273,765	1,362,730
FHLMC	4.00	10-1-2045	1,918,076	2,061,160
FHLMC	4.00	10-1-2045	1,275,683	1,370,845
FHLMC	4.00	11-1-2045	1,673,249	1,790,121
FHLMC	4.00	11-1-2045	754,055	806,724
FHLMC	4.00	11-1-2045	864,212	924,573
FHLMC	4.00	11-1-2045	1,847,499	1,985,320
FHLMC	4.00	12-1-2045	1,496,024	1,600,521
FHLMC	4.00	12-1-2045	1,725,653	1,854,378
FHLMC	4.00	12-1-2045	1,519,592	1,625,735
FHLMC	4.00	2-1-2046	2,710,136	2,913,183
FHLMC	4.00	2-1-2046	1,942,641	2,078,282
FHLMC	4.00	3-1-2046	5,463,613	5,872,947
FHLMC	4.00	4-1-2046	1,196,532	1,286,179
FHLMC %%	4.00	7-14-2046	22,600,000	24,070,270
FHLMC	4.50	8-1-2020	9,820,888	10,096,013
FHLMC	5.00	6-1-2044	4,664,082	5,247,595
FHLMC	6.00	8-1-2017	6,340	6,439
FHLMC	6.00	10-1-2017	12,737	12,921
FHLMC	6.00	2-1-2023	31,771	35,972
FHLMC	6.50	4-1-2021	2,752	2,846
FHLMC Series 1590 Class IA ±	1.48	10-15-2023	31,945	32,747
FHLMC Series 1897 Class K	7.00	9-15-2026	1,025	1,145
FHLMC Series 1935 Class FL ±	1.13	2-15-2027	2,822	2,872
FHLMC Series 2423 Class MC	7.00	3-15-2032	17,120	19,670
FHLMC Series 271 Class 30	3.00	8-15-2042	6,863,145	7,020,945
FHLMC Series 300 Class 300	3.00	1-15-2043	18,852,363	19,215,529
FHLMC Series 4425 Class A	4.00	9-15-2040	4,650,667	4,950,479
FNMA ¤	0.00	10-9-2019	7,585,000	7,199,394
FNMA ±	1.92	6-1-2017	269	270
FNMA ±	2.43	2-1-2042	7,968,184	8,339,524
FNMA ±	2.61	5-1-2038	5,946,411	6,286,062
FNMA ±	2.72	1-1-2045	5,722,100	5,905,995
FNMA ±	2.74	1-1-2045	2,149,952	2,226,305
FNMA ±	2.83	5-1-2043	1,462,337	1,515,142
FNMA	3.00	10-25-2042	17,620,845	17,947,513
FNMA	3.00	11-1-2042	959,850	987,601
FNMA	3.00	12-1-2042	1,316,049	1,354,071
FNMA	3.00	12-1-2042	3,995,564	4,111,081

Portfolio of investments—May 31, 2016	Wells Fargo Core Bond Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.00%	12-1-2042	$5,184,874	$5,334,776
FNMA	3.00	1-1-2043	1,996,553	2,054,275
FNMA	3.00	1-1-2043	3,202,367	3,294,930
FNMA	3.00	1-1-2043	4,728,393	4,865,097
FNMA	3.00	2-1-2043	1,716,317	1,765,927
FNMA	3.00	3-1-2043	3,240,801	3,334,186
FNMA	3.00	4-1-2043	1,423,674	1,464,698
FNMA	3.00	5-1-2043	11,214,872	11,548,888
FNMA	3.00	6-1-2043	14,511,441	14,929,579
FNMA	3.00	6-1-2043	6,985,008	7,184,586
FNMA	3.00	7-1-2043	1,448,746	1,490,392
FNMA	3.00	8-1-2043	1,918,877	1,974,081
FNMA ±	3.19	10-1-2043	2,159,779	2,253,141
FNMA	3.50	12-1-2029	2,779,086	2,959,664
FNMA	3.50	1-1-2030	6,087,083	6,497,886
FNMA	3.50	2-1-2030	4,170,835	4,442,108
FNMA	3.50	7-1-2030	3,266,212	3,487,599
FNMA	3.50	8-1-2030	2,094,851	2,237,014
FNMA	3.50	1-1-2031	2,349,311	2,486,538
FNMA	3.50	1-1-2031	3,144,008	3,357,868
FNMA	3.50	2-1-2031	7,193,061	7,682,212
FNMA	3.50	2-1-2031	2,435,140	2,579,390
FNMA	3.50	2-1-2031	1,916,284	2,028,470
FNMA	3.50	4-1-2031	1,980,754	2,115,963
FNMA	3.50	4-1-2031	772,111	822,909
FNMA	3.50	4-1-2031	5,860,413	6,256,795
FNMA	3.50	5-1-2031	12,277,838	13,123,375
FNMA	3.50	9-1-2032	4,416,841	4,697,160
FNMA	3.50	6-1-2033	3,686,284	3,919,997
FNMA	3.50	9-1-2033	1,068,760	1,135,798
FNMA	3.50	6-1-2035	6,796,685	7,227,876
FNMA	3.50	10-1-2035	390,301	415,067
FNMA	3.50	11-1-2035	11,089,398	11,759,608
FNMA	3.50	11-1-2035	1,488,657	1,583,110
FNMA	3.50	3-1-2036	984,404	1,046,934
FNMA	3.50	10-1-2041	1,357,979	1,433,946
FNMA	3.50	6-1-2042	5,411,197	5,703,378
FNMA	3.50	11-1-2042	1,248,105	1,319,630
FNMA	3.50	2-1-2043	2,352,796	2,487,499
FNMA	3.50	3-1-2043	9,538,395	10,092,815
FNMA	3.50	4-1-2043	4,731,123	5,003,137
FNMA	3.50	6-1-2043	1,255,429	1,322,691
FNMA	3.50	7-1-2043	2,146,897	2,265,451
FNMA	3.50	7-1-2043	1,604,247	1,693,467
FNMA	3.50	1-1-2044	5,955,135	6,300,217
FNMA	3.50	3-1-2045	7,357,919	7,751,417
FNMA	3.50	6-1-2045	18,189,829	19,162,602
FNMA	3.50	8-1-2045	5,673,999	5,977,446
FNMA	3.50	8-1-2045	11,133,388	11,728,810
FNMA	3.50	10-1-2045	2,067,659	2,178,243

4	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	11-1-2045	$4,921,897	$5,185,133
FNMA	3.50	1-1-2046	5,678,001	5,995,442
FNMA	3.50	2-1-2046	3,215,522	3,395,285
FNMA	3.50	2-1-2046	1,337,574	1,403,701
FNMA	3.50	3-1-2046	2,456,718	2,576,692
FNMA	3.50	3-1-2046	1,283,859	1,347,327
FNMA	3.50	3-1-2046	2,665,878	2,795,205
FNMA	3.50	4-1-2046	18,707,016	19,752,827
FNMA %%	3.50	8-16-2046	25,300,000	26,402,922
FNMA	4.00	1-1-2029	2,340,483	2,498,387
FNMA	4.00	3-1-2029	1,911,932	2,027,605
FNMA	4.00	7-1-2029	10,980,495	11,722,533
FNMA	4.00	11-1-2029	3,299,760	3,507,528
FNMA	4.00	11-1-2035	866,604	938,736
FNMA	4.00	11-1-2040	1,914,881	2,064,985
FNMA	4.00	12-1-2040	5,177,545	5,583,402
FNMA	4.00	9-1-2041	197,779	213,664
FNMA	4.00	10-1-2041	455,494	492,088
FNMA	4.00	10-1-2041	1,577,201	1,700,867
FNMA	4.00	11-1-2041	344,182	371,834
FNMA	4.00	12-1-2041	436,676	471,760
FNMA	4.00	1-1-2042	5,209,592	5,617,059
FNMA	4.00	8-1-2043	3,638,697	3,926,018
FNMA	4.00	9-1-2043	11,153,542	12,034,251
FNMA	4.00	10-1-2043	5,800,775	6,258,824
FNMA	4.00	10-1-2043	6,225,826	6,716,760
FNMA	4.00	12-1-2044	12,945,627	14,049,558
FNMA	4.00	4-1-2045	4,877,751	5,266,301
FNMA	4.00	5-1-2045	2,461,190	2,646,667
FNMA	4.00	6-1-2045	13,076,370	14,191,462
FNMA	4.00	6-1-2045	4,226,240	4,549,983
FNMA	4.00	6-1-2045	5,331,700	5,737,963
FNMA	4.00	7-1-2045	486,259	526,036
FNMA	4.00	8-1-2045	4,607,249	4,974,261
FNMA	4.00	8-1-2045	1,420,437	1,541,579
FNMA	4.00	8-1-2045	500,797	541,766
FNMA	4.00	9-1-2045	1,551,780	1,661,594
FNMA	4.00	9-1-2045	2,252,177	2,448,116
FNMA	4.00	9-1-2045	682,140	737,940
FNMA	4.00	10-1-2045	1,368,662	1,466,267
FNMA	4.00	10-1-2045	371,076	401,434
FNMA	4.00	11-1-2045	2,124,402	2,305,967
FNMA	4.00	11-1-2045	1,314,721	1,419,454
FNMA	4.00	11-1-2045	1,474,102	1,579,223
FNMA	4.00	11-1-2045	3,857,900	4,186,919
FNMA	4.00	11-1-2045	596,939	645,771
FNMA	4.00	12-1-2045	3,318,711	3,608,056
FNMA	4.00	12-1-2045	1,264,607	1,354,790
FNMA	4.00	12-1-2045	195,710	211,417
FNMA	4.00	12-1-2045	495,896	535,694

Portfolio of investments—May 31, 2016	Wells Fargo Core Bond Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	12-1-2045	$7,041,822	$7,643,654
FNMA	4.00	1-1-2046	741,522	794,380
FNMA	4.00	1-1-2046	2,542,228	2,744,670
FNMA	4.00	1-1-2046	4,114,870	4,481,704
FNMA	4.00	2-1-2046	500,333	541,250
FNMA	4.00	2-1-2046	409,336	442,814
FNMA	4.00	2-1-2046	777,493	844,659
FNMA	4.00	3-1-2046	786,651	850,979
FNMA	4.00	3-1-2046	4,922,692	5,302,092
FNMA	4.00	4-1-2046	3,112,117	3,351,974
FNMA	4.00	6-13-2046	1,600,000	1,708,000
FNMA ±	4.37	4-1-2040	2,307,517	2,443,347
FNMA	4.50	1-1-2020	4,556,347	4,700,402
FNMA	4.50	5-1-2034	2,445,606	2,719,198
FNMA	4.50	2-1-2044	14,393,935	15,894,690
FNMA	4.50	3-1-2044	1,663,323	1,839,118
FNMA	4.50	4-1-2044	7,883,053	8,707,612
FNMA	4.50	6-1-2044	774,850	843,300
FNMA	4.50	6-1-2044	5,748,294	6,349,285
FNMA	4.50	12-1-2045	222,647	247,896
FNMA	4.50	12-1-2045	319,347	352,913
FNMA	4.50	2-1-2046	210,078	232,287
FNMA	5.00	1-1-2040	4,270,052	4,836,796
FNMA	5.37	4-1-2017	2,304,000	2,336,761
FNMA	5.40	5-1-2017	2,825,142	2,875,618
FNMA	6.00	5-1-2017	4,893	4,949
FNMA	6.00	11-1-2017	1,357	1,375
FNMA	6.00	4-1-2022	13,456	15,327
FNMA	6.00	2-1-2029	12,659	14,552
FNMA	6.00	3-1-2033	68,084	78,766
FNMA	6.00	11-1-2033	24,777	28,691
FNMA	6.50	6-1-2017	2,943	2,972
FNMA	6.50	7-1-2017	11,589	11,749
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	451,580	516,157
FNMA Series 1999-54 Class LH	6.50	11-25-2029	15,935	18,466
FNMA Series 2005-31 Class PB	5.50	4-25-2035	70,000	82,618
FNMA Series 2007-108 Class AN ±	8.16	11-25-2037	881,934	1,045,245
FNMA Series 2012-134 Class LC	3.00	12-25-2042	2,811,396	2,900,230
FNMA Series 2012-411 Class A3	3.00	8-25-2042	1,994,825	2,010,116
GNMA	3.00	6-21-2046	9,200,000	9,518,044
GNMA %%	3.00	8-23-2046	75,600,000	77,918,180
GNMA %%	3.50	6-21-2046	2,600,000	2,743,915
GNMA %%	3.50	8-23-2046	96,100,000	101,149,046
GNMA	4.00	10-15-2041	677,968	737,160
GNMA	4.00	2-15-2042	1,055,272	1,146,592
GNMA	4.00	10-15-2043	695,580	755,659
GNMA	4.00	3-15-2045	2,076,169	2,256,809
GNMA	4.00	5-15-2045	479,803	521,568
GNMA	4.00	8-15-2045	1,692,825	1,840,203
GNMA	4.00	8-20-2045	290,981	315,744

6	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.00%	9-15-2045	$586,515	$637,744
GNMA	4.00	9-20-2045	3,516,472	3,765,254
GNMA	4.00	10-15-2045	1,032,117	1,122,370
GNMA	4.00	10-20-2045	2,061,452	2,222,314
GNMA	4.00	11-15-2045	1,599,752	1,739,909
GNMA	4.00	11-20-2045	1,878,444	2,038,374
GNMA	4.00	1-20-2046	684,927	743,245
GNMA	4.00	2-20-2046	32,980,001	35,208,766
GNMA	4.00	2-20-2046	1,113,471	1,192,387
GNMA	4.00	2-20-2046	2,598,530	2,782,696
GNMA	4.00	3-20-2046	6,352,774	6,801,906
GNMA	4.00	3-20-2046	938,190	1,004,520
GNMA	4.00	3-20-2046	6,155,026	6,580,256
GNMA	4.00	4-15-2046	901,890	981,036
GNMA	4.00	4-20-2046	989,702	1,073,758
GNMA	4.00	5-20-2046	4,058,093	4,345,002
GNMA	4.00	5-20-2046	580,237	621,260
GNMA	4.50	3-15-2041	1,360,417	1,528,292
GNMA	4.50	4-15-2045	173,098	194,419
GNMA	4.50	5-20-2045	313,390	343,781
GNMA	4.50	5-20-2045	1,205,389	1,314,566
GNMA	4.50	6-20-2045	1,774,185	1,948,656
GNMA	4.50	6-20-2045	232,928	255,657
GNMA	4.50	7-20-2045	2,030,115	2,204,853
GNMA	4.50	8-20-2045	1,074,870	1,162,158
GNMA	4.50	10-20-2045	194,217	213,211
GNMA	4.50	1-15-2046	374,405	419,850
GNMA	4.50	1-20-2046	361,940	397,342
GNMA	4.50	2-20-2046	409,408	449,448
GNMA	4.50	5-15-2046	433,959	488,135
GNMA	4.50	5-15-2046	120,367	135,879
GNMA	4.50	5-20-2046	1,792,238	1,963,621
GNMA	5.00	11-20-2045	751,580	829,374
Structured Agency Credit Risk Debt Note Series 14-HQ1 Class M1 ±	2.10	8-25-2024	921,170	923,693
Tennessee Valley Authority	2.88	9-15-2024	7,901,000	8,350,409
Tennessee Valley Authority	4.25	9-15-2065	4,977,000	5,317,228

Total Agency Securities (Cost $1,319,170,583)				1,325,492,614

Asset-Backed Securities: 13.21%
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	3,416,000	3,428,037
Ally Auto Receivables Trust Series 2014-4 Class A2	1.43	6-17-2019	9,704,000	9,708,417
Ally Auto Receivables Trust Series 2016-1 Class A2A	1.20	8-15-2018	3,550,000	3,552,861
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	13,065,000	13,080,442
Ally Master Owner Trust Series 2014-3A Class A	1.33	3-15-2019	721,000	720,732
Ally Master Owner Trust Series 2014-5 Class A1 ±	0.92	10-15-2019	7,789,000	7,768,118
Ally Master Owner Trust Series 2015-2 Class A1 ±	1.00	1-15-2021	4,301,000	4,310,419
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	5,013,000	5,019,703
Avis Budget Rental Car Funding LLC Series 2013-1A Class A 144A	1.92	9-20-2019	9,347,000	9,305,427
Avis Budget Rental Car Funding LLC Series 2014-2A Class A 144A	2.50	2-20-2021	2,932,000	2,942,679
Avis Budget Rental Car Funding LLC Series 2016-1A Class A 144A	2.99	6-20-2022	5,465,000	5,546,945

Portfolio of investments—May 31, 2016	Wells Fargo Core Bond Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Avis Budget Rental Car Funding LLC Series 2016-2A Class A 144A%%	2.72%	11-20-2022	$6,880,000	$6,918,734
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	2,168,044	2,166,490
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57	12-16-2019	1,539,000	1,538,373
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	1,498,000	1,498,520
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	3,366,000	3,359,999
California Republic Auto Receivables Trust Series 2015-2 Class A3	1.31	8-15-2019	2,122,000	2,118,640
California Republic Auto Receivables Trust Series 2015-4 Class A2 144A	1.60	9-17-2018	2,636,000	2,638,505
California Republic Auto Receivables Trust Series 2015-4 Class A4 144A	2.58	6-15-2021	3,548,000	3,587,852
California Republic Auto Receivables Trust Series 2016-1 Class A3	1.89	5-15-2020	4,994,000	4,994,836
California Republic Auto Receivables Trust Series 2016-1 Class A4	2.24	10-15-2021	2,780,000	2,781,571
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	2,520,605	2,521,320
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	1,438,000	1,440,436
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	3,158,000	3,160,543
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	4,100,000	4,109,904
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	1,482,000	1,484,682
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	737,000	738,878
Capital Auto Receivables Asset Trust Series 2015-1 Class A3	1.61	6-20-2019	4,284,000	4,295,616
Capital Auto Receivables Asset Trust Series 2015-1 Class A4	1.86	10-21-2019	4,734,000	4,761,573
Capital Auto Receivables Asset Trust Series 2015-2 Class A2	1.39	9-20-2018	2,306,000	2,308,310
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.73	9-20-2019	4,090,000	4,107,432
Capital Auto Receivables Asset Trust Series 2015-2 Class A4	1.97	1-21-2020	6,061,000	6,077,492
Capital Auto Receivables Asset Trust Series 2015-3 Class A1A 144A	1.39	2-20-2018	10,647,000	10,641,728
Capital Auto Receivables Asset Trust Series 2015-3 Class A3	1.94	1-21-2020	4,536,000	4,571,870
Capital Auto Receivables Asset Trust Series 2015-4 Class A2	1.62	3-20-2019	2,843,000	2,844,147
Capital Auto Receivables Asset Trust Series 2015-4 Class A3	1.83	3-20-2020	5,368,000	5,381,866
Capital Auto Receivables Asset Trust Series 2015-4 Class A4	2.01	7-20-2020	2,335,000	2,333,730
Capital Auto Receivables Asset Trust Series 2016-1 Class A2A	1.50	11-20-2018	6,560,000	6,567,836
Capital Auto Receivables Asset Trust Series 2016-1 Class A3	1.73	4-20-2020	5,325,000	5,335,895
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	2,405,000	2,401,838
Capital One Multi Asset Execution Trust 2016-A1 Class A1 ±	0.90	2-15-2022	17,837,000	17,898,939
Capital One Multi Asset Execution Trust Series 2016-A2 Class A2 ±	1.07	2-15-2024	9,434,000	9,493,322
Capital One Multi Asset Execution Trust Series 2015-A1 Class A	1.39	1-15-2021	498,000	498,714
Chrysler Capital Auto Receivables Series 2016-AA Class A3 144A	1.77	10-15-2020	8,321,000	8,339,620
Discover Card Execution Note Series 2016-A2 Class A2 ±	0.97	9-15-2021	16,036,000	16,130,398
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.57	10-15-2017	61,260	61,245
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	7,487,000	7,587,877
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	4,621,000	4,621,563
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	10,747,000	10,928,356
Ford Credit Auto Owner Trust Series 2016-1 Class A 144A	2.31	8-15-2027	14,875,000	15,006,009
Ford Credit Auto Owner Trust Series 2016-A Class A2A	1.12	12-15-2018	4,448,000	4,451,511
Ford Credit Auto Owner Trust Series 2016-B Class A4	1.52	8-15-2021	2,256,000	2,246,678
Ford Credit Floorplan Master Owner Trust Series 2012-2 Class A	1.92	1-15-2019	3,955,000	3,974,402
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	2,007,000	2,005,906
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A2 ±	1.00	1-15-2022	4,967,000	4,942,804
Ford Credit Floorplan Master Owner Trust Series 2016-1 Class A2 ±	1.33	2-15-2021	3,384,000	3,407,323
Hertz Vehicle Financing LLC Hertz Series 2015-1A Class A 144A	2.73	3-25-2021	2,528,000	2,535,048
Hyundai Auto Receivables Trust Series 2013-A Class A4	0.75	9-17-2018	1,179,328	1,178,422
Hyundai Auto Receivables Trust Series 2013-B Class A4	1.01	2-15-2019	1,482,000	1,482,220
Navient Student Loan Trust Series 2014-8 Class A2 ±	0.89	4-25-2023	2,624,000	2,606,049
Navient Student Loan Trust Series 2014-AA Class A2B 144A±	1.68	2-15-2029	3,977,000	3,957,115
Navient Student Loan Trust Series 2014-CTA Class A 144A±	1.13	9-16-2024	4,759,052	4,716,279

8	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Navient Student Loan Trust Series 2015-AA Class A2A 144A	2.65%	12-15-2028	$3,826,000	$3,810,533
Navient Student Loan Trust Series 2015-AA Class A2B 144A±	1.63	12-15-2028	1,936,000	1,912,630
Navient Student Loan Trust Series 2015-CA Class A 144A±	1.93	1-16-2035	4,082,650	4,098,198
Navient Student Loan Trust Series 2015-CA Class B 144A	3.25	5-15-2040	2,766,000	2,758,202
Navient Student Loan Trust Series 2016-AA Class A1 144A±	1.53	12-15-2025	3,680,939	3,687,782
Navient Student Loan Trust Series 2016-AA Class A2A 144A	3.91	12-15-2045	6,105,000	6,182,159
Navient Student Loan Trust Series 2016-AA Class A2B 144A±	2.58	12-15-2045	4,786,000	4,788,350
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	0.80	1-25-2037	3,983,344	3,805,384
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.82	10-27-2036	4,375,943	4,172,292
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.75	10-25-2033	4,943,000	4,620,304
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.72	3-23-2037	4,948,000	4,645,447
Nelnet Student Loan Trust Series 2005-3 Class A5 ±	0.74	12-24-2035	5,024,000	4,724,171
Nelnet Student Loan Trust Series 2005-4 Class A4 ±	0.80	3-22-2032	1,910,000	1,686,552
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	1.24	4-25-2046	1,483,536	1,471,458
Santander Drive Auto Receivables Trust Series 2016-2 Class A2A	1.38	7-15-2019	7,056,000	7,050,884
SLC Student Loan Trust Series 2007-2 Class A2 ±	1.03	5-15-2028	1,277,076	1,261,099
SLM Student Loan Trust Series 2004-10 Class A6A 144A±	1.19	4-27-2026	8,068,000	8,000,173
SLM Student Loan Trust Series 2004-3 Class A5 ±	0.81	7-25-2023	5,370,593	5,247,549
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.74	4-25-2025	381,269	378,185
SLM Student Loan Trust Series 2005-5 Class A4 ±	0.78	10-25-2028	7,533,000	7,094,582
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.84	7-27-2026	1,474,312	1,477,389
SLM Student Loan Trust Series 2005-6 Class A6 ±	0.78	10-27-2031	10,682,000	9,982,656
SLM Student Loan Trust Series 2005-7 Class A4 ±	0.79	10-25-2029	4,012,000	3,798,276
SLM Student Loan Trust Series 2005-9 Class A ±	0.76	1-27-2025	965,808	963,790
SLM Student Loan Trust Series 2006-2 Class A5 ±	0.75	7-25-2025	2,002,083	1,986,215
SLM Student Loan Trust Series 2006-3 Class A5 ±	0.74	1-25-2021	5,521,000	5,255,657
SLM Student Loan Trust Series 2007-2 Class A4 ±	0.70	7-25-2022	7,909,000	7,374,426
SLM Student Loan Trust Series 2007-2 Class B ±	0.81	7-25-2025	3,822,000	3,029,563
SLM Student Loan Trust Series 2007-3 Class A3 ±	0.68	4-25-2019	8,961,803	8,878,081
SLM Student Loan Trust Series 2007-5 Class A5 ±	0.72	1-25-2024	2,245,067	2,220,288
SLM Student Loan Trust Series 2010-1 Class A ±	0.85	3-25-2025	1,194,949	1,159,577
SLM Student Loan Trust Series 2011-A Class A1 144A±	1.43	10-15-2024	158,258	158,259
SLM Student Loan Trust Series 2011-A Class A2 144A	4.37	4-17-2028	806,000	830,479
SLM Student Loan Trust Series 2011-B Class A2 144A	3.74	2-15-2029	400,000	408,507
SLM Student Loan Trust Series 2012-6 Class A3 ±	1.20	5-26-2026	2,564,000	2,487,645
SLM Student Loan Trust Series 2012-6 Class B ±	1.45	4-27-2043	3,691,000	3,293,688
SLM Student Loan Trust Series 2012-B Class A2 144A	3.48	10-15-2030	1,555,991	1,582,990
SLM Student Loan Trust Series 2012-C Class A1 144A±	1.53	8-15-2023	758,527	758,631
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	7,528,000	7,578,502
SLM Student Loan Trust Series 2012-E Class A1 144A±	1.18	10-16-2023	1,064,353	1,062,780
SLM Student Loan Trust Series 2012-E Class A2 144A±	2.18	6-15-2045	2,506,000	2,525,677
SLM Student Loan Trust Series 2013-1 Class B ±	2.25	11-25-2043	1,164,000	1,051,933
SLM Student Loan Trust Series 2013-3 Class B ±	1.95	9-25-2043	1,719,000	1,560,407
SLM Student Loan Trust Series 2013-6 Class A3 ±	1.10	6-25-2055	8,294,000	8,066,661
SLM Student Loan Trust Series 2013-A Class A1 144A±	1.03	8-15-2022	73,075	73,051
SLM Student Loan Trust Series 2013-A Class A2A 144A	1.77	5-17-2027	1,664,000	1,652,268
SLM Student Loan Trust Series 2013-A Class A2B 144A±	1.48	5-17-2027	3,571,000	3,571,041
SLM Student Loan Trust Series 2013-B Class A1 144A±	1.08	7-15-2022	1,707,603	1,707,603
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	5,323,000	5,278,309
SLM Student Loan Trust Series 2013-C Class A2A 144A	2.94	10-15-2031	1,351,000	1,378,111

Portfolio of investments—May 31, 2016	Wells Fargo Core Bond Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2014-2 Class A3 ±	1.04%	3-25-2055	$11,563,000	$11,236,135
SLM Student Loan Trust Series 2014-2 Class B ±	1.95	1-25-2072	1,458,000	1,319,478
SLM Student Loan Trust Series 2014-A Class A1 144A±	1.03	7-15-2022	1,275,487	1,275,006
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	2,954,000	2,970,625
SMB Private Education Loan Trust Series 2015-A Class A1 144A±	1.03	7-17-2023	1,069,470	1,068,045
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	6,834,000	6,722,519
SMB Private Education Loan Trust Series 2015-A Class A2B 144A±	1.43	6-15-2027	5,971,000	5,819,455
SMB Private Education Loan Trust Series 2015-B Class A1 144A±	1.13	2-15-2023	254,523	254,240
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	8,437,000	8,616,303
SMB Private Education Loan Trust Series 2015-B Class A2B 144A±	1.63	7-15-2027	5,205,000	5,168,988
SMB Private Education Loan Trust Series 2015-C Class A1 144A±	1.33	7-15-2022	4,290,691	4,294,838
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	6,315,000	6,311,205
SMB Private Education Loan Trust Series 2015-C Class A2B 144A±	1.83	7-15-2027	2,535,000	2,524,868
SMB Private Education Loan Trust Series 2016-A Class A1 144A±	1.14	5-15-2023	5,417,000	5,417,000
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	10,311,000	10,314,815
SMB Private Education Loan Trust Series 2016-A Class A2B 144A±	1.94	5-15-2031	7,871,000	7,871,000
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	12,411,000	12,410,516
Trade Maps Limited Series 2013-1A Class A 144A±	1.14	12-10-2018	6,545,000	6,517,232
World Financial Network Credit Card Master Trust Series 2014-C Class A	1.54	8-16-2021	828,000	829,681

Total Asset-Backed Securities (Cost $575,588,312)				573,632,539

Corporate Bonds and Notes: 18.68%

Consumer Discretionary: 1.47%

Automobiles: 0.39%
BMW US Capital LLC Company 144A	1.50	4-11-2019	7,138,000	7,130,419
BMW US Capital LLC Company 144A	2.80	4-11-2026	4,115,000	4,114,284
General Motors Company	5.00	4-1-2035	2,246,000	2,193,219
General Motors Company	6.75	4-1-2046	890,000	1,041,193
Volkswagen Group America 144A	2.40	5-22-2020	2,333,000	2,311,644

				16,790,759

Hotels, Restaurants & Leisure: 0.21%
McDonald’s Corporation	2.75	12-9-2020	2,065,000	2,120,092
McDonald’s Corporation	3.70	1-30-2026	2,461,000	2,615,679
McDonald’s Corporation	4.88	12-9-2045	4,150,000	4,597,349

				9,333,120

Household Durables: 0.12%
Newell Brands Incorporated	5.50	4-1-2046	4,666,000	5,323,211

Media: 0.75%
Charter Communications 144A	4.91	7-23-2025	5,082,000	5,445,947
Charter Communications 144A	6.48	10-23-2045	5,038,000	5,811,353
Cox Communications Incorporated 144A	4.80	2-1-2035	1,442,000	1,304,290
Discovery Communications Incorporated	4.88	4-1-2043	1,140,000	1,009,367
Discovery Communications Incorporated	4.90	3-11-2026	2,965,000	3,128,493
Scripps Networks Interactive Incorporated	2.80	6-15-2020	2,209,000	2,226,000
Scripps Networks Interactive Incorporated	3.50	6-15-2022	1,912,000	1,956,356
Scripps Networks Interactive Incorporated	3.90	11-15-2024	2,988,000	3,052,565
Time Warner Cable Incorporated	2.95	7-15-2026	3,745,000	3,675,515

10	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Time Warner Cable Incorporated	6.55%	5-1-2037	$1,147,000	$1,291,423
Time Warner Incorporated	4.85	7-15-2045	791,000	826,843
Viacom Incorporated	4.85	12-15-2034	2,239,000	1,989,121
Viacom Incorporated	5.25	4-1-2044	794,000	714,361

				32,431,634

Consumer Staples: 1.79%

Beverages: 0.55%
Anheuser-Busch InBev Finance Company	2.65	2-1-2021	4,852,000	4,937,580
Anheuser-Busch InBev Finance Company	3.65	2-1-2026	11,459,000	11,908,136
Anheuser-Busch InBev Finance Company	4.90	2-1-2046	6,513,000	7,258,296

				24,104,012

Food & Staples Retailing: 0.22%
Walgreens Boots Alliance Incorporated %%	2.60	6-1-2021	5,690,000	5,707,935
Walgreens Boots Alliance Incorporated %%	3.45	6-1-2026	3,790,000	3,783,004

				9,490,939

Food Products: 0.64%
H. J. Heinz Company 144A	2.80	7-2-2020	6,484,000	6,651,274
Kraft Heinz Foods Company 144A	3.00	6-1-2026	7,835,000	7,723,861
WM Wrigley Jr. Company 144A	2.00	10-20-2017	1,363,000	1,374,971
WM Wrigley Jr. Company 144A	2.40	10-21-2018	1,999,000	2,029,581
WM Wrigley Jr. Company 144A	2.90	10-21-2019	4,308,000	4,437,468
WM Wrigley Jr. Company 144A	3.38	10-21-2020	5,195,000	5,448,448

				27,665,603

Tobacco: 0.38%
Philip Morris International Incorporated	2.13	5-10-2023	3,625,000	3,559,446
Philip Morris International Incorporated	4.25	11-10-2044	5,455,000	5,694,065
Reynolds American Incorporated	5.70	8-15-2035	3,082,000	3,621,236
Reynolds American Incorporated	5.85	8-15-2045	2,966,000	3,620,362

				16,495,109

Energy: 2.19%

Energy Equipment & Services: 0.12%
Halliburton Company	5.00	11-15-2045	2,055,000	2,101,718
Schlumberger Holdings Corporation 144A	4.00	12-21-2025	2,877,000	2,998,378

				5,100,096

Oil, Gas & Consumable Fuels: 2.07%
Anadarko Petroleum Corporation	5.55	3-15-2026	4,125,000	4,396,850
Anadarko Petroleum Corporation	6.60	3-15-2046	4,300,000	4,779,910
Apache Corporation	4.25	1-15-2044	2,245,000	2,026,391
Chevron Corporation	1.56	5-16-2019	7,585,000	7,590,181
Chevron Corporation	2.10	5-16-2021	10,320,000	10,314,365
Chevron Corporation	2.95	5-16-2026	8,475,000	8,504,603
Energy Transfer Partners LP	2.50	6-15-2018	3,100,000	3,057,115
Energy Transfer Partners LP	4.15	10-1-2020	1,564,000	1,542,179

Portfolio of investments—May 31, 2016	Wells Fargo Core Bond Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP	4.75%	1-15-2026	$1,910,000	$1,822,327
Energy Transfer Partners LP	6.13	12-15-2045	2,519,000	2,366,653
Entergy Louisiana LLC	3.05	6-1-2031	3,330,000	3,262,228
Enterprise Products Operating LLC	5.10	2-15-2045	810,000	822,236
Enterprise Products Operating LLC	5.95	2-1-2041	668,000	741,380
Eog Resources Incorporated	4.15	1-15-2026	3,309,000	3,522,368
Exxon Mobil Corporation	1.71	3-1-2019	2,895,000	2,916,400
Exxon Mobil Corporation	2.22	3-1-2021	5,775,000	5,850,052
Exxon Mobil Corporation	3.04	3-1-2026	975,000	1,002,482
Exxon Mobil Corporation	4.11	3-1-2046	5,425,000	5,768,999
Gulfstream Natural Gas System LLC 144A	5.95	10-15-2045	2,155,000	2,185,754
Kinder Morgan Energy Partners LP	5.30	12-1-2034	1,660,000	1,502,373
Kinder Morgan Incorporated	5.55	6-1-2045	2,540,000	2,336,002
Magellan Midstream Partners LP	5.00	3-1-2026	1,325,000	1,457,032
Marathon Petroleum Corporation	5.00	9-15-2054	424,000	335,825
Marathon Petroleum Corporation	5.85	12-15-2045	1,520,000	1,427,163
TC Pipelines LP	4.65	6-15-2021	869,000	844,108
Transcontinental Gas Pipe Line Company LLC 144A	7.85	2-1-2026	3,475,000	4,172,165
Valero Energy Corporation	4.90	3-15-2045	2,074,000	1,802,474
Western Gas Partners LP	5.38	6-1-2021	1,116,000	1,123,516
Western Gas Partners LP	5.45	4-1-2044	740,000	643,047
Williams Partners LP	4.00	9-15-2025	1,501,000	1,295,337
Williams Partners LP	5.10	9-15-2045	475,000	383,423

				89,794,938

Financials: 6.62%

Banks: 1.96%
Bank of America Corporation	2.63	4-19-2021	9,755,000	9,792,596
Bank of America Corporation	3.50	4-19-2026	5,155,000	5,222,350
Bank of America Corporation	4.45	3-3-2026	9,511,000	9,816,626
Bank of America Corporation	6.00	9-1-2017	4,745,000	4,991,754
BB&T Corporation	2.05	5-10-2021	10,778,000	10,737,238
Citigroup Incorporated	1.55	8-14-2017	6,626,000	6,632,361
Citigroup Incorporated	4.45	9-29-2027	9,102,000	9,227,644
Citigroup Incorporated	4.60	3-9-2026	4,915,000	5,100,674
JPMorgan Chase & Company %%	2.40	6-7-2021	5,900,000	5,890,619
JPMorgan Chase & Company	2.55	3-1-2021	5,690,000	5,736,334
JPMorgan Chase & Company %%	3.20	6-15-2026	5,900,000	5,897,463
JPMorgan Chase & Company	3.30	4-1-2026	5,759,000	5,824,704

				84,870,363

Capital Markets: 1.47%
Goldman Sachs Group Incorporated	2.63	4-25-2021	7,320,000	7,342,458
Goldman Sachs Group Incorporated	4.25	10-21-2025	4,198,000	4,275,323
Goldman Sachs Group Incorporated	4.75	10-21-2045	3,468,000	3,702,905
Goldman Sachs Group Incorporated	6.75	10-1-2037	3,621,000	4,403,527
Lazard Group LLC	3.75	2-13-2025	5,605,000	5,445,818
Lazard Group LLC	4.25	11-14-2020	3,308,000	3,474,035
Morgan Stanley	2.50	4-21-2021	9,806,000	9,779,014

12	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Morgan Stanley	3.95%	4-23-2027	$3,898,000	$3,886,439
Morgan Stanley	4.00	7-23-2025	14,175,000	14,883,509
PPL Capital Funding Incorporated	3.10	5-15-2026	6,555,000	6,487,241

				63,680,269

Consumer Finance: 1.26%
Capital One Financial Corporation	4.20	10-29-2025	3,857,000	3,940,616
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	1,805,000	1,828,987
Diamond 1 Finance Corporation 144A	6.02	6-15-2026	5,415,000	5,463,957
ERAC USA Finance LLC 144A	2.60	12-1-2021	4,910,000	4,910,633
ERAC USA Finance LLC 144A	3.30	12-1-2026	4,940,000	4,932,081
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,071,000	1,085,526
General Motors Financial Company	2.40	5-9-2019	7,345,000	7,337,420
General Motors Financial Company	3.45	4-10-2022	4,069,000	4,034,316
General Motors Financial Company	3.70	5-9-2023	6,275,000	6,206,414
General Motors Financial Company	4.20	3-1-2021	4,960,000	5,181,821
General Motors Financial Company	5.25	3-1-2026	4,875,000	5,245,271
Synchrony Financial	4.50	7-23-2025	4,321,000	4,522,428

				54,689,470

Diversified Financial Services: 0.41%
Berkshire Hathaway Incorporated	3.13	3-15-2026	8,520,000	8,799,294
General Electric Capital Corporation	5.88	1-14-2038	1,458,000	1,914,304
Murray Street Investment Trust I	4.65	3-9-2017	7,106,000	7,290,770

				18,004,368

Insurance: 0.56%
American International Group Incorporated	3.90	4-1-2026	4,065,000	4,115,357
American International Group Incorporated	4.38	1-15-2055	499,000	444,038
American International Group Incorporated	4.80	7-10-2045	475,000	473,970
Chubb INA Holdings Incorporated	3.35	5-3-2026	3,894,000	4,083,280
Chubb INA Holdings Incorporated	4.35	11-3-2045	3,010,000	3,289,557
Liberty Mutual Group Incorporated 144A	4.85	8-1-2044	3,478,000	3,397,909
Marsh & McLennan Companies	3.75	3-14-2026	3,282,000	3,378,458
MetLife Incorporated	4.60	5-13-2046	1,440,000	1,510,512
Metropolitan Life Global Funding I 144A	2.50	12-3-2020	2,990,000	3,034,010
Teachers Insurance and Annuity Association 144A	4.90	9-15-2044	636,000	689,877

				24,416,968

IT Services: 0.08%
Total System Services Incorporated	3.80	4-1-2021	1,815,000	1,881,647
Total System Services Incorporated	4.80	4-1-2026	1,655,000	1,745,855

				3,627,502

REITs: 0.81%
American Tower Corporation	2.80	6-1-2020	2,037,000	2,056,863
American Tower Corporation	3.30	2-15-2021	2,255,000	2,313,594
American Tower Corporation	3.45	9-15-2021	4,407,000	4,538,073

Portfolio of investments—May 31, 2016	Wells Fargo Core Bond Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
DDR Corporation	3.38%	5-15-2023	$3,961,000	$3,877,474
DDR Corporation	4.63	7-15-2022	4,771,000	5,076,554
Mid-America Apartments LP	3.75	6-15-2024	3,640,000	3,729,151
Mid-America Apartments LP	4.00	11-15-2025	1,870,000	1,938,018
Mid-America Apartments LP	4.30	10-15-2023	1,662,000	1,757,976
Tanger Properties LP	3.75	12-1-2024	1,878,000	1,896,172
Tanger Properties LP	3.88	12-1-2023	2,139,000	2,189,500
Wea Finance LLC 144A	3.25	10-5-2020	5,491,000	5,613,543

				34,986,918

Health Care: 1.26%

Biotechnology: 0.62%
AbbVie Incorporated	2.50	5-14-2020	6,274,000	6,330,717
AbbVie Incorporated	3.20	5-14-2026	2,930,000	2,907,284
AbbVie Incorporated	4.45	5-14-2046	2,815,000	2,785,690
Baxalta Incorporated 144A	4.00	6-23-2025	1,865,000	1,865,145
Baxalta Incorporated 144A	5.25	6-23-2045	4,154,000	4,240,391
Biogen Incorporated	5.20	9-15-2045	2,125,000	2,334,126
Celgene Corporation	2.88	8-15-2020	2,270,000	2,322,573
Celgene Corporation	5.00	8-15-2045	4,029,000	4,279,523

				27,065,449

Health Care Providers & Services: 0.24%
UnitedHealth Group Incorporated	2.13	3-15-2021	3,800,000	3,811,149
UnitedHealth Group Incorporated	3.10	3-15-2026	5,510,000	5,639,099
WellPoint Incorporated	5.10	1-15-2044	806,000	879,785

				10,330,033

Pharmaceuticals: 0.40%
Mylan Company 144A%%	3.95	6-15-2026	4,570,000	4,534,857
Mylan Company 144A%%	5.25	6-15-2046	2,865,000	2,864,542
Pfizer Incorporated %%	2.75	6-3-2026	5,090,000	5,088,677
Pfizer Incorporated	4.40	5-15-2044	4,235,000	4,664,683

				17,152,759

Industrials: 0.90%

Aerospace & Defense: 0.39%
Lockheed Martin Corporation	2.50	11-23-2020	3,980,000	4,051,572
Lockheed Martin Corporation	3.55	1-15-2026	3,358,000	3,562,647
Lockheed Martin Corporation	4.70	5-15-2046	2,375,000	2,656,668
Northrop Grumman Corporation	3.25	8-1-2023	4,917,000	5,159,452
Northrop Grumman Corporation	3.85	4-15-2045	1,459,000	1,447,722

				16,878,061

Air Freight & Logistics: 0.07%
FedEx Corporation	4.55	4-1-2046	2,955,000	3,042,489

14	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Construction & Engineering: 0.05%
Valmont Industries Incorporated	5.25%	10-1-2054	$2,331,000	$2,051,187

Road & Rail: 0.33%
Penske Truck Leasing Company LP 144A	3.05	1-9-2020	1,083,000	1,091,002
Penske Truck Leasing Company LP 144A	3.20	7-15-2020	5,376,000	5,437,238
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	4,747,000	4,723,868
Union Pacific Corporation	4.05	3-1-2046	2,965,000	3,079,778

				14,331,886

Transportation Infrastructure: 0.06%
Burlington North Santa Fe LLC	4.70	9-1-2045	2,544,000	2,872,293

Information Technology: 1.12%

IT Services: 0.39%
Fidelity National Information Services Incorporated	4.50	10-15-2022	1,867,000	2,001,474
Fidelity National Information Services Incorporated	2.85	10-15-2018	4,482,000	4,555,523
Fidelity National Information Services Incorporated	3.63	10-15-2020	3,420,000	3,569,259
Fidelity National Information Services Incorporated	5.00	10-15-2025	2,543,000	2,832,584
Visa Incorporated	3.15	12-14-2025	3,905,000	4,050,856

				17,009,696

Semiconductors & Semiconductor Equipment: 0.19%
Lam Research Corporation	2.80	6-15-2021	3,770,000	3,787,587
Lam Research Corporation	3.90	6-15-2026	4,235,000	4,293,651

				8,081,238

Technology Hardware, Storage & Peripherals: 0.54%
Apple Incorporated	2.25	2-23-2021	6,524,000	6,621,410
Apple Incorporated	4.65	2-23-2046	7,600,000	8,330,352
Hewlett Packard Enterprise Company 144A	4.90	10-15-2025	3,902,000	3,990,946
Hewlett Packard Enterprise Company 144A	6.35	10-15-2045	4,645,000	4,437,605

				23,380,313

Materials: 0.24%

Chemicals: 0.08%
Albemarle Corporation	5.45	12-1-2044	2,289,000	2,274,213
Mosaic Company	5.63	11-15-2043	1,077,000	1,135,059

				3,409,272

Containers & Packaging: 0.09%
International Paper Company	5.15	5-15-2046	3,687,000	3,845,910

Metals & Mining: 0.07%
Barrick Gold Finance Company LLC	4.40	5-30-2021	3,035,000	3,177,317

Portfolio of investments—May 31, 2016	Wells Fargo Core Bond Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 1.57%

Diversified Telecommunication Services: 1.57%
AT&T Incorporated	2.80%	2-17-2021	$4,145,000	$4,200,933
AT&T Incorporated	3.00	6-30-2022	7,334,000	7,341,019
AT&T Incorporated	3.40	5-15-2025	9,296,000	9,278,923
AT&T Incorporated	3.60	2-17-2023	4,180,000	4,288,195
AT&T Incorporated	3.80	3-15-2022	3,195,000	3,331,516
AT&T Incorporated	3.95	1-15-2025	5,762,000	5,976,807
AT&T Incorporated	4.13	2-17-2026	9,155,000	9,626,318
AT&T Incorporated	4.45	4-1-2024	4,242,000	4,539,288
AT&T Incorporated	4.80	6-15-2044	995,000	995,673
Verizon Communications Incorporated	4.27	1-15-2036	2,240,000	2,223,536
Verizon Communications Incorporated	4.40	11-1-2034	5,087,000	5,153,217
Verizon Communications Incorporated	4.86	8-21-2046	10,483,000	11,167,288

				68,122,713

Utilities: 1.59%

Electric Utilities: 1.03%
American Electric Power Company	1.65	12-15-2017	4,828,000	4,826,605
Cleco Corporate Holdings 144A	3.74	5-1-2026	3,050,000	3,043,787
Cleco Corporate Holdings 144A	4.97	5-1-2046	2,235,000	2,233,818
Commonwealth Edison Company	3.70	3-1-2045	892,000	880,971
Duke Energy Carolinas LLC	2.50	3-15-2023	3,210,000	3,246,616
Duke Energy Carolinas LLC	3.88	3-15-2046	1,655,000	1,692,666
Duke Energy Ohio Incorporated	3.75	4-15-2024	1,825,000	1,931,633
Duke Energy Ohio Incorporated	4.80	12-15-2045	1,655,000	1,830,912
Duke Energy Progress Incorporated	3.25	8-15-2025	2,464,000	2,590,699
Indiana Michigan Power Company	4.55	3-15-2046	1,595,000	1,697,787
Pacific Gas & Electric Company	2.95	3-1-2026	2,800,000	2,847,345
PECO Energy Company	3.15	10-15-2025	3,695,000	3,872,408
PPL Electric Utilities Corporation	4.15	10-1-2045	2,258,000	2,394,571
Sierra Pacific Power Company 144A	2.60	5-1-2026	3,670,000	3,643,870
Southern Company	4.40	7-1-2046	3,294,000	3,339,770
Southwestern Electric Power Company	3.90	4-1-2045	2,087,000	1,963,293
Virginia Electric & Power Company	3.15	1-15-2026	2,600,000	2,689,947

				44,726,698

Gas Utilities: 0.11%
Southern California Gas Company 1st Mortgage %%	2.60	6-15-2026	4,755,000	4,745,775

Multi-Utilities: 0.45%
Dominion Resources Incorporated	2.96	7-1-2019	1,685,000	1,695,631
Dominion Resources Incorporated	3.90	10-1-2025	968,000	1,001,534
Dominion Resources Incorporated	4.70	12-1-2044	2,714,000	2,835,471
MidAmerican Energy Company	3.50	10-15-2024	2,287,000	2,452,952
MidAmerican Energy Company	4.25	5-1-2046	2,292,000	2,512,188
Puget Energy Incorporated	6.00	9-1-2021	4,270,000	4,851,975
Sempra Energy	2.85	11-15-2020	4,195,000	4,289,471

				19,639,222

Total Corporate Bonds and Notes (Cost $793,938,757)				810,667,590

16	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 0.92%

California: 0.27%
California Build America Bonds (GO Revenue)	7.60%	11-1-2040	$3,560,000	$5,560,791
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	3,915,000	6,020,957

				11,581,748

Nevada: 0.19%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	5,545,000	8,326,483

New Jersey: 0.16%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	4,730,000	6,984,507

New York: 0.12%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	4,855,000	5,337,684

Ohio: 0.03%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	1,357,000	1,465,329

Texas: 0.15%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	4,230,000	6,258,708

Total Municipal Obligations (Cost $32,423,389)				39,954,459

Non-Agency Mortgage-Backed Securities: 3.10%
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A4 144A±	4.96	4-15-2044	4,684,000	5,150,349
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	4,207,000	4,470,041
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A2 144A	3.83	7-10-2046	631,124	648,091
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	5,684,000	6,140,081
Commercial Mortgage Pass-Through Certificate Series 2012-CR1 Class A2	2.35	5-15-2045	4,243,376	4,268,421
Commercial Mortgage Pass-Through Certificate Series 2012-CR4 Class A2	1.80	10-15-2045	1,125,000	1,122,983
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	1,038,000	1,094,251
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	1,392,000	1,425,403
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	374,000	410,114
Commercial Mortgage Pass-Through Certificate Series 2014-C19 Class A5	3.80	8-10-2047	106,000	114,452
Commercial Mortgage Pass-Through Certificate Series 2014-C4 Class A5	3.69	8-10-2047	1,267,000	1,346,958
Commercial Mortgage Pass-Through Certificate Series 2014-CR18 Class ASB	3.45	7-15-2047	1,707,000	1,805,004
Commercial Mortgage Pass-Through Certificate Series 2014-UBS2 Class A5	3.96	3-10-2047	1,000,000	1,083,395
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class AM	4.05	12-10-2047	4,175,000	4,459,240
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class ASB	3.39	12-10-2047	3,406,000	3,575,363
Commercial Mortgage Trust Series 2013-CR11 Class A1	1.47	10-10-2046	924,659	922,727
Commercial Mortgage Trust Series 2013-CR12 Class A1	1.30	10-10-2046	318,855	318,022
Commercial Real Estate Products & Resources Estate Series 2016-C4 Class ASB	3.09	5-10-2058	1,704,000	1,745,878
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	1,594,000	1,711,896
CSAIL Commercial Mortgage Trust Series 2015-C4 Class ASB	3.62	11-15-2048	3,940,000	4,179,760
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	865,000	918,194
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	87,101	87,615
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	2,960,000	3,259,131
GS Mortgage Securities Trust Series 2011-GC5 Class A2	3.00	8-10-2044	1,640,033	1,640,455
GS Mortgage Securities Trust Series 2012-GCJ7 Class A2	2.32	5-10-2045	3,739,407	3,755,208

Portfolio of investments—May 31, 2016	Wells Fargo Core Bond Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94%	5-10-2045	$519,000	$533,794
GS Mortgage Securities Trust Series 2013-GC16 Class A1	1.26	11-10-2046	210,222	210,344
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	1,754,000	1,869,057
GS Mortgage Securities Trust Series 2014-GC20 Class AAB	3.66	4-10-2047	2,641,000	2,817,569
GS Mortgage Securities Trust Series 2014-GC26 Class AAB	3.37	11-10-2047	1,159,000	1,220,280
GS Mortgage Securities Trust Series 2015-GC34 Class AAB	3.28	10-10-2048	2,006,000	2,097,288
GS Mortgage Securities Trust Series 2016-GS1 Class A3	3.73	11-10-2048	1,634,000	1,762,930
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	9,119,797	10,554,144
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-2032	2,561,000	2,736,397
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A2	2.98	11-15-2045	1,675,316	1,719,887
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C20 Class A5	3.80	7-15-2047	4,897,000	5,276,240
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2016-C2 Class ASB	2.95	6-15-2049	3,939,000	4,028,769
JPMorgan Chase Commercial Mortgage Securities Trust Series 2004-LN2 Class A2	5.12	7-15-2041	58,580	58,630
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	1,721,000	1,831,278
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,124,798	1,149,908
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	7,483,156	7,791,190
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A2	1.68	12-15-2047	1,391,294	1,393,764
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C25 Class ASB	3.41	11-15-2047	376,000	397,007
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	4,439,000	4,461,052
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class AS ±	4.23	7-15-2048	3,207,000	3,470,351
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C31 Class ASB	3.54	8-15-2048	1,293,000	1,372,940
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class ASB	3.73	1-15-2049	834,000	894,543
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-C1 Class ASB	3.32	3-15-2049	3,307,000	3,460,139
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	1,742,037	1,742,505
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	1,367,060	1,370,629
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C125 Class ASB	3.38	10-15-2048	2,742,000	2,882,558
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class A3	3.45	7-15-2050	1,027,000	1,080,033
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class ASB	3.29	1-15-2049	3,197,000	3,332,437
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	848,852	851,165
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A1	1.71	3-15-2049	2,420,813	2,415,906
Morgan Stanley Dean Witter Capital I Trust Series 2011-C3 Class A2	3.22	7-15-2049	1,429,397	1,430,946
Perpetual Savings Bank Series 1990-1 Class 1 ±	0.00	3-1-2020	26,036	25,881
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.97	2-25-2028	38,477	37,135
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A2	2.11	5-10-2063	2,441,000	2,453,990

Total Non-Agency Mortgage-Backed Securities (Cost $131,754,696)				134,383,718

U.S. Treasury Securities: 30.51%
U.S. Treasury Bond	2.50	2-15-2046	97,270,000	94,348,106
U.S. Treasury Bond	2.50	5-15-2046	21,802,000	21,169,241
U.S. Treasury Bond ##	2.88	8-15-2045	28,446,000	29,807,198

18	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.75%	1-31-2018	$117,195,000	$116,984,401
U.S. Treasury Note	0.75	4-30-2018	37,441,000	37,348,858
U.S. Treasury Note	0.88	11-30-2017	17,550,000	17,562,338
U.S. Treasury Note	0.88	3-31-2018	145,749,000	145,737,632
U.S. Treasury Note	0.88	5-31-2018	31,597,000	31,590,839
U.S. Treasury Note	0.88	4-15-2019	156,804,000	156,130,213
U.S. Treasury Note ##	0.88	5-15-2019	162,591,000	161,828,773
U.S. Treasury Note	1.00	5-15-2018	31,525,000	31,587,798
U.S. Treasury Note	1.25	3-31-2021	24,971,000	24,820,774
U.S. Treasury Note	1.38	1-31-2021	208,632,000	208,697,093
U.S. Treasury Note	1.38	5-31-2021	108,284,000	108,300,892
U.S. Treasury Note	1.63	11-30-2020	63,040,000	63,830,459
U.S. Treasury Note	1.63	5-31-2023	16,178,000	16,107,221
U.S. Treasury Note	1.63	2-15-2026	29,111,000	28,513,992
U.S. Treasury Note	1.63	5-15-2026	30,682,000	30,074,343

Total U.S. Treasury Securities (Cost $1,322,216,760)				1,324,440,171

Yankee Corporate Bonds and Notes: 5.22%

Consumer Discretionary: 0.20%

Media: 0.20%
British Sky Broadcasting Group plc 144A	3.75	9-16-2024	4,537,000	4,595,514
Grupo Televisa SAB	5.00	5-13-2045	1,990,000	1,837,785
Grupo Televisa SAB	6.13	1-31-2046	2,025,000	2,141,377

				8,574,676

Energy: 0.68%

Oil, Gas & Consumable Fuels: 0.68%
Canadian Natural Resources Limited	3.90	2-1-2025	1,654,000	1,526,700
Canadian Natural Resources Limited	6.25	3-15-2038	1,640,000	1,594,557
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	1,560,000	1,486,279
Petroleos Mexicanos Company	2.38	4-15-2025	3,266,100	3,324,449
Petroleos Mexicanos Company	2.46	12-15-2025	8,065,000	8,235,825
Petroleos Mexicanos Company	5.63	1-23-2046	2,721,000	2,309,449
Petroleos Mexicanos Company 144A	6.88	8-4-2026	2,830,000	3,075,078
Shell International Finance Company	1.88	5-10-2021	8,285,000	8,168,306

				29,720,643

Financials: 3.25%

Banks: 2.62%
Bank of Nova Scotia	1.88	4-26-2021	5,005,000	4,969,264
BNP Paribas 144A	4.38	5-12-2026	4,390,000	4,426,569
Commonwealth Bank of Australia 144A	2.85	5-18-2026	4,600,000	4,544,202
Credit Suisse Group Funding (Guernsey) Limited 144A	3.45	4-16-2021	6,667,000	6,721,649
Credit Suisse Group Funding Limited 144A	4.55	4-17-2026	8,195,000	8,428,058
DNB Bank ASA 144A%%	2.38	6-2-2021	9,155,000	9,177,796
HSBC	3.40	3-8-2021	6,295,000	6,441,510

Portfolio of investments—May 31, 2016	Wells Fargo Core Bond Portfolio	19

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
HSBC	3.90%	5-25-2026	$8,445,000	$8,548,629
Nordea Bank 144A	2.25	5-27-2021	10,975,000	10,985,020
Perrigo Finance Unlimited Company	4.38	3-15-2026	3,196,000	3,249,121
Royal Bank of Canada	2.30	3-22-2021	5,670,000	5,734,836
Royal Bank Scotland Group	4.80	4-5-2026	3,265,000	3,365,595
Santander UK Group Holdings plc 144A	4.75	9-15-2025	3,987,000	3,928,395
Toronto-Dominion Bank 144A	2.25	3-15-2021	10,695,000	10,803,265
UBS Group Funding Company 144A	3.00	4-15-2021	7,790,000	7,815,450
UBS Group Funding Company 144A	4.13	4-15-2026	5,285,000	5,428,266
Westpac Banking Corporation	2.10	5-13-2021	6,645,000	6,606,658
Westpac Banking Corporation	2.85	5-13-2026	2,505,000	2,487,207

				113,661,490

Consumer Finance: 0.14%
Volkswagen International Finance NV 144A	1.13	11-18-2016	6,064,000	6,064,000

Diversified Financial Services: 0.35%
BHP Billiton Finance USA Limited	5.00	9-30-2043	1,995,000	2,115,516
GE Capital International Funding Company 144A	4.42	11-15-2035	4,672,000	5,080,865
Shell International Finance BV	2.88	5-10-2026	4,974,000	4,915,506
Shell International Finance BV	4.00	5-10-2046	3,335,000	3,240,379

				15,352,266

Insurance: 0.14%
AIA Group Limited 144A	4.50	3-16-2046	2,495,000	2,553,747
Trinity Acquisition plc	3.50	9-15-2021	2,205,000	2,245,867
Trinity Acquisition plc	4.40	3-15-2026	1,180,000	1,206,300

				6,005,914

Health Care: 0.66%

Pharmaceuticals: 0.66%
Actavis Funding SCS	2.35	3-12-2018	2,974,000	2,997,902
Actavis Funding SCS	3.80	3-15-2025	11,546,000	11,704,977
Actavis Funding SCS	4.75	3-15-2045	4,195,000	4,137,302
Mylan Company 144A%%	3.15	6-15-2021	5,585,000	5,578,521
Perrigo Finance plc	3.90	12-15-2024	4,198,000	4,125,929

				28,544,631

Industrials: 0.07%

Marine: 0.07%
A.P. Moller-Maersk A/S 144A	3.88	9-28-2025	3,146,000	3,165,798

Information Technology: 0.09%

Internet Software & Services: 0.09%
Alibaba Group Holding Limited	3.60	11-28-2024	3,940,000	3,939,050

20	Wells Fargo Core Bond Portfolio	Portfolio of investments—May 31, 2016

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.19%

Chemicals: 0.04%
LYB International Finance BV	4.88%	3-15-2044	$1,739,000	$1,713,181

Metals & Mining: 0.15%
Rio Tinto Finance USA Limited	3.75	6-15-2025	6,400,000	6,378,982

Utilities: 0.08%

Electric Utilities: 0.08%
Electricite de France SA 144A	5.25	10-13-2055	2,625,000	2,654,439
Electricite de France SA 144A	6.00	1-22-2114	750,000	771,769

				3,426,208

Total Yankee Corporate Bonds and Notes (Cost $224,850,713)				226,546,839

Yankee Government Bonds: 2.19%
Abu Dhabi Government International 144A	2.13	5-3-2021	7,205,000	7,035,322
Abu Dhabi Government International 144A	3.13	5-3-2026	7,505,000	7,523,763
Hashemite Kingdom of Jordan	2.58	6-30-2022	5,672,000	5,935,793
Province of Ontario	1.63	1-18-2019	6,045,000	6,078,906
Province of Ontario	2.50	4-27-2026	4,064,000	4,088,335
Province of Quebec	2.50	4-20-2026	4,075,000	4,069,568
Republic of Paraguay 144A	5.00	4-15-2026	3,645,000	3,745,238
Republic of Paraguay 144A	6.10	8-11-2044	1,275,000	1,300,500
Republic of Slovenia 144A	5.25	2-18-2024	9,150,000	10,282,313
Republic of Slovenia 144A	5.50	10-26-2022	3,793,000	4,293,676
Republic of Slovenia 144A	5.85	5-10-2023	3,957,000	4,560,443
State of Israel	2.88	3-16-2026	2,335,000	2,345,512
State of Israel	4.50	1-30-2043	2,435,000	2,612,560
State of Qatar 144A%%	2.38	6-2-2021	7,340,000	7,239,075
State of Qatar 144A%%	3.25	6-2-2026	7,215,000	7,097,756
State of Qatar 144A%%	4.63	6-2-2046	1,790,000	1,787,763
United Mexican States	4.13	1-21-2026	10,020,000	10,445,850
United Mexican States	5.75	10-12-2049	4,585,000	4,607,925

Total Yankee Government Bonds (Cost $93,245,320)				95,050,298

	Yield		Shares

Short-Term Investments: 4.57%

Investment Companies: 4.57%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)##	0.41		198,368,365	198,368,365

Total Short-Term Investments (Cost $198,368,365)				198,368,365

Total investments in securities (Cost $4,691,556,895) *	108.93%	4,728,536,593
Other assets and liabilities, net	(8.93)	(387,701,535)

Total net assets	100.00%	$4,340,835,058

Portfolio of investments—May 31, 2016	Wells Fargo Core Bond Portfolio	21

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

##	All or a portion of this security is segregated for when-issued securities.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $4,697,050,907 and unrealized gains (losses) consists of:

Gross unrealized gains	$47,813,964
Gross unrealized losses	(16,328,278)

Net unrealized gains	$31,485,686

Portfolio of investments—May 31, 2016	Wells Fargo Index Portfolio	1

Security name	Shares	Value

Common Stocks: 98.62%

Consumer Discretionary: 12.38%

Auto Components: 0.34%
BorgWarner Incorporated	27,636	$940,453
Delphi Automotive plc	35,081	2,384,105
Johnson Controls Incorporated	81,938	3,617,563
The Goodyear Tire & Rubber Company	33,755	944,127

		7,886,248

Automobiles: 0.57%
Ford Motor Company	492,798	6,647,845
General Motors Company	177,656	5,557,080
Harley-Davidson Incorporated	23,261	1,079,078

		13,284,003

Distributors: 0.13%
Genuine Parts Company	18,899	1,831,691
LKQ Corporation †	38,705	1,279,974

		3,111,665

Diversified Consumer Services: 0.03%
H&R Block Incorporated	29,824	637,041

Hotels, Restaurants & Leisure: 1.73%
Carnival Corporation	56,962	2,719,366
Chipotle Mexican Grill Incorporated †	3,798	1,678,564
Darden Restaurants Incorporated	14,588	989,504
Marriott International Incorporated Class A «	24,030	1,586,941
McDonald’s Corporation	113,965	13,910,568
Royal Caribbean Cruises Limited «	21,435	1,658,855
Starbucks Corporation	186,834	10,255,318
Starwood Hotels & Resorts Worldwide Incorporated	21,332	1,566,409
Wyndham Worldwide Corporation	14,221	958,353
Wynn Resorts Limited «	10,289	989,596
Yum! Brands Incorporated	51,662	4,240,934

		40,554,408

Household Durables: 0.48%
DR Horton Incorporated	41,598	1,271,235
Garmin Limited	14,868	632,187
Harman International Industries Incorporated	8,992	703,534
Leggett & Platt Incorporated	17,152	862,060
Lennar Corporation Class A	22,766	1,037,447
Mohawk Industries Incorporated †	8,040	1,581,388
Newell Rubbermaid Incorporated	57,735	2,753,382
PulteGroup Incorporated	40,161	753,420
Whirlpool Corporation	9,762	1,704,640

		11,299,293

2	Wells Fargo Index Portfolio	Portfolio of investments—May 31, 2016

Security name	Shares	Value

Internet & Catalog Retail: 2.20%
Amazon.com Incorporated †	48,803	$35,274,320
Expedia Incorporated	14,977	1,666,041
Netflix Incorporated †	54,110	5,550,063
The Priceline Group Incorporated †	6,272	7,929,878
TripAdvisor Incorporated †	14,400	975,456

		51,395,758

Leisure Products: 0.11%
Hasbro Incorporated	14,197	1,239,256
Mattel Incorporated	42,977	1,370,107

		2,609,363

Media: 2.76%
Cablevision Systems Corporation New York Group Class A	28,127	975,444
CBS Corporation Class B	53,318	2,943,154
Comcast Corporation Class A	307,530	19,466,649
Discovery Communications Incorporated Class A †	18,972	528,370
Discovery Communications Incorporated Class C †	30,082	805,295
Interpublic Group of Companies Incorporated	50,830	1,214,837
News Corporation Class A	48,031	574,451
News Corporation Class B	13,626	168,145
Omnicom Group Incorporated	30,285	2,523,649
Scripps Networks Interactive Incorporated Class A	11,991	771,501
Tegna Incorporated	27,773	637,668
The Walt Disney Company	189,735	18,825,507
Time Warner Incorporated	99,877	7,556,694
Twenty-First Century Fox Incorporated Class A	141,500	4,086,520
Twenty-First Century Fox Incorporated Class B	54,505	1,593,726
Viacom Incorporated Class B	43,793	1,943,095

		64,614,705

Multiline Retail: 0.60%
Dollar General Corporation	36,775	3,306,073
Dollar Tree Incorporated †	29,679	2,687,137
Kohl’s Corporation	23,994	864,744
Macy’s Incorporated	39,222	1,302,563
Nordstrom Incorporated «	16,229	616,377
Target Corporation	76,123	5,235,740

		14,012,634

Specialty Retail: 2.61%
Advance Auto Parts Incorporated	9,268	1,425,789
AutoNation Incorporated †	9,352	471,715
AutoZone Incorporated †	3,818	2,910,080
Bed Bath & Beyond Incorporated	20,678	925,341
Best Buy Company Incorporated	35,611	1,145,606
CarMax Incorporated «†	24,740	1,327,548
Foot Locker Incorporated	17,350	970,212

Portfolio of investments—May 31, 2016	Wells Fargo Index Portfolio	3

Security name	Shares	Value

Specialty Retail (continued)
L Brands Incorporated	32,195	$2,206,967
Lowe’s Companies Incorporated	115,671	9,268,717
O’Reilly Automotive Incorporated †	12,285	3,248,523
Ross Stores Incorporated	51,193	2,733,706
Signet Jewelers Limited	10,053	994,945
Staples Incorporated	81,625	718,300
The Gap Incorporated	28,603	514,568
The Home Depot Incorporated	160,262	21,173,815
The TJX Companies Incorporated	84,630	6,442,036
Tiffany & Company	14,099	873,574
Tractor Supply Company	16,905	1,624,571
ULTA Salon, Cosmetics and Fragrance Incorporated †	8,052	1,876,197
Urban Outfitters Incorporated †	10,974	313,088

		61,165,298

Textiles, Apparel & Luxury Goods: 0.82%
Coach Incorporated	35,101	1,383,681
HanesBrands Incorporated	49,508	1,340,182
Michael Kors Holdings Limited †	22,680	968,890
Nike Incorporated Class B	170,629	9,422,133
PVH Corporation	10,358	971,580
Ralph Lauren Corporation	7,348	693,137
Under Armour Incorporated Class A «	22,961	866,319
Under Armour Incorporated Class C †	22,961	802,946
VF Corporation	42,924	2,675,024

		19,123,892

Consumer Staples: 9.94%

Beverages: 2.24%
Brown-Forman Corporation Class B	12,703	1,245,783
Constellation Brands Incorporated Class A	22,232	3,404,831
Dr Pepper Snapple Group Incorporated	23,681	2,164,443
Molson Coors Brewing Company Class B	23,236	2,304,546
Monster Beverage Corporation †	18,981	2,847,150
PepsiCo Incorporated	182,703	18,484,063
The Coca-Cola Company	492,530	21,966,838

		52,417,654

Food & Staples Retailing: 2.27%
Costco Wholesale Corporation	55,589	8,269,976
CVS Health Corporation	138,851	13,392,179
Sysco Corporation	66,371	3,193,109
The Kroger Company	123,207	4,405,882
Wal-Mart Stores Incorporated	198,315	14,036,736
Walgreens Boots Alliance Incorporated	109,084	8,443,102
Whole Foods Market Incorporated	41,032	1,327,385

		53,068,369

4	Wells Fargo Index Portfolio	Portfolio of investments—May 31, 2016

Security name	Shares	Value

Food Products: 1.70%
Archer Daniels Midland Company	75,251	$3,218,485
Campbell Soup Company	22,729	1,376,696
ConAgra Foods Incorporated	54,875	2,507,788
General Mills Incorporated	75,000	4,708,500
Hormel Foods Corporation	34,161	1,175,480
Kellogg Company	31,877	2,370,692
McCormick & Company Incorporated	14,583	1,415,572
Mead Johnson Nutrition Company	23,568	1,939,175
Mondelez International Incorporated Class A	198,306	8,822,634
The Hershey Company	18,130	1,683,371
The J.M. Smucker Company	15,128	1,953,781
The Kraft Heinz Company	75,158	6,252,394
Tyson Foods Incorporated Class A	37,048	2,362,921

		39,787,489

Household Products: 1.90%
Church & Dwight Company Incorporated	16,397	1,614,777
Colgate-Palmolive Company	112,844	7,945,346
Kimberly-Clark Corporation	45,618	5,795,311
The Clorox Company	16,362	2,103,171
The Procter & Gamble Company	335,289	27,171,821

		44,630,426

Personal Products: 0.11%
The Estee Lauder Companies Incorporated Class A	28,051	2,574,521

Tobacco: 1.72%
Altria Group Incorporated	247,486	15,750,009
Philip Morris International	195,840	19,325,491
Reynolds American Incorporated	104,643	5,200,757

		40,276,257

Energy: 7.03%

Energy Equipment & Services: 1.04%
Baker Hughes Incorporated	55,346	2,566,947
Diamond Offshore Drilling Incorporated «	8,148	210,381
FMC Technologies Incorporated †	28,681	780,984
Halliburton Company	108,496	4,576,361
Helmerich & Payne Incorporated «	13,653	834,881
National Oilwell Varco Incorporated	47,502	1,565,191
Schlumberger Limited	175,750	13,409,725
Transocean Limited «	43,263	423,545

		24,368,015

Oil, Gas & Consumable Fuels: 5.99%
Anadarko Petroleum Corporation	64,268	3,332,938
Apache Corporation	47,818	2,732,321
Cabot Oil & Gas Corporation	57,900	1,387,863

Portfolio of investments—May 31, 2016	Wells Fargo Index Portfolio	5

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corporation «†	65,403	$280,579
Chevron Corporation	238,034	24,041,434
Cimarex Energy Company	11,985	1,393,616
Columbia Pipeline Group Incorporated	50,541	1,290,817
Concho Resources Incorporated †	16,323	1,980,633
ConocoPhillips	156,258	6,842,538
Devon Energy Corporation	64,503	2,327,913
EOG Resources Incorporated	69,506	5,655,008
EQT Corporation	21,510	1,575,608
Exxon Mobil Corporation	524,916	46,728,022
Hess Corporation	33,471	2,005,917
Kinder Morgan Incorporated	231,299	4,181,886
Marathon Oil Corporation	106,637	1,393,746
Marathon Petroleum Corporation	66,895	2,329,953
Murphy Oil Corporation	20,441	631,831
Newfield Exploration Company †	25,044	1,021,044
Noble Energy Incorporated	54,207	1,937,900
Occidental Petroleum Corporation	96,551	7,283,807
ONEOK Incorporated	26,543	1,147,985
Phillips 66 Company	59,338	4,768,402
Pioneer Natural Resources Company	20,637	3,308,524
Range Resources Corporation «	21,436	912,959
Southwestern Energy Company «†	49,254	673,302
Spectra Energy Corporation	84,879	2,704,245
Tesoro Corporation	15,080	1,177,446
The Williams Companies Incorporated	86,277	1,911,898
Valero Energy Corporation	59,458	3,252,353

		140,212,488

Financials: 16.07%

Banks: 5.55%
Bank of America Corporation	1,305,178	19,303,583
BB&T Corporation	102,630	3,732,653
Citigroup Incorporated	372,647	17,354,171
Citizens Financial Group Incorporated	66,716	1,571,162
Comerica Incorporated	22,105	1,041,146
Fifth Third Bancorp	99,002	1,868,168
Huntington Bancshares Incorporated	100,493	1,050,152
JPMorgan Chase & Company	463,928	30,280,581
KeyCorp	105,622	1,354,074
M&T Bank Corporation	20,110	2,403,145
People’s United Financial Incorporated	39,240	623,131
PNC Financial Services Group Incorporated	63,341	5,684,221
Regions Financial Corporation	162,784	1,600,167
SunTrust Banks Incorporated	63,833	2,797,162
US Bancorp	206,424	8,839,076
Wells Fargo & Company (l)	583,952	29,618,045
Zions Bancorporation	25,850	724,317

		129,844,954

6	Wells Fargo Index Portfolio	Portfolio of investments—May 31, 2016

Security name	Shares	Value

Capital Markets: 1.93%
Affiliated Managers Group Incorporated †	6,825	$1,184,274
Ameriprise Financial Incorporated	21,358	2,171,468
Bank of New York Mellon Corporation	135,983	5,719,445
BlackRock Incorporated	15,956	5,805,591
Charles Schwab Corporation	151,894	4,644,919
E*TRADE Financial Corporation †	35,735	996,649
Franklin Resources Incorporated	47,194	1,762,696
Goldman Sachs Group Incorporated	49,649	7,918,023
Invesco Limited	52,636	1,652,770
Legg Mason Incorporated	13,614	469,683
Morgan Stanley	193,102	5,285,202
Northern Trust Corporation	27,207	2,016,039
State Street Corporation	50,563	3,188,503
T. Rowe Price Group Incorporated	31,370	2,417,372

		45,232,634

Consumer Finance: 0.79%
American Express Company	103,578	6,811,289
Capital One Financial Corporation	66,662	4,882,325
Discover Financial Services	52,356	2,974,344
Navient Corporation	43,333	594,095
Synchrony Financial †	105,397	3,288,386

		18,550,439

Diversified Financial Services: 2.10%
Berkshire Hathaway Incorporated Class B †	236,820	33,282,683
CME Group Incorporated	42,776	4,187,343
Intercontinental Exchange Incorporated	15,028	4,074,391
Leucadia National Corporation	42,125	762,463
Moody’s Corporation	21,433	2,114,151
S&P Global Incorporated	33,534	3,749,437
The NASDAQ OMX Group Incorporated	14,501	957,211

		49,127,679

Insurance: 2.71%
AFLAC Incorporated	53,089	3,687,562
American International Group Incorporated	145,292	8,409,501
Aon plc	34,139	3,730,369
Arthur J. Gallagher & Company	22,377	1,081,480
Assurant Incorporated	8,188	715,549
Chubb Limited	58,252	7,375,286
Cincinnati Financial Corporation	18,696	1,291,894
Lincoln National Corporation	30,457	1,396,453
Loews Corporation	33,851	1,370,288
Marsh & McLennan Companies Incorporated	65,884	4,352,956
MetLife Incorporated	138,621	6,314,187
Principal Financial Group Incorporated	34,282	1,527,606
Prudential Financial Incorporated	56,375	4,467,719

Portfolio of investments—May 31, 2016	Wells Fargo Index Portfolio	7

Security name	Shares	Value

Insurance (continued)
The Allstate Corporation	47,818	$3,228,193
The Hartford Financial Services Group Incorporated	50,141	2,264,869
The Progressive Corporation	73,860	2,459,538
The Travelers Companies Incorporated	37,286	4,255,824
Torchmark Corporation	14,255	878,536
Unum Group	30,192	1,114,689
Willis Towers Watson plc	17,465	2,235,869
XL Group plc	36,883	1,266,931

		63,425,299

Real Estate Management & Development: 0.05%
CBRE Group Incorporated Class A †	36,756	1,097,167

REITs: 2.94%
American Tower Corporation	53,581	5,667,798
Apartment Investment & Management Company Class A	19,795	844,257
AvalonBay Communities Incorporated	17,317	3,114,982
Boston Properties Incorporated	19,414	2,438,981
Crown Castle International Corporation	42,189	3,831,183
Digital Realty Trust Incorporated	18,498	1,765,634
Equinix Incorporated	8,709	3,152,658
Equity Residential Company Limited	46,155	3,194,388
Essex Property Trust Incorporated	8,268	1,878,738
Extra Space Storage Incorporated	15,807	1,469,577
Federal Realty Investment Trust	8,806	1,348,991
General Growth Properties Incorporated	73,614	1,978,008
HCP Incorporated	58,844	1,934,202
Host Hotels & Resorts Incorporated	95,089	1,464,371
Iron Mountain Incorporated	30,479	1,119,798
Kimco Realty Corporation	52,294	1,473,645
Prologis Incorporated	66,332	3,152,760
Public Storage Incorporated	18,616	4,723,065
Realty Income Corporation «	31,653	1,902,029
Simon Property Group Incorporated	39,110	7,729,700
SL Green Realty Corporation	12,647	1,281,900
The Macerich Company	16,025	1,223,028
UDR Incorporated	33,766	1,216,589
Ventas Incorporated	42,480	2,817,698
Vornado Realty Trust	22,406	2,140,221
Welltower Incorporated	44,890	3,093,370
Weyerhaeuser Company	94,431	2,974,577

		68,932,148

Health Care: 14.50%

Biotechnology: 3.26%
AbbVie Incorporated	203,663	12,816,513
Alexion Pharmaceuticals Incorporated †	28,477	4,297,179
Amgen Incorporated	95,066	15,015,675
Baxalta Incorporated	86,110	3,894,755

8	Wells Fargo Index Portfolio	Portfolio of investments—May 31, 2016

Security name	Shares	Value

Biotechnology (continued)
Biogen Idec Incorporated †	27,641	$8,008,427
Celgene Corporation †	98,804	10,425,798
Gilead Sciences Incorporated	172,772	15,041,530
Regeneron Pharmaceuticals Incorporated †	9,869	3,937,040
Vertex Pharmaceuticals Incorporated †	31,144	2,901,064

		76,337,981

Health Care Equipment & Supplies: 2.34%
Abbott Laboratories	186,220	7,379,899
Baxter International Incorporated «	69,252	2,988,916
Becton Dickinson & Company	26,774	4,456,532
Boston Scientific Corporation †	170,433	3,870,533
C.R. Bard Incorporated	9,320	2,041,453
Dentsply Sirona Incorporated	30,497	1,895,694
Edwards Lifesciences Corporation †	27,126	2,671,911
Hologic Incorporated †	31,211	1,073,971
Intuitive Surgical Incorporated †	4,725	2,999,005
Medtronic plc	177,741	14,304,596
St. Jude Medical Incorporated	35,850	2,809,206
Stryker Corporation	39,602	4,402,158
Varian Medical Systems Incorporated †	12,072	999,441
Zimmer Holdings Incorporated	22,620	2,762,128

		54,655,443

Health Care Providers & Services: 2.65%
Aetna Incorporated	44,190	5,003,634
AmerisourceBergen Corporation	24,220	1,816,016
Anthem Incorporated	33,035	4,365,906
Cardinal Health Incorporated	41,628	3,286,531
Centene Corporation †	21,481	1,339,340
CIGNA Corporation	32,329	4,141,668
DaVita HealthCare Partners Incorporated †	20,945	1,619,467
Express Scripts Holding Company †	79,987	6,043,018
HCA Holdings Incorporated †	38,636	3,014,381
Henry Schein Incorporated †	10,358	1,799,495
Humana Incorporated	18,746	3,233,872
Laboratory Corporation of America Holdings †	12,855	1,644,797
McKesson Corporation	28,894	5,291,647
Patterson Companies Incorporated	10,557	515,287
Quest Diagnostics Incorporated	18,045	1,392,533
UnitedHealth Group Incorporated	120,167	16,062,723
Universal Health Services Incorporated Class B	11,425	1,540,776

		62,111,091

Health Care Technology: 0.09%
Cerner Corporation †	38,251	2,127,138

Portfolio of investments—May 31, 2016	Wells Fargo Index Portfolio	9

Security name	Shares	Value

Life Sciences Tools & Services: 0.61%
Agilent Technologies Incorporated	41,431	$1,901,269
Illumina Incorporated †	18,581	2,691,086
PerkinElmer Incorporated	13,878	759,821
Thermo Fisher Scientific Incorporated	50,088	7,601,856
Waters Corporation †	10,271	1,412,776

		14,366,808

Pharmaceuticals: 5.55%
Allergan plc †	49,889	11,761,332
Bristol-Myers Squibb Company	211,023	15,130,349
Eli Lilly & Company	123,035	9,231,316
Endo International plc †	25,840	408,530
Johnson & Johnson	348,788	39,304,920
Mallinckrodt plc †	14,146	896,291
Merck & Company Incorporated	350,798	19,735,895
Mylan NV †	52,100	2,258,014
Perrigo Company plc	18,505	1,773,519
Pfizer Incorporated	764,495	26,527,977
Zoetis Incorporated	57,815	2,741,587

		129,769,730

Industrials: 9.89%

Aerospace & Defense: 2.47%
General Dynamics Corporation	36,972	5,245,218
Honeywell International Incorporated	97,244	11,069,285
L-3 Communications Holdings Incorporated	9,836	1,349,598
Lockheed Martin Corporation	33,208	7,844,726
Northrop Grumman Corporation	22,872	4,864,188
Raytheon Company	37,794	4,900,748
Rockwell Collins Incorporated	16,575	1,465,230
Textron Incorporated	34,277	1,304,583
The Boeing Company	78,717	9,930,150
United Technologies Corporation	98,326	9,889,629

		57,863,355

Air Freight & Logistics: 0.72%
C.H. Robinson Worldwide Incorporated	18,106	1,357,588
Expeditors International of Washington Incorporated	23,018	1,117,524
FedEx Corporation	32,400	5,345,028
United Parcel Service Incorporated Class B	87,240	8,993,572

		16,813,712

Airlines: 0.56%
Alaska Air Group Incorporated	15,766	1,046,862
American Airlines Group Incorporated	76,223	2,432,276
Delta Air Lines Incorporated	98,405	4,276,681
Southwest Airlines Company	80,653	3,426,139
United Continental Holdings Incorporated †	42,575	1,919,707

		13,101,665

10	Wells Fargo Index Portfolio	Portfolio of investments—May 31, 2016

Security name	Shares	Value

Building Products: 0.09%
Allegion plc	12,147	$821,623
Masco Corporation	42,210	1,377,734

		2,199,357

Commercial Services & Supplies: 0.41%
Cintas Corporation	11,071	1,049,531
Pitney Bowes Incorporated	24,214	451,107
Republic Services Incorporated	30,079	1,452,214
Stericycle Incorporated †	10,742	1,052,609
Tyco International plc	53,673	2,287,543
Waste Management Incorporated	52,388	3,193,049

		9,486,053

Construction & Engineering: 0.09%
Fluor Corporation	17,559	926,764
Jacobs Engineering Group Incorporated †	15,489	785,137
Quanta Services Incorporated †	19,091	458,757

		2,170,658

Electrical Equipment: 0.54%
Acuity Brands Incorporated	5,534	1,433,527
AMETEK Incorporated	29,772	1,423,697
Eaton Corporation plc	58,006	3,574,910
Emerson Electric Company	81,291	4,228,758
Rockwell Automation Incorporated	16,612	1,927,823

		12,588,715

Industrial Conglomerates: 2.48%
3M Company	76,478	12,872,777
Danaher Corporation	75,566	7,432,672
General Electric Company	1,179,405	35,653,413
Roper Industries Incorporated	12,775	2,185,547

		58,144,409

Machinery: 1.27%
Caterpillar Incorporated	73,607	5,337,244
Cummins Incorporated	20,492	2,345,719
Deere & Company	37,865	3,115,911
Dover Corporation	19,593	1,307,833
Flowserve Corporation	16,441	791,305
Illinois Tool Works Incorporated	41,383	4,387,839
Ingersoll-Rand plc	32,466	2,169,053
Paccar Incorporated	44,412	2,475,969
Parker-Hannifin Corporation	17,077	1,961,123
Pentair plc	23,061	1,389,195
Snap-on Incorporated	7,343	1,188,244
Stanley Black & Decker Incorporated	19,255	2,179,281
Xylem Incorporated	22,561	1,007,574

		29,656,290

Portfolio of investments—May 31, 2016	Wells Fargo Index Portfolio	11

Security name	Shares	Value

Professional Services: 0.31%
Dun & Bradstreet Corporation	4,572	$580,187
Equifax Incorporated	15,005	1,886,579
Nielsen Holdings plc	45,742	2,442,165
Robert Half International Incorporated	16,578	689,479
Verisk Analytics Incorporated †	19,541	1,551,360

		7,149,770

Road & Rail: 0.77%
CSX Corporation	121,744	3,217,694
J.B. Hunt Transport Services Incorporated	11,261	931,510
Kansas City Southern	13,714	1,276,773
Norfolk Southern Corporation	37,693	3,168,474
Ryder System Incorporated	6,762	470,770
Union Pacific Corporation	106,988	9,007,320

		18,072,541

Trading Companies & Distributors: 0.18%
Fastenal Company	36,470	1,678,714
United Rentals Incorporated †	11,499	801,135
W.W. Grainger Incorporated «	7,178	1,639,096

		4,118,945

Information Technology: 20.09%

Communications Equipment: 0.99%
Cisco Systems Incorporated	636,069	18,477,804
F5 Networks Incorporated †	8,691	957,748
Harris Corporation	15,756	1,241,100
Juniper Networks Incorporated	44,493	1,041,581
Motorola Solutions Incorporated	20,053	1,389,071

		23,107,304

Electronic Equipment, Instruments & Components: 0.36%
Amphenol Corporation Class A	38,937	2,286,381
Corning Incorporated	140,665	2,938,492
FLIR Systems Incorporated	17,388	541,636
TE Connectivity Limited	46,728	2,803,680

		8,570,189

Internet Software & Services: 4.25%
Akamai Technologies Incorporated †	22,341	1,219,372
Alphabet Incorporated Class A †	36,983	27,694,720
Alphabet Incorporated Class C †	37,562	27,635,115
eBay Incorporated	137,071	3,352,757
Facebook Incorporated Class A †	290,084	34,464,880
VeriSign Incorporated †	12,177	1,040,646
Yahoo! Incorporated †	110,104	4,177,346

		99,584,836

12	Wells Fargo Index Portfolio	Portfolio of investments—May 31, 2016

Security name	Shares	Value

IT Services: 3.77%
Accenture plc Class A	79,369	$9,442,530
Alliance Data Systems Corporation †	7,491	1,664,425
Automatic Data Processing Incorporated	57,823	5,079,172
Cognizant Technology Solutions Corporation Class A †	76,994	4,730,511
CSRA Incorporated	17,225	426,663
Fidelity National Information Services Incorporated	34,899	2,591,949
Fiserv Incorporated †	28,180	2,968,199
Global Payments Incorporated	19,477	1,513,168
International Business Machines Corporation	111,740	17,178,908
MasterCard Incorporated Class A	123,941	11,885,942
Paychex Incorporated	40,606	2,201,657
PayPal Holdings Incorporated †	140,639	5,314,748
Teradata Corporation †	16,811	476,424
Total System Services Incorporated	21,301	1,143,864
Visa Incorporated Class A	242,581	19,149,344
Western Union Company	63,443	1,233,966
Xerox Corporation	120,350	1,199,890

		88,201,360

Semiconductors & Semiconductor Equipment: 2.78%
Analog Devices Incorporated	39,187	2,292,440
Applied Materials Incorporated	142,926	3,490,253
Broadcom Limited	46,870	7,234,853
First Solar Incorporated †	9,648	479,023
Intel Corporation	597,122	18,863,084
KLA-Tencor Corporation	19,676	1,434,971
Lam Research Corporation	20,084	1,663,156
Linear Technology Corporation	30,254	1,431,619
Microchip Technology Incorporated	26,987	1,394,688
Micron Technology Incorporated †	131,136	1,668,050
NVIDIA Corporation	64,604	3,018,299
Qorvo Incorporated †	16,319	831,779
QUALCOMM Incorporated	188,956	10,377,464
Skyworks Solutions Incorporated	24,227	1,617,395
Texas Instruments Incorporated	127,066	7,700,200
Xilinx Incorporated	32,301	1,530,744

		65,028,018

Software: 4.21%
Activision Blizzard Incorporated	64,104	2,516,723
Adobe Systems Incorporated †	62,990	6,265,615
Autodesk Incorporated †	28,481	1,659,588
CA Incorporated	37,402	1,208,833
Citrix Systems Incorporated †	19,463	1,652,798
Electronic Arts Incorporated †	39,097	3,000,695
Intuit Incorporated	32,463	3,462,504
Microsoft Corporation	999,750	52,986,750
Oracle Corporation	398,281	16,010,896
Red Hat Incorporated †	23,084	1,788,087
Salesforce.com Incorporated †	79,715	6,672,943
Symantec Corporation	77,095	1,338,369

		98,563,801

Portfolio of investments—May 31, 2016	Wells Fargo Index Portfolio	13

Security name	Shares	Value

Technology Hardware, Storage & Peripherals: 3.73%
Apple Incorporated	700,845	$69,986,382
EMC Corporation	246,110	6,878,775
Hewlett Packard Enterprise Company	216,977	4,007,565
HP Incorporated	218,253	2,920,225
NetApp Incorporated	36,541	932,892
Seagate Technology plc	37,468	845,278
Western Digital Corporation	35,488	1,651,612

		87,222,729

Materials: 2.81%

Chemicals: 2.03%
Air Products & Chemicals Incorporated	24,533	3,499,387
CF Industries Holdings Incorporated	29,462	814,919
Dow Chemical Company	141,205	7,252,289
E.I. du Pont de Nemours & Company	110,182	7,207,005
Eastman Chemical Company	18,684	1,370,658
Ecolab Incorporated	33,674	3,947,940
FMC Corporation	16,894	802,296
International Flavors & Fragrances Incorporated	10,095	1,302,255
LyondellBasell Industries NV Class A	43,705	3,555,839
Monsanto Company	55,662	6,260,305
PPG Industries Incorporated	33,720	3,630,970
Praxair Incorporated	36,004	3,955,399
The Mosaic Company	44,559	1,124,224
The Sherwin-Williams Company	9,914	2,885,866

		47,609,352

Construction Materials: 0.15%
Martin Marietta Materials Incorporated	8,132	1,537,273
Vulcan Materials Company	16,834	1,965,370

		3,502,643

Containers & Packaging: 0.31%
Avery Dennison Corporation	11,304	840,792
Ball Corporation	17,913	1,295,110
International Paper Company	51,971	2,191,097
Owens-Illinois Incorporated †	20,348	384,577
Sealed Air Corporation	24,773	1,150,458
WestRock Company	32,087	1,270,966

		7,133,000

Metals & Mining: 0.32%
Alcoa Incorporated	166,199	1,540,665
Freeport-McMoRan Incorporated	158,236	1,753,255
Newmont Mining Corporation	66,887	2,167,808
Nucor Corporation	40,188	1,949,520

		7,411,248

14	Wells Fargo Index Portfolio	Portfolio of investments—May 31, 2016

Security name	Shares	Value

Telecommunication Services: 2.62%

Diversified Telecommunication Services: 2.62%
AT&T Incorporated	777,524	$30,440,065
CenturyLink Incorporated	68,744	1,864,337
Frontier Communications Corporation	147,660	763,402
Level 3 Communications Incorporated †	36,535	1,971,063
Verizon Communications Incorporated	514,941	26,210,497

		61,249,364

Utilities: 3.29%

Electric Utilities: 2.00%
American Electric Power Company Incorporated	62,070	4,017,791
Duke Energy Corporation	87,012	6,806,949
Edison International	41,183	2,949,938
Entergy Corporation	22,562	1,712,907
Eversource Energy	40,093	2,214,737
Exelon Corporation	116,280	3,984,916
FirstEnergy Corporation	53,550	1,756,976
NextEra Energy Incorporated	58,221	6,993,507
PG&E Corporation	62,295	3,742,684
Pinnacle West Capital Corporation	14,031	1,032,541
PPL Corporation	85,177	3,282,722
The Southern Company	115,385	5,704,634
Xcel Energy Incorporated	64,156	2,654,134

		46,854,436

Gas Utilities: 0.04%
AGL Resources Incorporated	15,217	1,001,279

Independent Power & Renewable Electricity Producers: 0.07%
AES Corporation	83,391	924,806
NRG Energy Incorporated	39,803	651,973

		1,576,779

Multi-Utilities: 1.11%
Ameren Corporation	30,669	1,519,649
CenterPoint Energy Incorporated	54,387	1,225,321
CMS Energy Corporation	35,034	1,465,122
Consolidated Edison Incorporated	37,110	2,718,679
Dominion Resources Incorporated	75,388	5,446,783
DTE Energy Company	22,686	2,057,166
NiSource Incorporated	40,416	964,326
Public Service Enterprise Group Incorporated	64,014	2,864,627
SCANA Corporation	18,065	1,262,924
Sempra Energy	29,805	3,192,712
TECO Energy Incorporated	29,767	819,783
WEC Energy Group Incorporated	39,899	2,399,526

		25,936,618

Portfolio of investments—May 31, 2016	Wells Fargo Index Portfolio	15

Security name			Shares	Value

Water Utilities: 0.07%
American Water Works Company Incorporated			22,501	$1,667,324

Total Common Stocks (Cost $1,106,723,098)				2,308,193,788

	Yield
Short-Term Investments: 1.69%

Investment Companies : 1.61%
Securities Lending Cash Investments LLC (l)(r)(u)	0.45%		12,693,253	12,693,253
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.41		24,960,298	24,960,298

				37,653,551

		Maturity date	Principal
U.S. Treasury Securities: 0.08%
U.S. Treasury Bill (z)#	0.12	6-9-2016	$160,000	159,995
U.S. Treasury Bill (z)#	0.25	7-21-2016	255,000	254,911
U.S. Treasury Bill (z)#	0.29	8-18-2016	410,000	409,740
U.S. Treasury Bill (z)#	0.33	9-1-2016	183,000	182,841
U.S. Treasury Bill (z)#	0.37	10-6-2016	800,000	798,948

				1,806,435

Total Short-Term Investments (Cost $39,460,647)				39,459,986

Total investments in securities (Cost $1,146,183,745) *	100.31%	2,347,653,774
Other assets and liabilities, net	(0.31)	(7,241,316)

Total net assets	100.00%	$2,340,412,458

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,208,116,279 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,232,363,587
Gross unrealized losses	(92,826,092)

Net unrealized gains	$1,139,537,495

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Wells Fargo Master Trust:

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of the Wells Fargo Index Portfolio and Wells Fargo Core Bond Portfolio (formerly known as Wells Fargo Advantage Index Portfolio and Wells Fargo Advantage Core Bond Portfolio, respectively) two of the Portfolios constituting the Wells Fargo Master Trust (the “Portfolios”), as of May 31, 2016, and the related statements of operations for the year then ended, the statements of changes in the net assets for each of the years in the two-year period then ended (collectively, the “financial statements”), the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the portfolios of investments as of May 31, 2016 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and portfolios of investments are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements, financial highlights, and portfolios of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and portfolios of investments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolios of investments. Our procedures included confirmation of securities owned as of May 31, 2016, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and portfolios of investments referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios as of May 31, 2016, and the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
July 27, 2016

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	July 27, 2016

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	July 27, 2016

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	July 27, 2016